N-2	Jul. 31, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001609211
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-000000
Investment Company Act File Number	811-22973
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	22
Entity Registrant Name	AMG PANTHEON FUND, LLC
Entity Address, Address Line One	680 Washington Boulevard, Suite 500
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	(877)
Local Phone Number	355‑1566
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Jul. 31, 2025
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Strategies	The Fund’s investment objective is to seek long-term capital appreciation. In pursuing its investment objective, the Fund invests substantially all of its assets in AMG Pantheon Master Fund, LLC (the “Master Fund”), a Delaware limited liability company also registered under the 1940 Act as a non‑diversified, closed‑end management investment company. The Master Fund has the same investment objective and identical investment policies as those of the Fund. This form of investment structure is commonly known as a “master-feeder fund” arrangement. In addition to units of the Master Fund, the Fund may hold a portion of its assets in cash to pay for current operating expenses. The Adviser also acts as investment adviser to the Master Fund.

Under normal circumstances, the Master Fund expects to invest, directly or indirectly, primarily in any of (i) private equity investments of any type, including primary and secondary investments in private equity, infrastructure and other private asset funds (“Investment Funds”) and investments in companies that are typically made alongside one or more Investment Funds (“Co‑Investment Opportunities”), (ii) exchange-traded funds (“ETFs”) designed to track equity indexes and (iii) cash, cash equivalents and other short-term investments. The allocation among these types of investments may vary from time to time.

The Fund’s investments in Investment Funds, Co‑Investment Opportunities and other private investments are referred to herein as “Private Fund Investments.”

The Master Fund may make investments directly or indirectly through its subsidiaries that are 100% owned (“Wholly-Owned”) by the Master Fund (each a “Subsidiary” and together, the “Subsidiaries”).

Except as otherwise provided, references to the Fund’s investments also will refer to the Master Fund’s investments and each Subsidiary’s investments, in each case, for the convenience of the reader.

The Adviser believes that the Fund’s investment program will offer a unique approach to private equity investing for “accredited investors” (as used in this Prospectus, “Eligible Investors”) who previously have not had access to high quality private equity investment funds and co‑investments in portfolio companies. In pursuing the Fund’s investment objective, the Adviser will allocate capital in the private equity portion of its portfolio across primary and secondary investments in Investment Funds and co‑investments in portfolio companies. The Adviser will seek to invest across a broad spectrum of Investment Funds (e.g., buyout, growth capital, special situations, credit, private infrastructure, real estate, real assets, and other private asset funds), determined by a diverse selection of geographies (e.g., North America, Europe, Asia, and emerging markets) and vintage years (i.e., the year in which an Investment Fund begins investing).

Notwithstanding the foregoing, while the Master Fund seeks opportunities to deploy capital in any way consistent with its investment objectives and strategies, the Adviser to date has invested the private equity portion of its portfolio primarily in co‑investments and/or secondaries of Investment Funds. At any given time, the Master Fund’s geographic allocation may be overweighted to one geography, with a corresponding underweighting of, or potentially even the exclusion of, other geographies. In addition, the Master Fund’s ability to access certain types of investment opportunities, including certain types of Private Fund Investments, may be limited by legal, regulatory or tax considerations related to the Master Fund’s status as a registered investment company, resulting in periods during which the Master Fund may not have any exposure to such investments.

The Fund has been structured with the intent of seeking to alleviate or reduce a number of the burdens on investors typically associated with private equity investing, such as funding capital calls on short notice, reinvesting distribution proceeds, meeting large minimum commitment amounts, and receiving tax reporting on potentially late Schedule K‑1s.

To maintain liquidity and to fund Investment Fund capital calls, the Master Fund may invest in ETFs designed to track equity indexes and, to a lesser extent, in cash and short-term securities. In addition, the Master Fund may use derivative instruments, primarily equity options and swaps, for hedging purposes. Furthermore, the Master Fund may hold a substantial portion of the Master Fund’s assets in ETFs, cash and short term investments as it seeks desirable investments for the private equity portion of the Master Fund’s portfolio.

In addition to the foregoing, the Master Fund may utilize a revolving credit facility to satisfy repurchase requests, to meet capital calls and to otherwise provide the Master Fund with temporary liquidity.

The Master Fund has obtained an exemptive order from the SEC that permits the Master Fund to invest alongside affiliates, including certain public or private funds managed by the Adviser and its affiliates, subject to certain terms and conditions.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	680 Washington Boulevard, Suite 500
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
Contact Personnel Name	Mark J. Duggan
Class 1 [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Class 1
Investor Transaction Expenses
Maximum sales load (as a percentage of purchase amount)	None
Maximum early repurchase fee (as a percentage of repurchased amount)(1)	2.00%
(1)
A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an Investor’s Units at any time prior to the day immediately preceding the one‑year anniversary of an Investor’s purchase of the Units (on a “first in‑first out” basis). An early repurchase fee payable by an Investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining Investors. See “Repurchases of Units and Transfers.”

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[1]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to Units)
Management Fee(2)	0.70%
Distribution and/or Service Fee(3)	0.75%

Class 1
Other Expenses(4), (6)	0.68%
Acquired Fund Fees and Expenses (5)	0.90%
Total Annual Expenses	3.03%
(2)
The management fee shown is payable in part by the Master Fund and in part by each Subsidiary, but will be borne indirectly by Investors as a result of the Fund’s investment in the Master Fund. The Master Fund will pay the Adviser a management fee at the annual rate of 0.70% of the Master Fund’s net asset value (excluding the assets attributable to each Subsidiary) as of the end of each month, and each Subsidiary will pay the Adviser a management fee at the annual rate of 0.70% of such Subsidiary’s net asset value as of the end of each month. For purposes of determining the management fee payable to the Adviser for any month, net asset value is calculated prior to giving effect to the payment of such management fee and prior to the deduction of any other asset-based fees (e.g., any administration fee) payable by the Master Fund or a Subsidiary, as applicable, to either the Adviser or the Sponsor and prior to giving effect to any purchases or repurchases of interests of the Master Fund or a Subsidiary, as applicable, or any distributions by the Master Fund or a Subsidiary, as applicable, occurring as of or around the end of such month.

(3)
The Class 1 Units will pay the Distributor the Distribution and/or Service Fee at an annualized rate of 0.75% of the net assets of the Fund that are attributable to Class 1 Units, determined as of the end of each month. The Fund will also pay the Distributor an ongoing distribution and/or service fee with respect to each of the Class 2, Class 3, and Class 5 units of the Fund, which are offered in a separate prospectus. The Distribution and/or Service Fee is paid for distribution and investor services provided to Investors (such as responding to Investor inquiries and providing information regarding investments in Units of the Fund; processing purchase, exchange, and redemption requests by beneficial owners of Units; placing orders with the Fund or its service providers for Units; providing sub‑accounting with respect to Units beneficially owned by Investors; and processing dividend payments for Units of the Fund on behalf of Investors). The Distributor may pay all or a portion of the Distribution and/or Service Fee to Selling Agents that provide distribution and investor services to Investors. For purposes of determining the Distribution and/or Service Fee payable to the Distributor for any month, net asset value is calculated prior to giving effect to the payment of the Distribution and/or Service Fee and prior to the deduction of any other asset-based fees (e.g., the management fee and any administration fee).

(4)
“Other Expenses” are estimated for the current fiscal year and include fees and expenses incurred in connection with the Master Fund’s credit facility, professional fees and other expenses, including, without limitation, administration fees, custody fees, trustee fees, insurance costs, financing costs, Corporate Subsidiary tax expenses and other expenses that the Fund bears directly and indirectly through the Master Fund.

(5)
Includes fees and expenses of the Investment Funds in which the Master Fund invests. Some or all of the Investment Funds in which the Master Fund intends to invest charge carried interests, incentive fees, or allocations based on the Investment Funds’ performance. The Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and 10% to 20% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Investment Funds in which the Master Fund invests, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The 0.90% shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Investment Funds (i.e., management fees, administration fees, and professional and other direct, fixed fees and expenses of the Investment Funds). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in‑kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.

(6)
The Adviser has entered into an “Expense Limitation and Reimbursement Agreement” with the Fund, the Master Fund and each Subsidiary (for purposes of this section, the Master Fund and the Subsidiaries are referred to collectively as the “Underlying Funds”) to waive the management fees payable by the Underlying Funds and pay or reimburse the Fund’s expenses (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds) such that the Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 1.45% per annum of the Fund’s net assets as of the end of each calendar month (the “Expense Cap”). “Excluded Expenses” is defined to include (i) the Fund’s proportional share of (a) fees, expenses, allocations, carried interests, etc. of the private equity investment funds and co‑investments in portfolio companies in which any Underlying Fund invests (including all acquired fund fees and expenses); (b) transaction costs, including legal costs and brokerage commissions, of any Underlying Fund associated with the acquisition and disposition of primary interests, secondary interests, co‑investments, ETF investments, and other investments; (c) interest payments incurred by any Underlying Fund, (d) fees and expenses incurred in connection with any credit facilities obtained by any Underlying Fund; (e) taxes of any Underlying Fund; (f) extraordinary expenses of any Underlying Fund (as determined in the sole discretion of the Adviser), which may include non‑recurring expenses such as, for example, litigation expenses and shareholder meeting expenses; (g) fees and expenses billed directly to a Subsidiary by any accounting firm for auditing, tax and other professional services provided to the Subsidiary; and (h) fees and expenses billed directly to a Subsidiary for custody and fund administration services provided to the Subsidiary; and (ii) (a) any investment management fee paid by the Fund; (b) acquired fund fees and expenses of the Fund; (c) transaction costs, including legal costs and brokerage commissions, of the Fund; (d) interest payments incurred by the Fund; (e) fees and expenses incurred in connection with any credit facilities obtained by the Fund; (f) the Distribution and/or Service Fees (as applicable) paid by the Fund; (g) taxes of the Fund; and (h) extraordinary expenses of the Fund (as determined in the sole discretion of the Adviser), which may include non‑recurring expenses such as, for example, litigation expenses and shareholder meeting expenses. Expenses that are subject to the Expense Limitation and Reimbursement Agreement include, but are not limited to, each Underlying Fund’s investment management fee, the Funds’ administration, custody, transfer agency, recordkeeping, fund accounting and investor services fees, the Funds’ professional fees (outside of professional fees related to transactions), and fees and expenses of Fund Directors. To the extent that the Fund’s total annual operating expenses for any month exceed the Expense Cap, the Adviser will pay or reimburse the Fund for expenses and/or waive the management fee payable by any of the Underlying Funds to the extent necessary to eliminate such excess. The Fund, or, with respect to the waived management fee, the applicable Underlying Funds, will be obligated to pay the Adviser all such amounts paid, waived, or reimbursed by the Adviser pursuant to the Expense Cap, provided that (A) the amount of such additional payment in any year, together with all expenses of the Fund (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds), in the aggregate, would not cause the Fund’s total annual operating expenses, whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds, exclusive of Excluded Expenses, in any such year to exceed the lesser of any expense limitation in place at the time of payment or the expense limitation in place at the time of waiver or reimbursement, (B) the amount of such additional payment shall be borne pro rata by all Fund Investors or, with respect to each Underlying Fund, by all such Underlying Fund’s unitholders, as applicable, and (C) no such additional payments by the Fund, or, with respect to any waived management fees, the applicable Underlying Fund, will be made with respect to amounts paid, waived, or reimbursed by the Adviser more than thirty‑six (36) months after the date such amounts are paid, waived, or reimbursed by the Adviser. The Expense Limitation and Reimbursement Agreement shall remain in effect until such time that the Adviser ceases to be the investment adviser of the Fund or upon mutual agreement among the Adviser and the Board of the Fund.

Management Fees [Percent]	0.70%	[2]
Distribution/Servicing Fees [Percent]	0.75%	[3]
Acquired Fund Fees and Expenses [Percent]	0.90%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.68%	[5],[6]
Total Annual Expenses [Percent]	3.03%
Expense Example [Table Text Block]
Example
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Class 1 Units	$51	$94	$159	$335
The example does not present actual expenses and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example above; if the actual return were greater, the amount of fees and expenses would increase.

Expense Example, Year 01	$ 51
Expense Example, Years 1 to 3	94
Expense Example, Years 1 to 5	159
Expense Example, Years 1 to 10	$ 335
Purpose of Fee Table , Note [Text Block]
The following table illustrates the expenses and fees that the Fund expects to incur and that Investors can expect to bear directly or indirectly. Investors will indirectly bear fees and expenses of the Master Fund, which are reflected in the following chart and in the example below.
The purpose of the table above is to assist you in understanding the various costs and expenses you will bear directly or indirectly as an Investor in the Fund. The table assumes the reinvestment of all dividends and distributions at net asset value. For a more complete description of the various fees and expenses of the Fund, see “Fees and Expenses.”

Basis of Transaction Fees, Note [Text Block]	as a percentage of purchase amount
Other Transaction Fees, Note [Text Block]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an Investor’s Units at any time prior to the day immediately preceding the one‑year anniversary of an Investor’s purchase of the Units (on a “first in‑first out” basis). An early repurchase fee payable by an Investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining Investors. See “Repurchases of Units and Transfers.”
Other Expenses, Note [Text Block]	“Other Expenses” are estimated for the current fiscal year and include fees and expenses incurred in connection with the Master Fund’s credit facility, professional fees and other expenses, including, without limitation, administration fees, custody fees, trustee fees, insurance costs, financing costs, Corporate Subsidiary tax expenses and other expenses that the Fund bears directly and indirectly through the Master Fund.
Management Fee not based on Net Assets, Note [Text Block]	The management fee shown is payable in part by the Master Fund and in part by each Subsidiary, but will be borne indirectly by Investors as a result of the Fund’s investment in the Master Fund. The Master Fund will pay the Adviser a management fee at the annual rate of 0.70% of the Master Fund’s net asset value (excluding the assets attributable to each Subsidiary) as of the end of each month, and each Subsidiary will pay the Adviser a management fee at the annual rate of 0.70% of such Subsidiary’s net asset value as of the end of each month. For purposes of determining the management fee payable to the Adviser for any month, net asset value is calculated prior to giving effect to the payment of such management fee and prior to the deduction of any other asset-based fees (e.g., any administration fee) payable by the Master Fund or a Subsidiary, as applicable, to either the Adviser or the Sponsor and prior to giving effect to any purchases or repurchases of interests of the Master Fund or a Subsidiary, as applicable, or any distributions by the Master Fund or a Subsidiary, as applicable, occurring as of or around the end of such month.
Acquired Fund Total Annual Expenses, Note [Text Block]	Includes fees and expenses of the Investment Funds in which the Master Fund invests. Some or all of the Investment Funds in which the Master Fund intends to invest charge carried interests, incentive fees, or allocations based on the Investment Funds’ performance. The Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and 10% to 20% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Investment Funds in which the Master Fund invests, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The 0.90% shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Investment Funds (i.e., management fees, administration fees, and professional and other direct, fixed fees and expenses of the Investment Funds). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in‑kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
TYPES OF INVESTMENTS AND RELATED RISK FACTORS
General Risks
Investing in the Fund involves risks, including those associated with investments made by the Private Fund Investments in which the Master Fund invests. References in this section to the “Master Fund” also include each Subsidiary, which shares the same risks as the Master Fund.
Investment Risk. All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio (which, for this purpose, means the aggregate investments held by the Master Fund) is concentrated in securities of a few issuers or issuers in a single sector, the risk of any investment decision is increased. A Private Fund Investment’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.
An investment in the Fund involves a high degree of risk, including the risk that the Investor’s entire investment may be lost. No assurance can be given that the Master Fund’s and Fund’s investment objective will be achieved. The Fund’s performance depends upon the Adviser’s selection of Private Fund Investments, the allocation of offering proceeds thereto and the performance of the Private Fund Investments. The Private Fund Investments’ investment activities involve the risks associated with private equity investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, labor strikes, war, terrorism, cyberterrorism, major or prolonged power outages or network interruptions, earthquakes, hurricanes, floods, fires, epidemics or pandemics and other factors which are beyond the control of the Master Fund, the Fund or the Private Fund Investments. Although the Adviser will attempt to moderate these risks, no assurance can be given that (i) the Private Fund Investments’ investment programs, investment strategies and investment decisions will be successful; (ii) the Private Fund Investments will achieve their return expectations; (iii) the Private Fund Investments will achieve any return of capital invested; (iv) the Fund’s or the Master Fund’s investment activities will be successful; or (v) Investors will not suffer losses from an investment in the Fund. Any event which affects adversely the value of an investment by the Fund or an Investment Fund would be magnified to the extent the Fund or such Investment Fund is leveraged.
All investments made by the Private Fund Investments risk the loss of capital. The Private Fund Investments’ results may vary substantially over time.
Investment Discretion; Dependence on the Adviser. The Adviser has complete discretion to select the Investments Funds as opportunities arise. The Fund, and, accordingly, Investors, must rely upon the ability of the Adviser to identify and implement investments for the Master Fund (“Master Fund Investments”) consistent with the Fund’s investment objective and consistent with prospectus disclosure. Investors will not receive or otherwise be privy to due diligence or risk information prepared by or for the Adviser in respect of the Master Fund Investments. Through the Fund’s interest in the Master Fund, the Fund’s assets are indirectly invested in the Master Fund Investments. The Adviser has the authority and responsibility for portfolio construction, the selection of Master Fund Investments and all other investment decisions for the Master Fund. The success of the Fund depends upon the ability of the Adviser to develop and implement investment strategies that achieve the investment objective of the Fund and the Master Fund. Investors will have no right or power to participate in the management or control of the Fund, the Master Fund or the Master Fund Investments, or the terms of any such investments. There can be no assurance that the Adviser will be able to select or implement successful strategies or achieve their respective investment objectives. The Fund is organized to provide Investors access to a multi-strategy investment program and not an indirect way for Investors to gain access to any particular Private Fund Investment.
Master-Feeder Structure. The Fund and the Master Fund are part of a “master-feeder” structure. The Master Fund may accept investments from other investors, including other investment vehicles that are managed or sponsored by the Adviser or the Sponsor, or an affiliate thereof, which may or may not be registered under the 1940 Act and which may be established in jurisdictions outside of the U.S. Because each feeder fund may be subject to different investment minimums, feeder-specific expenses, and other terms, one feeder fund may offer access to the Master Fund on more attractive terms, or could experience better performance, than the Fund.
Because the Fund incurs expenses that may not be incurred by other investors investing directly or indirectly in the Master Fund, such investors may experience better performance than Investors in the Fund. Such other investors in the Master Fund may include other registered investment companies, the seed investor and other select investors. Substantial repurchase requests by investors of the Master Fund in a concentrated period of time could require the Master Fund to raise cash by liquidating certain of its investments more rapidly than might otherwise be desirable. This may limit the ability of the Adviser to successfully implement the investment program of the Master Fund and could have a material adverse impact on the Fund. Moreover, regardless of the time period over which substantial repurchase requests are fulfilled, the resulting reduction in the Master Fund’s asset base could make it more difficult for the Master Fund to generate profits or recover losses. Investors will not receive notification of such repurchase requests and, therefore, may not have the opportunity to redeem their Units prior to or at the same time as the investors of the Master Fund that are requesting to have their Master Fund Interests repurchased. If other investors in the Master Fund, including the seed investor and other investment vehicles that are managed or sponsored by the Adviser or Sponsor or an affiliate thereof, request to have their Master Fund Interests repurchased, this may reduce the amount of the Fund’s Master Fund Interests that may be repurchased by the Master Fund and, therefore, the amount of Units that may be repurchased by the Fund. See “Repurchases of Units and Transfers.”
Limitations on Transfer; Units Not Listed; No Market for Units. The transferability of Units is subject to certain restrictions contained in the limited liability company agreement of the Fund, a copy of which is attached as Appendix A to this prospectus (the “LLC Agreement”). Units are not traded on any securities exchange or other market. No secondary market currently exists for Units. Although the Adviser and the Fund expect to recommend to the Board that the Fund offer to repurchase 5% of the Units on a quarterly basis, no assurances can be given that the Fund will do so and any particular recommendation may exceed such percentage. Consequently, Units should only be acquired by Investors able to commit their funds for an indefinite period of time.
Closed‑End Fund; Liquidity Risks. The Fund is a non‑diversified, closed‑end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An Investor should not invest in the Fund if the Investor needs a liquid investment. Closed‑end funds differ from open‑end management investment companies (commonly known as mutual funds) in that investors in a closed‑end fund do not have the right to redeem their units on a daily basis at a price based on net asset value. Units in the Fund are not traded on any securities exchange or other market and are subject to substantial restrictions on transfer. Although the Fund may offer to repurchase Units from time to time, an Investor may not be able to tender its Units in the Fund for a substantial period of time.
Repurchase Risks. To provide liquidity to Investors, the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. The Fund will conduct repurchase offers on a schedule and in amounts that will depend on the Master Fund’s repurchase offers. With respect to any future repurchase offer, Investors tendering Units for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer, which will generally be approximately 75 days prior to the date that the Units to be repurchased are valued by the Fund (the “Valuation Date”). Investors that elect to tender any Units for repurchase will not know the price at which such Units will be repurchased until the Fund’s net asset value as of the Valuation Date is able to be determined. The Fund will only provide offers to repurchase concurrent with the Master Fund.
A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units from an Investor at any time prior to the day immediately preceding the one‑year anniversary of the Investor’s purchase of Units. Such repurchase fee will be retained by the Fund and will benefit the Fund’s remaining Investors. Units tendered for repurchase will be treated as having been repurchased on a “first in‑first out” basis. An early repurchase fee payable by an Investor may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.
The Master Fund may be limited in its ability to liquidate its holdings in Private Fund Investments to meet repurchase requests. Repurchase offers principally will be funded by cash and cash equivalents, as well as by the sale of certain liquid securities. Accordingly, the Fund may tender fewer Units than Investors may wish to sell, resulting in the proration of Investor repurchases, or the Fund may need to suspend or postpone repurchase offers if it is required to dispose of interests in Private Fund Investments and is not able to do so in a timely manner. In addition, the Board may from time to time approve agreements for the Master Fund that contain covenants or restrictions that limit the Master Fund’s ability to repurchase Units in certain circumstances. See “Repurchases of Units and Transfers.”
Substantial requests for the Fund to repurchase Units could require the Master Fund to liquidate certain of its investments more rapidly than otherwise desirable for the purpose of raising cash to fund the repurchases and could cause the Adviser to sell investments at different times than similar investments are sold by other investment vehicles advised by the Adviser. This could have a material adverse effect on the value of the Units and the performance of the Fund and the Master Fund. In addition, substantial repurchases of Units may decrease the Fund’s total assets and accordingly may increase its expenses as a percentage of average net assets. If a repurchase offer is oversubscribed by Investors who tender Units, the Fund may extend the repurchase offer, repurchase a pro rata portion of the Units tendered, or take any other action permitted by applicable law. Under unusual market conditions, the Adviser and the Sponsor anticipate that they may not recommend to the Board that the Fund conduct a repurchase offer in any particular quarter if the Fund’s repurchase offers in the two immediately preceding quarters were oversubscribed by a substantial amount in the opinion of the Adviser and the Sponsor. If a repurchase offer is oversubscribed, or if the Fund does not conduct a repurchase offer in any particular quarter, investors will have to wait until the next repurchase offer to make another repurchase request. As a result, investors may be unable to liquidate all or a given percentage of their investment in the Fund during a particular quarter.
Distributions In‑Kind. The Fund generally expects to distribute to the holder of Units that are repurchased cash or a debt obligation, which may or may not be certificated, and which would entitle such holder to the payment of cash in satisfaction of such repurchase. See “Repurchases of Units and Transfers.” However, there can be no assurance that the Fund will have sufficient cash to pay for Units that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Units. The Fund has the right to distribute securities as payment for repurchased Units in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Master Fund may receive securities from a Private Fund Investment that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Master Fund, which may include a distribution in‑kind to the Master Fund’s investors followed, in turn, by a distribution in‑kind to the Fund’s Investors. In the event that the Fund makes a distribution of such securities, Investors will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.
Exchange-Traded Funds. To maintain liquidity and to fund Private Fund Investment capital calls, the Master Fund may invest in ETFs designed to track equity indexes. ETFs are hybrid investment companies that are registered as open‑end investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed‑end funds. ETFs in which the Master Fund may invest typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular equity index.
The risks of investment in an ETF typically reflect the risks of the types of instruments in which the ETF invests. When the Master Fund invests in ETFs, Investors of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Master Fund in an ETF could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company or ETF. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.
The risks of ETFs designed to track equity indexes may include passive strategy risk (the ETF may hold constituent securities of an index regardless of the current or projected performance of a specific security or a particular industry, market sector, country, or currency, which could cause returns to be lower or higher than if an active strategy were used), non‑correlation risk (the ETF’s return may not match the returns of the relevant index), equity securities risk (the value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions), market trading risks (the ETF faces market trading risks, including losses from trading in secondary markets and disruption in the creation/redemption process of the ETF), and concentration risk (to the extent the ETF or underlying index’s portfolio is concentrated in the securities of a particular geography or market segment, the ETF may be adversely affected by the performance of that market, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market). The market value of ETF shares may differ from their net asset value per share. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the value of the underlying investments that the ETF holds. There may be times when an ETF share trades at a premium or discount to its net asset value.
The provisions of the 1940 Act may impose certain limitations on the Master Fund’s investments in other investment companies, including ETFs. In particular, the 1940 Act, subject to certain exceptions, generally limits a fund’s investments in ETFs to no more than (i) 3% of the total outstanding voting stock of any one ETF, (ii) 5% of the fund’s total assets with respect to any one ETF, and (iii) 10% of the fund’s total assets with respect to
ETFs or other investment companies in the aggregate (the “Limitation”). Pursuant to rules adopted by the SEC, the Master Fund may invest in excess of the Limitation if the Master Fund and the investment company in which the Master Fund would like to invest comply with certain conditions, including limits on control and voting, required evaluations and findings, required fund investment agreements and limits on complex fund of funds structures. Certain of these conditions do not apply if the Master Fund is investing in shares issued by affiliated funds. In addition, the Master Fund may invest in shares issued by money market funds, including certain unregistered money market funds, in excess of the Limitation.
The Master Fund’s or the Fund’s purchase of shares of ETFs may result in the payment by a shareholder of duplicative management fees. Pantheon Ventures (US) LP, the Master Fund’s and the Fund’s investment adviser (the “Adviser”), will consider such fees in determining whether to invest in other mutual funds. The return on the Master Fund’s and the Fund’s investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies.
Wholly-Owned Subsidiaries Risk. By investing in the Subsidiaries, the Master Fund is indirectly exposed to the risks associated with each Subsidiary’s investments, which are the same risks associated with the Master Fund’s investments. Neither Subsidiary is registered under the 1940 Act, but each Subsidiary will comply with certain sections of the 1940 Act (e.g., it will enter into an investment management agreement with the Adviser that contains the provisions required by Section 15(a) of the 1940 Act (including the requirement of annual renewal), will have an eligible custodian or otherwise meet the criteria of Section 17(f) of the 1940 Act, and, together with the Master Fund on a consolidated basis, will comply with the provisions of Section 8 of the 1940 Act relating to fundamental investment policies, Section 17 relating to affiliated transactions and fidelity bond requirements, Section 18 relating to capital structure and leverage, and Section 31 regarding books and records) and be subject to the same policies and restrictions as the Master Fund as they relate to the investment portfolio. The Master Fund owns 100% of, and controls, each Subsidiary, which, like the Master Fund, is managed by the Adviser, making it unlikely that a Subsidiary will take action contrary to the interests of the Master Fund and its members. In managing a Subsidiary’s investment portfolio, the Adviser will manage the Subsidiary’s portfolio in accordance with the Master Fund’s investment policies and restrictions. There can be no assurance that a Subsidiary’s investment objective will be achieved. Changes in the laws of the United States and/or the State of Delaware, under which the Master Fund and the Subsidiaries are organized, could result in the inability of the Master Fund and/or a Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its members.
Borrowing. The Fund and the Master Fund may borrow money in connection with their investment activities—i.e., the Fund and the Master Fund may utilize leverage. The Fund and the Master Fund may borrow money through a credit facility or other arrangements to satisfy repurchase requests from Fund Investors, to pay operating expenses, to fund capital commitments to Private Fund Investments, and to otherwise provide temporary liquidity. The Master Fund may also borrow money through a credit facility to manage timing issues in connection with the acquisition of its investments, such as providing the Master Fund with temporary liquidity to fund investments in Private Fund Investments in advance of the Master Fund’s receipt of distributions from another Private Fund Investment. The Master Fund has entered into a credit facility for such purposes.
The 1940 Act generally requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the indebtedness is incurred. This means that, as a general matter, the value of the Master Fund’s or Fund’s total indebtedness may not exceed one‑third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness. Subject to certain exceptions, the 1940 Act also generally restricts the Fund from declaring cash distributions on, or repurchasing, shares unless senior securities representing indebtedness have an asset coverage of not less than 300% after giving effect to such distribution or repurchase.
The Fund or the Master Fund may be required to maintain minimum average balances in connection with borrowings or to pay commitment fees and other costs of borrowings under the terms of a line of credit or credit facility. Moreover, interest on borrowings will be an expense of the Fund. With the use of borrowings, there is a risk that the interest rates paid by the Fund or the Master Fund on the amount it borrows will be higher than the return on the Fund’s investments. Such additional costs and expenses may affect the operating results of the Fund. If the Fund or the Master Fund cannot generate sufficient cash flow from investments, they may need to refinance all or a portion of indebtedness on or before maturity. Additionally, uncertainty in the debt and equity markets may negatively impact the Fund’s or the Master Fund’s ability to access financing on favorable terms or at all and a lender may terminate or not renew any credit facility. The inability to obtain additional financing could have a material adverse effect on the Fund’s operations and on its ability to meet its debt obligations. If it is unable to refinance any of its indebtedness on commercially reasonable terms or at all, the Fund’s returns may be harmed. Moreover, the Master Fund may be forced to sell investments in Private Fund Investments at inopportune times, which may further depress returns.
Hedging. Subject to the limitations and restrictions of the 1940 Act, the Master Fund may use derivative transactions, primarily equity options and swaps (and, to a lesser extent, futures and forwards contracts) for hedging purposes. Derivative transactions present risks arising from the use of leverage (which increases the magnitude of losses), volatility, non‑correlation with underlying assets, mispricing, improper valuation, the possibility of default by a counterparty or clearing member and clearing house through which a derivative position is held, and illiquidity. Use of options and swaps transactions for hedging purposes by the Master Fund could present significant risks, including the risk of losses in excess of the amounts invested. See “Derivatives Counterparty Risk” and “Legal and Regulatory Risks.”
Options. There are various risks associated with transactions in options. The value of options will be affected by many factors, including changes in the value of underlying securities or indices, changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The Master Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. There can be no assurance that a liquid market will exist when the Master Fund seeks to close out an option position. If no liquid market exists, the Master Fund might not be able to effect an offsetting transaction in a particular option. If the Master Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. As the writer of a call option on a portfolio security, during the option’s life, the Master Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, the Master Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the index decline. If the Master Fund writes a call option and does not hold the underlying security or instrument, the amount of the Master Fund’s potential loss is theoretically unlimited. Stock or index options that may be purchased or sold by the Master Fund may include options not traded on a securities exchange. The risk of nonperformance by the Master Fund’s counterparty to such bilateral options may be greater and the ease with which the Master Fund can dispose of or enter into closing transactions with respect to such an option may be less than in the case of an exchange-traded option.
Swap Agreements. Swap agreements are two‑party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specified assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular non‑U.S. currency, or in a security or “basket” of securities representing a particular index. Because swap agreements are two‑party contracts that may be subject to contractual restrictions on transferability and termination, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary securities transactions. The Master Fund’s use of swaps could create significant investment leverage.
Futures and Forwards. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. Futures contracts have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures positions also could have an adverse impact on the ability of the Master Fund to hedge a portfolio investment or to establish a substitute for a portfolio investment. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the futures contracts and the underlying investment sought to be hedged may prevent the Master Fund from achieving the intended hedging effect or expose the Master Fund to the risk of loss.
Forward contracts, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward trading is relatively unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. Disruptions can occur in any market traded by the Master Fund due to unusual trading volume, political intervention, or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Master Fund would otherwise recommend, to the possible detriment of the Master Fund. Market illiquidity or disruption could result in major losses to the Master Fund. In addition, the Master Fund will be exposed to credit risks with regard to counterparties with whom the Master Fund trades as well as risks relating to settlement or other default by its counterparties. Such risks could result in substantial losses to the Master Fund.
Derivatives Counterparty Risk. The Master Fund will be subject to credit risk with respect to the counterparties to derivative contracts (including the clearing member and clearing house through which derivatives positions are held). There can be no assurance that a counterparty will be able or willing to meet its obligations. Events that affect the ability of the Master Fund’s counterparties to comply with the terms of the derivative contracts may have an adverse effect on the Master Fund. If the counterparty defaults, the Master Fund will have contractual remedies, but there can be no assurance that the Master Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Master Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Master Fund, if any, the Master Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked‑to‑market value of the instrument. If a counterparty becomes insolvent, the Master Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may obtain a limited or no recovery of amounts due to it under the derivative contract.
Transactions in certain types of derivatives including futures and options on futures as well as some types of swaps are required to be (or are capable of being) centrally cleared. In a transaction involving such derivatives, the Master Fund’s counterparty is a clearing house so the Master Fund is subject to the credit risk of the clearing house and the member of the clearing house (the “clearing member”) through which it holds its position. Credit risk of market participants with respect to such derivatives is concentrated in a few clearing houses and clearing members, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is generally obligated to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of the Master Fund might not be fully protected in the event of the insolvency of the Master Fund’s clearing member, because the Master Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. In addition, financial difficulty, fraud or misrepresentation at any of these institutions could lead to significant losses as well as impair the operational capabilities or capital position of the Master Fund. For example, if a clearing member does not comply with applicable regulations or its agreement with the Master Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Master Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.
Legal and Regulatory Risks. Recent legal and regulatory changes, and additional legal and regulatory changes that could occur during the term of the Fund and the Master Fund, may substantially affect private equity funds and such changes may adversely impact the performance of the Fund and the Master Fund. The regulation of the U.S. and non‑U.S. securities, derivatives and futures markets and investment funds has undergone substantial change in recent years and such change may continue. Such market regulations may increase the costs of the Master Fund’s investments, may limit the availability or liquidity of certain investments, or may otherwise adversely affect the value or performance of the Master Fund’s investments. Any such developments could impair the effectiveness of the Master Fund’s investments and cause the Master Fund to lose value. Counterparty risk with respect to derivatives and certain other transactions has also been impacted by rules and regulations affecting such markets. For example, the Master Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, in the event of an insolvency of its counterparties (or their affiliates) could be stayed or eliminated under special resolution regimes adopted in the United States and various other jurisdictions.
Greater regulatory scrutiny may increase the Fund’s, the Master Fund’s and the Adviser’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund, the Master Fund and the Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.
With the passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), there have been extensive rulemaking and regulatory changes that affect private fund managers, the funds that they manage, the instruments in which funds invest (such as derivatives), and the financial industry as a whole. The Dodd-Frank Act, among other things, grants regulatory authorities broad rulemaking authority to implement various provisions of the Act. The full impact of the Dodd-Frank Act, and of follow‑on regulation, is impossible to predict. There can be no assurance that current or future regulatory actions authorized by the Dodd-Frank Act will not have a material adverse effect on the Fund, the Master Fund, and the Private Fund Investments, significantly reduce the profitability of the Fund or the Master Fund, or impair the ability of the Fund, the Master Fund, and the Private Fund Investments to achieve their investment objectives. The implementation of the Dodd-Frank Act also could adversely affect the Fund and the Master Fund by increasing transaction and/or regulatory compliance costs. In addition, greater regulatory scrutiny may increase the Fund’s, the Master Fund’s and the Adviser’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund, the Master Fund and the Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.
Rule 18f‑4 under the 1940 Act governs the classification and use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f‑4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value‑at‑risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule 18f‑4. If a fund meets certain specified conditions, Rule 18f‑4 permits a fund to enter into an unfunded commitment agreement without treating it as a senior security subject to otherwise applicable restrictions under the 1940 Act. In connection with the adoption of Rule 18f‑4, the SEC also eliminated the asset segregation framework for covering certain derivative instruments and related transactions arising from prior SEC guidance. Compliance with Rule 18f‑4 could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule 18f‑4 may limit the Fund’s and the Master Fund’s ability to use derivatives as part of their investment strategy.
The derivatives markets are also subject to various forms of regulatory oversight. Global regulations require most derivatives to be margined and reported, require certain derivatives to be cleared and in some cases also traded on an exchange, impose business conduct requirements on counterparties, and impose other regulatory requirements that impact derivatives markets. These requirements or additional future regulation of the derivatives markets may make the use of derivatives more costly, may limit the availability or reduce the liquidity of derivatives, and may impose limits or restrictions on the counterparties with which the Master Fund engages in derivative transactions.
The U.S. Commodity Futures Trading Commission (“CFTC”), certain foreign regulators and many futures exchanges have established (and continue to evaluate and revise) limits (“position limits”) on the maximum net long or net short positions which any person, or group of persons acting in concert, may hold or control in particular contracts. In addition, U.S. federal position limits apply to swaps that are economically equivalent to futures contracts on certain agricultural, metals and energy commodities. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded, unless an exemption applies. It is possible that different clients managed by the Adviser and its affiliates may be aggregated for this purpose. Therefore, the trading decisions of the Adviser (acting in its capacity as investment adviser of the Master Fund) may have to be modified and positions held by the Master Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Master Fund and, thus, the Fund. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s and the Master Fund’s investment strategy. The Fund and the Master Fund may also be affected by other regimes, including those of the European Union (“EU”) and United Kingdom (“UK”), and trading venues that impose position limits on commodity derivative contracts.
The Adviser has claimed the relief provided to fund‑of‑funds operators pursuant to CFTC No‑Action Letter 12‑38 and is therefore not subject to registration or regulation as a pool operator under the Commodity Exchange Act with respect to the Fund and the Master Fund. For the Adviser to remain eligible for the relief, the Fund and the Master Fund must comply with certain limitations, including limits on their ability to gain exposure to certain financial instruments such as futures, options on futures and certain swaps. These limitations may restrict each of the Fund’s and the Master Fund’s ability to pursue its investment objectives and strategies, increase the costs of implementing its strategies, result in higher expenses for it, and/or adversely affect its total return.
Substantial Fees and Expenses. An Investor in the Fund meeting the eligibility conditions imposed by the Private Fund Investments, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could invest directly in the Private Fund Investments. In addition, by investing in the Private Fund Investments through the Fund, an Investor in the Fund will bear a portion of the management fee and other expenses of the Fund and the Master Fund. An Investor in the Fund will also indirectly bear a portion of the asset-based fees, incentive allocations, carried interests or fees and operating expenses borne by the Master Fund as an investor in the Private Fund Investments. In addition, to the extent that the Master Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Fund Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Private Fund Investments and the Fund generally. As a result, a Private Fund Investment with positive performance may receive compensation from the Master Fund, even if the Master Fund’s overall returns are negative. The operating expenses of a Private Fund Investment may include, but are not limited to, organizational and offering expenses; the cost of investments; administrative, legal and internal and external accounting fees; and extraordinary or non‑recurring expenses (such as litigation or indemnification expenses). It is difficult to predict the future expenses of the Fund.
Investments in Non‑Voting Stock; Inability to Vote. The Master Fund may hold its interests in the Private Fund Investments in non‑voting form in order to avoid becoming (i) an “affiliated person” of any Private Fund Investment within the meaning of the 1940 Act and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. Where only voting securities are available for purchase, the Master Fund may seek to create by contract the same result as owning a non‑voting security by agreeing to relinquish the right to vote in respect of its investment. The Master Fund may irrevocably waive its rights (if any) to vote its interest in a Private Fund Investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Master Fund contractually foregoes the right to vote Investment Fund securities or its interest in a portfolio company, the Master Fund will not be able to vote on matters that may be adverse to the Master Fund’s and the Fund’s interests. As a result, the Master Fund’s influence on a Private Fund Investment could be diminished, which may consequently adversely affect the Fund and its Investors. Any such waiver arrangement should benefit the Master Fund, as it will enable the Master Fund to acquire more interests of a Private Fund Investment that the Adviser believes is desirable than the Fund would be able to if it were deemed to be an “affiliate” of the Private Fund Investment within the meaning of the 1940 Act.
Non‑Diversified Status. Each of the Fund and the Master Fund is a “non‑diversified” investment company for purposes of the 1940 Act, which means neither is subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund’s net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations. The
Master Fund will not, however, invest more than 25% of its gross assets (measured at the time of investment) in any one Investment Fund.
Dilution from Subsequent Offering of Units and Master Fund Interests. The Fund may accept additional subscriptions for Units as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing Investors in the Private Fund Investments prior to such purchases, which could have an adverse impact on the existing Investors’ interests in the Fund if subsequent Private Fund Investments underperform the prior investments in the Private Fund Investments. In addition, the Master Fund generally accepts additional investments in Master Fund Interests as determined by the Master Fund Board, in its sole discretion. Such additional investments in the Master Fund may dilute the indirect interests of existing investors of the Master Fund, including the Fund, in the Private Fund Investments made prior to such purchases, which could have an adverse impact on the Master Fund Interests of the existing investors of the Master Fund, including the Fund, if subsequent Private Fund Investments underperform the prior investments in the Private Fund Investments.
Valuations Subject to Adjustment. The valuations reported by the Private Fund Investments based upon which the Master Fund determines its month‑end net asset value, the net asset value the Master Fund, and the net asset value of the Fund’s Master Fund Interest, may be subject to later adjustment or revision. For example, net asset value calculations may be revised as a result of fiscal year‑end audits or other conditions that impact the Private Fund Investments’ investments but that are unknown to the Adviser at the time of the Master Fund’s valuation estimate. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Master Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Investors who had their Units repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Investors under certain circumstances as described in “Repurchases of Units and Transfers.” As a result, to the extent that such subsequently adjusted valuations from the Private Fund Investments, direct private equity investments, the Master Fund, or the Fund adversely affect the Master Fund’s net asset value, and therefore the Fund’s net asset value, the outstanding Units may be adversely affected by prior repurchases to the benefit of Investors who had their Units repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Units and to the detriment of Investors who previously had their Units repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Units. New Investors may be affected in a similar way.
Reporting Requirements. Investors who beneficially own Units that constitute more than 5% or 10% of a Class of the Fund’s Units may be subject to certain requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Investors or to notify Investors that such reports are required to be made. Investors who may be subject to such requirements should consult with their legal advisors.
Limited Operating History of Master Fund Investments. Many of the Private Fund Investments may have limited operating histories and the information the Master Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies of such Private Fund Investments will be limited. Moreover, even to the extent a Private Fund Investment has a longer operating history, the past investment performance of any of the Master Fund Investments should not be construed as an indication of the future results of such investments, the Master Fund or the Fund, particularly as the investment professionals responsible for the performance of such Private Fund Investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser relies upon information provided to it by the Private Fund Investment that is not, and cannot be, independently verified.
Nature of Portfolio Companies. The Master Fund may make co‑investments in, and the Investment Funds will make direct and indirect investments in, various companies, ventures, and businesses (“Portfolio Companies”). This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Master Fund Investments may also include Portfolio Companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.
Co‑Investment Vehicles. The Master Fund may invest indirectly in Portfolio Companies with third party co‑investors by means of co‑investment vehicles formed to facilitate such investments (“Co‑Investment Vehicles”). It is anticipated that Co‑Investment Vehicles will be formed and managed by third-party fund managers and that neither the Adviser nor the Fund or Master Fund will be able to exercise day to day control over the Co‑Investment Vehicles. The realization of Portfolio Company investments made as co‑investments may take longer than would the realization of investments under the sole control of the Adviser or the Fund or Master Fund because the co‑investors may require an exit procedure requiring notification of the other co‑investors and possibly giving the other co‑investors a right of first refusal or a right to initiate a buy‑sell procedure (i.e., one party specifying the terms upon which it is prepared to purchase the other party’s or parties’ participation in the investment and the non‑initiating party or parties having the option of either buying the initiating party’s participation or selling its or their participation in the investment on the specified terms).
Co‑Investment Vehicles may involve risks in connection with such third-party involvement, including the possibility that a third-party may have financial difficulties, resulting in a negative impact on such investment, or that the Fund or Master Fund may in certain circumstances be held liable for the actions of such third-party co‑investor. Third-party co‑investors may also have economic or business interests or goals which are inconsistent with those of the Fund or Master Fund, or may be in a position to take or block action in a manner contrary to the Fund’s or Master Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to the Co‑Investment Vehicles, including incentive compensation arrangements, and the interests of such third parties may not be aligned with the interests of the Fund or Master Fund.
With respect to Co‑Investment Vehicles, the Fund and Master Fund will be highly dependent upon the capabilities of the private equity fund managers alongside whom the investment is made. The Fund or Master Fund may indirectly make binding commitments to Co‑Investment Vehicles without an ability to participate in their management and control and with no or limited ability to transfer its interests in such Co‑Investment Vehicles. In some cases, the Fund or Master Fund will be obligated to fund its entire investment for a Co‑Investment Vehicle up front, and in other cases the Fund or Master Fund will make commitments to fund from time to time as called by the managers of the underlying Co‑Investment Vehicles. Neither the Adviser nor the Fund or Master Fund will have control over the timing of capital calls or distributions received from Co‑Investment Vehicles, or over investment decisions made by such Co‑Investment Vehicles.
Through Co‑Investment Vehicles and co‑investments, the Fund and Master Fund also generally will not have control over any of the underlying Portfolio Companies and will not be able to direct the policies or management decisions of such Portfolio Companies. Thus, the returns to the Fund or Master Fund from any such investments will be dependent upon the performance of the particular Portfolio Company and its management and the Fund will not be able to direct the policies or management decisions of such Portfolio Companies.
Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in a private business (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. Investment in private equity involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity to obtain the required financing.
Private Fund Investments are not registered as investment companies under the 1940 Act, and, therefore, are not subject to the same restrictions and reporting requirements as the Fund. The Fund may not have transparency regarding a Private Fund Investment’s practices and holdings and the value of interests held by Private Fund Investments, which can impact the valuation of the Fund’s holdings.
Venture Capital. A Private Fund Investment may invest in venture capital. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may be at a later stage of development.
Debt Securities. An Investment Fund may invest in bonds or other debt securities. The value of a debt security may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of fixed income securities to decrease, may adversely impact the liquidity of fixed income securities, and increase the volatility of fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by an Investment Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Credit Risk. An issuer of bonds or other debt securities may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s and S&P. Actual or perceived changes in a company’s financial health will affect the valuation of its debt securities. Bonds or debt securities rated BBB/Baa by S&P/Moody’s, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.
Interest Rate Risk. Changes in interest rates can impact bond and debt security prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. Interest rate risk is generally higher for investments with longer maturities or durations. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal plus interest) for a particular bond, debt security or portfolio, and is used to evaluate such bond’s, debt security’s or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of one year would be expected to fall approximately 1% and a fund with an average duration of five years would be expected to decline by about 5%. If rates decrease by one percentage point, the share price of a fund with an average duration of one year would be expected to rise approximately 1% and the share price of a fund with an average duration of five years would be expected to rise by about 5%. Negative or very low interest rates could magnify the risks associated with changes in interest rates. During periods of increasing interest rates, an Investment Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s or the Master Fund’s assets or distributions may decline. This risk is more prevalent with respect to debt securities held by the Master Fund. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Master Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Funds. Investors’ expectation of future inflation can also impact the current value of portfolio investments, resulting in lower asset values and potential losses. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment.
Defaulted Debt Securities and Other Securities of Distressed Companies. The Investment Funds may invest in low grade or unrated debt securities (i.e., “high yield” or “junk” bonds) and Private Fund Investments may invest in securities of distressed companies. Such investments involve substantial risks. For example, high yield bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other private debt securities. Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.
Mezzanine Investments. An Investment Fund may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.
Real Estate Investments. The Master Fund may be exposed to real estate risk through its allocation to real estate investments. The residential housing sector in the United States came under considerable pressure for a prolonged period beginning in 2007 and home prices nationwide were down significantly on average. In addition, the commercial real estate sector in the United States was under pressure with prices down significantly on average. Residential and commercial mortgage delinquencies and foreclosures increased over this time period, which led to widespread selling in the mortgage-related market and put downward pressure on the prices of many securities. Accordingly, the instability in the credit markets adversely affected, and could adversely affect in the future, the price at which real estate funds can sell real estate because purchasers may not be able to obtain financing on attractive terms or at all. These developments also adversely affected, and could adversely affect in the future, the broader economy, which in turn adversely affected, and could adversely affect in the future, the real estate markets. Such developments could, in turn, reduce returns from real estate funds or reduce the number of real estate funds brought to market during the investment period, thereby reducing the Master Fund’s investment opportunities.
Real estate funds are subject to risks associated with the ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks, such as the events described above). Some real estate funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such real estate fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a real estate fund holds, which could reduce the cash flow needed to make distributions to investors. In addition, real estate funds may also be affected by tax and regulatory requirements impacting the real estate fund’s ability to qualify for preferential tax treatments or exemptions.
Small- and Medium-Capitalization Companies. Some Private Fund Investments may invest a portion of their assets in Portfolio Companies with small- to medium‑sized market capitalizations. While such investments may provide significant potential for appreciation, they may also involve higher risks than do investments in securities of larger companies. For example, the risk of bankruptcy or insolvency is higher than for larger, “blue-chip” companies.
Geographic Concentration Risks. An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of Portfolio Companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration. Other Private Fund Investments may also be disproportionally exposed to specific geographic regions.
Foreign Investments. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, diplomatic relations, embargoes, economic sanctions against a particular country or countries, organizations, entities and/or individuals, limitation on the removal of funds or assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund, the Master Fund and/or a Private Fund Investment may be subject to foreign taxation on realized capital gains, dividends or interest payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Any taxes or other charges paid or incurred by the Fund, the Master Fund and/or a Private Fund Investment in respect of its foreign securities will reduce the Fund’s yield.
Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Private Fund Investments that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit a Private Fund Investment’s ability to invest in securities of certain issuers located in those countries. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. No assurance can be given that the Private Fund Investments will satisfy applicable foreign reporting requirements at all times.
In addition, the tax laws of some foreign jurisdictions in which a Private Fund Investment may invest are unclear and interpretations of such laws can change over time. As a result, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under U.S. generally accepted accounting principles (“GAAP”), a Private Fund Investment may be required to accrue for book purposes certain foreign taxes in respect of its foreign securities or other foreign investments that it may or may not ultimately pay. Such tax accruals will reduce a Private Fund Investment’s net asset value at the time accrued, even though, in some cases, the Private Fund Investment ultimately will not pay the related tax liabilities. Conversely, a Private Fund Investment’s net asset value will be increased by any tax accruals that are ultimately reversed.
Emerging Markets. Some Private Fund Investments may invest in Portfolio Companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.
Sector Concentration. The 1940 Act requires the Fund to state the extent, if any, to which it concentrates investments in a particular industry or group of industries. While the 1940 Act does not define what constitutes “concentration” in an industry, the staff of the SEC takes the position that, in general, investments of more than 25% of a fund’s assets in an industry constitutes concentration. The Master Fund or a Private Fund Investment may concentrate its investments in specific industry sectors, which means each may invest more than 25% of its assets in a specific industry sector. This focus may constrain the liquidity and the number of Portfolio Companies available for investment by a Private Fund Investment. In addition, the investments of such a Private Fund Investment will be disproportionately exposed to the risks associated with the industry sectors of concentration.
Utilities and Energy Sectors. Energy companies may be significantly affected by outdated technology, short product cycles, falling prices and profits, market competition and risks associated with using hazardous materials. Energy companies may also be negatively affected by legislation that results in stricter government regulations and enforcement policies or specific expenditures. The Master Fund may invest a significant portion of its assets in private infrastructure fund investments and co‑investments, which may include investments with a focus on the utilities and energy sectors, thereby exposing the Master Fund to risks associated with these sectors. Additionally, an Investment Fund may invest in Portfolio Companies in the utilities and energy sectors, exposing the Investment Fund, and thereby the Master Fund, to risks associated with these sectors. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising.
Transportation Sector. Transportation infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, the effects of economic slowdowns, adverse changes in fuel prices, labor relations, insurance costs, government regulations, political changes, and other factors. The Master Fund may invest a significant portion of its assets in private infrastructure fund investments and co‑investments, which may include investments with a focus on the transportation sector, thereby exposing the Master Fund to risks associated with this sector. Additionally, an Investment Fund may invest in Portfolio Companies in the transportation sector, exposing the Investment Fund, and thereby the Master Fund, to risks associated with this sector.
Technology Sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.
Financial Sector. Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and can fluctuate as a result of increased competition or changing interest rates.
Natural Resources Sector. Investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures, and international politics. If the Master Fund has significant exposure to natural resource companies, there is the risk that the Master Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in natural resource areas) and political events (such as coups, military confrontations, or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Rising interest rates and general economic conditions may also affect the demand for natural resources.
Precious Metals Sector. Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial, and political factors. The price of precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of precious metals, changes in industrial and commercial demand, precious metals sales by governments, central banks, or international agencies, investment speculation, monetary and other economic policies of various governments, and government restrictions on private ownership of gold and other precious metals. No income is derived from holding physical gold or other precious metals, which is unlike securities that may pay dividends or make other current payments.
Currency Risk. Private Fund Investments may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Master Fund investments are denominated against the U.S. dollar may result in a decrease in the Master Fund’s and the Fund’s net asset value. Forward currency contracts and options may be utilized on behalf of the Fund and the Master Fund by Private Fund Investments to hedge against currency fluctuations, but Private Fund Investments are not required to hedge and there can be no assurance that such hedging transactions, even if undertaken, will be effective. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.
Risks Relating to Accounting, Auditing and Financial Reporting, etc. The Master Fund and certain of the Private Fund Investments may invest in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Master Fund and the Private Fund Investments may be incomplete, inaccurate and/or significantly delayed. The Master Fund and the Private Fund Investments may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the net asset value of the Fund.
Valuation of the Master Fund’s Interests in Private Fund Investments. A large percentage of the securities in which the Master Fund invests will not have a readily determinable market price and will be fair valued by the Master Fund. The valuation of the Master Fund’s interests in Private Fund Investments is ordinarily determined monthly based in part on estimated valuations provided by Investment Fund Managers and also on valuation determinations made by the Adviser, which may be based in whole or in part on information from third-party valuation services, under the general supervision of the Master Fund Board. Pursuant to Rule 2a‑5 under the 1940 Act, the Board and the Master Fund Board have designated the Adviser as the Fund’s and the Master Fund’s “Valuation Designee” to perform the Fund’s and the Master Fund’s respective fair value determinations, which are subject to Board and Master Fund Board oversight, as applicable, and certain reporting and other requirements intended to ensure that the Board and the Master Fund Board receive the information they need to oversee the Adviser’s fair value determinations.
Like the Master Fund’s investments, a large percentage of the securities in which the Investment Funds invest and the Portfolio Companies of co‑investments will not have a readily determinable market price and will be valued periodically by the Investment Fund or co‑investment. In this regard, an Investment Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Fund Manager’s compensation or its ability to raise additional funds in the future. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Private Fund Investment, the accuracy of the valuations provided by the Private Fund Investments, that the Private Fund Investments will comply with their own internal policies or procedures for keeping records or making valuations, or that the Private Fund Investments’ policies and procedures and systems will not change without notice to the Master Fund. As a result, valuations of the securities may be subjective and could subsequently prove to have been wrong, potentially by significant amounts.
The Fund’s and the Master Fund’s securities valuation and pricing services policies and procedures (the “Valuation Procedures”) provide that valuations for Private Fund Investments will be determined based in part on estimated valuations provided by Investment Fund Managers and also on valuation determinations made by the Adviser pursuant to a valuation methodology that incorporates general private equity pricing principles and information from third-party valuation services, under the general supervision of the Board and the Master Fund Board. The Adviser seeks to maintain accurate Private Fund Investment valuations by undertaking a detailed assessment of a Private Fund Investment’s valuation procedures prior to investing in the Private Fund Investment. Based on the methodology, the Adviser may adjust a Private Fund Investment’s periodic valuation, as appropriate, including through the use of a third-party valuation service, which uses fair value techniques considered by such service most applicable to the Private Fund Investment. The Fund and the Master Fund run the risk that the Adviser’s valuation techniques will fail to produce the desired results. Any imperfections, errors, or limitations in any model that is used could affect the ability of the Master Fund to accurately value Private Fund Investment assets. By necessity, models make assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include all knowable information or the most recent information about a company, security, or market factor. In addition, the Adviser may face conflicts of interest in valuing the Fund’s and the Master Fund’s investments, as the value of the Fund’s and the Master Fund’s investments will affect the Adviser’s compensation. Moreover, Private Fund Investment Managers typically provide estimated valuations on a quarterly basis whereas the Adviser will consider valuations on an ongoing basis and will determine valuations on a monthly basis. While any model that may be used would be designed to assist in confirming or adjusting valuation recommendations, the Adviser generally will not have sufficient information in order to be able to confirm with certainty the accuracy of valuations provided by a Private Fund Investment until the Funds receive the Private Fund Investment’s audited annual financial statements (and even then, the Adviser will only be able to confirm the value as of the financial statement date).
A Private Fund Investment’s information could be inaccurate due to fraudulent activity, misevaluation, or inadvertent error. In any case, the Master Fund may not uncover errors for a significant period of time, if ever. Even if the Adviser elects to cause the Master Fund to sell its interests in such a Private Fund Investment, the Master Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Private Fund Investment’s valuations of such interests could remain subject to such fraud or error, and the Adviser may, in its sole discretion, determine to discount the value of the interests or value them at zero.
Investors should be aware that situations involving uncertainties as to the valuations by Private Fund Investments could have a material adverse effect on the Fund and the Master Fund if judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.
Indemnification of Private Fund Investments, Investment Fund Managers and Others. The Master Fund may agree to indemnify certain of the Private Fund Investments and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Private Fund Investments. If the Master Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund and the Master Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.
Termination of the Master Fund’s Interest in a Private Fund Investment. A Private Fund Investment may, among other things, terminate the Master Fund’s interest in that Private Fund Investment (causing a forfeiture of all or a portion of such interest) if the Master Fund fails to satisfy any capital call by that Private Fund Investment or if the continued participation of the Master Fund in the Private Fund Investment would have a material adverse effect on the Private Fund Investment or its assets.
General Risks of Secondary Investments. The overall performance of the Master Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Master Fund may not be able to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Master Fund acquires an Investment Fund interest as a secondary investment, the Master Fund will generally not have the ability to modify or amend such Investment Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.
Contingent Liabilities Associated with Secondary Investments. Where the Master Fund acquires an Investment Fund interest as a secondary investment, the Master Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Investment Fund and, subsequently, that Investment Fund recalls any portion of such distributions, the Master Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Investment Fund. While the Master Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Investment Fund, there can be no assurance that the Master Fund would have such right or prevail in any such claim. The Adviser does not anticipate that the Master Fund will accrue contingent liabilities with respect to secondary investments often, but each secondary investment bears the risk of being subject to contingent liabilities.
Risks Relating to Secondary Investments Involving Syndicates. The Master Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Master Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.
Commitment Strategy. The Master Fund anticipates that it will maintain a sizeable cash and/or liquid assets position in anticipation of funding capital calls. The Master Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by Private Fund Investments.
Holding a sizeable cash and/or liquid assets position may result in lower returns than if the Master Fund employed a more aggressive “over-commitment” strategy. However, an inadequate cash position presents other risks to the Fund and the Master Fund, including the potential inability to fund capital contributions, to pay for repurchases of Units tendered by Investors or to meet expenses generally. Moreover, if the Master Fund defaults on its commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Private Fund Investment. Any failure by the Master Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Master Fund to pursue its investment program, (ii) force the Master Fund to borrow through a credit facility or other arrangements, (iii) indirectly cause the Fund, and, indirectly, the Investors to be subject to certain penalties from the Private Fund Investments (including the complete forfeiture of the Master Fund’s investment in a Private Fund Investment), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).
Registered Investment Companies. The Fund and the Master Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Master Fund’s investment objective and permissible under the 1940 Act or made pursuant to an exemption under the 1940 Act. Under one provision of the 1940 Act, the Master Fund may not acquire the securities of other registered investment companies if, as a result, (i) more than 10% of the Master Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Master Fund; or (iii) more than 5% of the Master Fund’s total assets would be invested in any one registered investment company. These restrictions are applicable to the Fund as well, although there is an exception for the Fund’s holding of Master Fund Interests. Pursuant to rules adopted by the SEC, the Fund or the Master Fund may invest in excess of the above limitations if the Fund or the Master Fund and the investment company in which the Fund or the Master Fund would like to invest comply with certain conditions, including limits on control and voting, required evaluations and findings, required fund investment agreements and limits on complex fund of funds structures. Other provisions of the 1940 Act are less restrictive provided that the Master Fund or Fund is able to meet certain conditions. The above limitations do not apply to the acquisition of units of any registered investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all of the assets of another registered investment company.
The Master Fund or Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.
Cash, Cash Equivalents, Investment Grade Bonds and Money Market Instruments. The Master Fund, the Fund, and Private Fund Investments may invest, including for defensive purposes, some or all of their respective assets in high quality fixed-income securities, money market instruments, money market mutual funds, and other short-term securities, or hold cash or cash equivalents in such amounts as the Adviser or Investment Fund Managers deem appropriate under the circumstances. In addition, the Master Fund, the Fund or a Private Fund Investment may invest in these instruments pending allocation of its respective offering proceeds, and the Master Fund will retain cash or cash equivalents in sufficient amounts to satisfy capital calls from Private Fund Investments. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.
These investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose credit risks that result in issuer default.
Repurchase Agreements. The Master Fund and Private Fund Investments may enter into repurchase agreements, by which the Master Fund or the Private Fund Investment, as applicable, purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price typically is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans by a fund and afford the Master Fund or the Private Fund Investment the opportunity to earn a return on temporarily available cash. The Fund and the Master Fund do not have percentage limitations on how much of their total assets may be invested in repurchase agreements. The Master Fund typically may also use repurchase agreements for cash management and temporary defensive purposes. The Master Fund may invest in a repurchase agreement that does not produce a positive return to the Master Fund if the Adviser believes it is appropriate to do so under the circumstances (for example, to help protect the Master Fund’s uninvested cash against the risk of loss during periods of market turmoil). While in some cases the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Master Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Master Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Master Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement, for example, against a counterparty undergoing financial distress.
In certain instances, the Master Fund may engage in repurchase agreement transactions that are novated to the Fixed Income Clearing Corporation (“FICC”) or another clearing house. The clearing house acts as the common counterparty to all repurchase transactions that enter its netting system and guarantees that participants will receive their cash or securities collateral (as applicable) back at the close of repurchase transaction. While this guarantee is intended to mitigate counterparty/credit risk that exists in the case of a bilateral repurchase transaction, the Master Fund is exposed to risk of delays or losses in the event of a bankruptcy or other default or nonperformance by the clearing house or the clearing house sponsoring member through which the Fund acts in connection with such transactions. Currently, the FICC is the only approved clearing house in the U.S. for clearing U.S. government security repurchase transactions.
The SEC has finalized new rules requiring the central clearing of certain repurchase transactions involving U.S. Treasuries. Compliance with these rules is expected to be required by the middle of 2027. Although the impact of these rules is difficult to predict, these rules may reduce the availability or increase the costs of such transactions and could make it more difficult for the Master Fund and the Private Fund Investments to execute certain investment strategies and may adversely affect such fund’s performance.
Control Positions. Private Fund Investments may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject a Private Fund Investment to litigation by parties interested in blocking it from taking that position. If such liabilities were to arise, or if such litigation were to be resolved in a manner that adversely affected the Private Fund Investments, those Private Fund Investments would likely incur losses on their investments.
Access to Secondary Investments. The Fund and the Master Fund are registered as investment companies under the 1940 Act and are subject to certain restrictions under the 1940 Act, and certain tax requirements, among other restrictions, that limit the Master Fund’s ability to make secondary investments, as compared to a fund that is not so registered. Such restrictions may prevent the Master Fund from participating in (or increasing its share of) certain favorable investment opportunities, or may lead to a lack of exposure to a certain type of investment for certain periods of time. The Fund’s and the Master Fund’s intention to qualify and be eligible for treatment as RICs under the Code can limit their ability to acquire or continue to hold positions in secondary investments that would otherwise be consistent with their investment strategy. The Master Fund incurs additional expenses (compared to a fund that is not registered under the 1940 Act) in determining whether an investment is permissible under the 1940 Act and in structuring investments to comply with the 1940 Act, which reduces returns to investors in the Master Fund, and correspondingly, the Fund.
Market Disruption and Geopolitical Risk. The Fund and the Master Fund are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the COVID‑19 pandemic, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non‑U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Private Fund Investments.
The impact of COVID‑19 and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crisis could cause significant market volatility and declines in global financial markets and may affect adversely the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may also exacerbate other pre‑existing political, social, and economic risks in certain countries or globally. A global pandemic or other widespread health crisis could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates, and adverse effects on the values and liquidity of securities or other assets. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The foregoing could impair the Fund’s and the Master Fund’s ability to maintain operational standards, disrupt the operations of the Fund, the Master Fund, and their service providers, adversely affect the value and liquidity of the Master Fund’s investments, and negatively impact the Fund’s and the Master Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.
Given the increasing interdependence between global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. Continuing uncertainty as to the status of the Euro and the European Monetary Union (the “EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of the Fund’s investments. The UK left the EU on January 31, 2020 (commonly referred to as “Brexit”). During an 11‑month transition period, the UK and the EU agreed to a Trade and Cooperation Agreement that sets out the agreement for certain parts of the future relationship between the EU and the UK from January 1, 2021. The Trade and Cooperation Agreement does not provide the UK with the same level of rights or access to all goods and services in the EU as the UK previously maintained as a member of the EU and during the transition period. In particular, the Trade and Cooperation Agreement does not include an agreement on financial services (and such an agreement on financial services may never be concluded). Accordingly, uncertainty remains in certain areas as to the future relationship between the UK and the EU.
Beginning on January 1, 2021, EU laws ceased to apply in the UK. Many EU laws are assimilated into UK law and continue to apply in the UK; however, the UK government has since enacted legislation that will repeal, replace or otherwise make substantial amendments to the EU laws that apply in the UK, with a view to those laws being replaced by purely domestic legislation. The process of revoking EU laws and replacing them with bespoke UK laws has already begun. It is impossible to predict the consequences of these amendments on the Fund and the Master Fund and their investments. Such changes could be materially detrimental to investors.
Although one cannot predict the full effect of Brexit, it could have a significant adverse impact on the UK, European and global macroeconomic conditions and could lead to prolonged political, legal, regulatory, tax and economic uncertainty. This uncertainty is likely to continue to impact the global economic climate and may impact opportunities, pricing, availability and cost of bank financing; regulation; values; or exit opportunities of companies or assets based, doing business, or having service or other significant relationships in, the UK or the EU, including companies or assets held or considered for prospective investment by the Master Fund.
Additionally, in March 2023, the shutdown of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.
Unexpected political, regulatory and diplomatic events within the United States and abroad, such as the U.S.-China “trade war” that intensified in 2018, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The current political climate and the renewal or escalation of a trade war between China and the United States may have an adverse effect on both the U.S. and Chinese economies, including as the result of one country’s imposition of tariffs on the other country’s products. In addition, sanctions or other investment restrictions could preclude a fund from investing in certain Chinese issuers or cause a fund to sell investments at disadvantageous times. Events such as these and their impact on the Fund and the Master Fund are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Cyber Security Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies (such as the Fund and the Master Fund) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund, the Master Fund, the Private Fund Investments, the Adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or the Investors. For instance, cyber-attacks may interfere with the processing of Investor transactions, affect the Fund’s ability to calculate its NAV, cause the release of private Investor information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks may render records of Fund or Master Fund assets and transactions, Investor ownership of Units, and other data integral to the functioning of the Fund or Master Fund inaccessible or inaccurate or incomplete. The Fund and the Master Fund may also incur substantial costs for cyber security risk management in order to prevent cyber incidents in the future. The Fund and the Investors could be negatively impacted as a result. The use of artificial intelligence (“AI”) and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. While the Adviser has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. The Fund and the Master Fund rely on third-party service providers for many of their day‑to‑day operations, and are subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Fund or the Master Fund from cyber-attack. Any problems relating to the performance and effectiveness of security procedures used by the Fund and the Master Fund or third-party service providers to protect the Fund’s and the Master Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on an investment in the Fund or the Master Fund. The Adviser does not control the cyber security plans and systems put in place by third-party service providers and such third-party service providers may have limited indemnification obligations to the Adviser or the Fund. Similar types of cyber security risks also are present for the Private Fund Investments and other issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the investments of the Private Fund Investments to lose value.
Large Shareholder Transactions Risk. To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of the Fund to conduct its investment program. For example, they could require the Fund to sell portfolio securities or purchase portfolio securities unexpectedly and incur substantial transaction costs and/or accelerate the realization of taxable income and/or gains to shareholders. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non‑redeeming shareholders who do not hold their Fund shares in an individual retirement account, 401(k) plan or other tax‑advantaged plan. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate for shareholders who hold Fund shares in a taxable account. In addition, the Fund may be required to sell its more liquid portfolio investments, if any, to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause the Fund to experience large redemptions, such as changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.
Other Risks
Investing in the Fund involves risks other than those associated with investments made by the Private Fund Investments. Some of these risks are described below:
Incentive Allocation Arrangements. Each Investment Fund Manager may receive a performance fee, carried interest or incentive allocation generally equal to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a clawback. These performance incentives may create an incentive for the Investment Fund Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation. Investment Fund Managers may also receive a performance fee, carried interest or incentive allocation in connection with other Investment Funds.
Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund and the Master Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities is subject to market conditions and may also be affected by the prevailing regulatory or political climate. The Fund and Master Fund will compete for attractive investments with other prospective Investors and there can be no assurance that the Adviser will be able to identify, gain access to, or complete attractive investments, that the investments which are ultimately made will satisfy all of the Fund’s or Master Fund’s objectives, or that the Fund or Master Fund will be able to fully invest its assets. Other investment vehicles managed or advised by the Adviser and its affiliates may seek investment opportunities similar to those the Master Fund may be seeking. Consistent with the Adviser’s allocation policies, the Adviser will allocate fairly between the Master Fund and such other investment vehicles any investment opportunities that may be appropriate for the Master Fund and such other investment vehicles. Similarly, identifying attractive investment opportunities for an Investment Fund is difficult and involves a high degree of uncertainty. Even if an Investment Fund Manager identifies an attractive investment opportunity, an Investment Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.
The Adviser may sell the Master Fund’s holdings of certain of its investments at different times than similar investments are sold by other investment vehicles advised by the Adviser, particularly if significant redemptions in the Fund occur, which could negatively impact the performance of the Master Fund and the Fund.
Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be proportionate to the risk of investment in the Fund. Potential Investors should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment.
Inside Information. From time to time, the Master Fund, the Fund or a Private Fund Investment or their respective affiliates may come into possession of material, non‑public information concerning an entity or issuer related to a co‑investment or in which the Master Fund or an Investment Fund has invested or may invest. The possession of such information may limit the Master Fund’s or the Private Fund Investment’s ability to buy or sell securities of the issuer.
Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Master Fund and any interest in the Private Fund Investments held by the Fund through the Master Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.
Possible Exclusion of Investors Based on Certain Detrimental Effects. The Fund may repurchase Fund Units held by an Investor or other person acquiring Units from or through an Investor, if: (i) the Units have been transferred in violation of the LLC Agreement or have vested in any person by operation of law (i.e., the result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the Investor); (ii) any transferee does not meet any investor eligibility requirements established by the Fund from time to time; (iii) ownership of the Units by the Investor or other person likely will cause the Fund to be in violation of, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction; (iv) continued ownership of the Units by the Investor or other person may be harmful or injurious to the business or reputation of the Fund, the Master Fund, the Adviser or the Sponsor, or may subject the Fund or any Investor to an undue risk of adverse tax or other fiscal or regulatory consequences; (v) any of the representations and warranties made by the Investor or other person in connection with the acquisition of the Units was not true when made or has ceased to be true; (vi) the Investor is subject to special laws or regulations, and the Fund determines that the Investor is likely to be subject to additional regulatory or compliance requirements under these special laws or regulations by virtue of continuing to hold the Units; (vii) the Investor’s investment balance falls below $25,000 or the amount the Board determines from time to time to be a minimum investment in the Fund or rises above the amount the Board determines from time to time to be a maximum investment in the Fund; or (viii) the Fund or the Board determines that the repurchase of the Units would be in the interest of the Fund. These provisions may, in effect, deprive an Investor in the Fund of an opportunity for a return that might be received by other Investors.
Potential Significant Effect of the Performance of a Limited Number of Investments or Strategies. The Adviser expects that the Fund will participate in multiple investments. The Fund may, however, make investments in a limited number of the Private Fund Investments and Investment Funds may make investments in a limited number of Portfolio Companies. In either instance, these limited numbers of investments may have a significant effect on the performance of the Fund. In addition, the Fund, through the Master Fund, may invest a substantial portion of its assets in Investment Funds that follow a particular investment strategy. In such event, the Fund would be exposed to the risks associated with that strategy to a greater extent than it would if the Master Fund’s assets were invested more broadly among Investment Funds pursuing various investment strategies.
Placement Risk. It is expected that many Investors will invest in the Fund with RIAs. When a limited number of RIAs represents a large percentage of Investors, actions recommended by the RIAs may result in significant and undesirable variability in terms of Investor subscription or tender activity. Additionally, it is possible that if a matter is put to a vote at a meeting of Investors, clients of a single RIA may vote as a block, if so recommended by the RIA.
Tax Risks. Special tax risks are associated with an investment in the Fund. Each of the Fund and the Master Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, the Fund and the Master Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its investment company taxable income and net short-term gains in the form of deductible dividends. Because the Fund will invest substantially all its assets in the Master Fund, if the Master Fund were to fail to satisfy such requirements, the Fund itself would be unable to satisfy the diversification requirement, and would thus be ineligible for treatment as a RIC.
Each of the aforementioned ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Adviser obtain information from or about the Investment Funds in which the Master Fund is invested. However, Investment Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Master Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of the Code. Ultimately this may limit the universe of Investment Funds in which the Master Fund can invest.
Investment Funds and co‑investments classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Master Fund that is not qualifying income for purposes of the 90% gross income test, described below. In order to meet the 90% gross income test, the Master Fund may structure its investments in a manner that potentially increases the taxes imposed thereon or in respect thereof. Because the Master Fund may not have timely or complete information concerning the amount or sources of such an Investment Fund’s or co‑investment’s income until such income has been earned by the Investment Fund or co‑investment or until a substantial amount of time thereafter, it may be difficult for the Master Fund to satisfy the 90% gross income test.
The Master Fund intends to invest a portion of its assets in the Corporate Subsidiary, a Delaware limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. A RIC generally does not take into account income earned by a U.S. corporation in which it invests unless and until the corporation distributes such income to the RIC as a dividend. Where, as here, the Corporate Subsidiary is organized in the U.S., the Corporate Subsidiary will be liable for an entity-level U.S. federal income tax on its income from U.S. and non‑U.S. sources, as well as any applicable state taxes, which will reduce the Master Fund’s return on its investment in the Corporate Subsidiary. If a net loss is realized by the Corporate Subsidiary, such loss is not generally available to offset the income of the Master Fund.
In the event that the Master Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non‑diversified assets. Although the Code affords the Master Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non‑diversified assets within six months, there may be constraints on the Master Fund’s ability to dispose of its interest in an Investment Fund or co‑investment that limit utilization of this cure period. See “Certain Tax Considerations – Taxation of the Fund – Qualification for and Treatment as a Regulated Investment Company.”
If the Master Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code, in which case the Fund would lose its status as a RIC. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Master Fund’s and the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Investors. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Fund’s Units.
Each of the Fund and the Master Fund must distribute at least 90% of its investment company taxable income, in a manner qualifying for the dividends-paid deduction, to qualify as a RIC, and must distribute substantially all its income in order to avoid a fund-level tax. In addition, if the Fund or the Master Fund were to fail to distribute in a calendar year a sufficient amount of its income for such year, it will be subject to an excise tax. The determination of the amount of distributions sufficient to qualify as a RIC and avoid a fund-level income or excise tax will depend on income and gain information that must be obtained from the underlying Investment Funds. The Master Fund’s investment in Investment Funds and co‑investments will make it difficult to estimate the Master Fund’s and thus the Fund’s income and gains in a timely fashion. Given the difficulty of estimating Master Fund income and gains in a timely fashion, each year the Master Fund is likely to be liable for a 4% excise tax, and it is possible that the Fund will also be liable for such tax. See “Certain Tax Considerations.”
The Master Fund may directly or indirectly invest in Investment Funds, co‑investments or Portfolio Companies located outside the United States. Such Investment Funds, co‑investments or Portfolio Companies may be subject to withholding taxes or other taxes in such jurisdictions with respect to their investments or operations, as applicable. In addition, adverse U.S. federal income tax consequences can result by virtue of certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “passive foreign investment companies” See “Certain Tax Considerations—Passive Foreign Investment Companies.”
Senior Secured Loans. Senior secured loans are of a type generally incurred by the obligors thereunder in connection with highly leveraged transactions, often (although not exclusively) to finance internal growth, acquisitions, mergers and/or stock purchases. As a result of, among other things, the additional debt incurred by the obligor in the course of such a transaction, the obligor’s creditworthiness is often judged by the rating agencies to be below investment grade. Senior secured loans are typically at the most senior level of the capital structure. Senior secured loans are generally secured on shares in certain group companies and may also be secured by specific collateral or guarantees, including but not limited to, trademarks, patents, accounts receivable, inventory, equipment, buildings, real estate, franchises and common and preferred stock of the obligor and its subsidiaries. Senior secured loans usually have shorter terms than more junior obligations and often require mandatory prepayments from excess cash flow, asset dispositions and offerings of debt and/or equity securities on a priority basis.
Although any particular senior secured loan often will share many similar features with other loans and obligations of its type, the actual terms of any particular senior secured loan will have been a matter of negotiation and will thus be unique. The types of protection afforded to creditors will therefore vary from investment to investment. Because of the unique nature of a loan agreement, and the private syndication of the loan, leveraged loans are generally not as easily purchased or sold as publicly traded securities.
An interest in a non‑investment grade loan is generally considered speculative in nature and may become a defaulted obligation for a variety of reasons. Upon any investment becoming a defaulted obligation, such defaulted obligation may become subject to either substantial workout negotiations or restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal and a substantial change in the terms, conditions and covenants with respect of such defaulted obligation. In addition, such negotiations or restructuring may be quite extensive and protracted over time, and therefore may result in uncertainty with respect to ultimate recovery on such defaulted obligation. The liquidity for defaulted obligations may be limited, and to the extent that defaulted obligations are sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon. Consequently, the fact that a loan is secured does not guarantee that a Private Fund Investment will receive principal and interest payments according to the loan’s terms, or at all, or that a Private Fund Investment will be able to collect on the loan should it be forced to enforce its remedies.
Mezzanine and Other Subordinated Debt, Unsecured Debt, Low/Unrated Debt Risks. Certain investments (or a portion thereof) may be made in certain high-yield securities known as mezzanine investments, which are subordinated debt securities that may be issued together with an equity security (e.g., with attached warrants). Mezzanine investments can be lower-rated, unsecured and generally subordinate to other obligations of the issuer.
Mezzanine investments share all of the risks of other high yield securities and are subject to greater risk of loss of principal and interest than higher-rated securities, especially in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower-
rated securities, the yields and prices of those securities may tend to fluctuate more than those for higher-rated securities.
There are additional risks associated with second-lien or other subordinated loans. In the event of a loss of value of the underlying assets that collateralize the loans, the subordinate portions of the loans may suffer a loss prior to the more senior portions suffering a loss. If a borrower defaults and lacks sufficient assets to satisfy the loan, the Master Fund may directly or indirectly suffer a loss of principal or interest. If a borrower defaults on the loan or on debt senior to the loan, or in the event of the bankruptcy of a borrower, the loan will be satisfied only after all senior debt is paid in full. Similarly, in the event of default on an unsecured loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for an unsecured holder and therefore result in a direct or indirect loss of investment. Unsecured loans also generally have greater price volatility than secured loans and may be less liquid.
Equity Securities, Warrants, Convertible Securities. In addition to the Master Fund’s investment in Private Fund Investments and otherwise, the Master Fund may invest in equity securities that fall within the definition of “subordinated debt investments” or may receive equity securities or warrants rights as a result of its debt investments. As with other investments, the value of equity securities held by the Master Fund may be adversely affected by actual or perceived negative events relating to the issuer of such securities, the industry or geographic areas in which such issuer operates or the financial markets generally; however, equity securities may be even more susceptible to such events given their subordinate position in the issuer’s capital structure, thus subjecting them to greater price volatility. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options, the terms of which may limit the Master Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Master Fund would otherwise wish.
The Master Fund may also invest in convertible securities, which have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non‑convertible securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Master Fund is called for redemption, the Master Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Master Fund’s ability to achieve its investment objective.
Special Situations. The Master Fund may make investments in Private Fund Investments or with respect to an obligor involved in (or the target of) acquisition attempts or tender offers, or companies involved in spin-offs and similar transactions. In any investment opportunity involving any such type of business enterprise, there exists the risk that the transaction in which such business enterprise is involved will either be unsuccessful, take considerable time or result in a distribution of cash or a new security, the value of which will be less than the purchase price of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Master Fund may be required to sell its investment at a loss. In connection with such transactions (or otherwise), the Master Fund may purchase securities on a when-issued basis, which means that delivery and payment take place sometime after the date of the commitment to purchase and are often conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, reorganization or debt restructuring. The purchase price or interest rate receivable with respect to a when issued security is fixed when the Master Fund enters into the commitment. Such securities are subject to changes in market value prior to their delivery.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF UNITS
General
The Fund is a limited liability company organized under the laws of the state of Delaware and has elected to be treated as a RIC for U.S. federal income tax purposes. The Fund is authorized to issue an unlimited number of units and may divide the units into one or more Classes. The units are currently offered in five Classes: Class 1, Class 2, Class 3, Class 4 and Class 5. This Prospectus offers Class 1 Units of the Fund. Class 2, Class 3, Class 4, and Class 5 units are offered in a separate prospectus. Each Class has separate investment minimum and fee arrangements. The members of the Fund are entitled to one vote for each unit held of the Fund (or Class thereof), on matters on which units of the Fund (or Class thereof) shall be entitled to vote. Each unit, when issued and paid for in accordance with the terms of this offering, will be fully paid and non‑assessable. Any meeting of Investors may be called by the Board or Investors holding one‑third of the total number of votes eligible to be cast by all Investors at such meeting. Except for the exercise of their voting privileges, Investors will not be entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.
All units of a Class are equal as to right of repurchase by the Fund, dividends and other distributions, and voting rights and currently have no preemptive or other subscription rights.
An Investor is permitted to exchange units between Classes of the Fund, provided that the Investor’s aggregate investment meets the minimum initial investment requirements in the applicable Class, that the units of the applicable Class are eligible for sale in the Investor’s state of residence and that the units are otherwise available for offer and sale. Investors should review the prospectus for Class 2, Class 3, Class 4, and Class 5 units of the Fund to determine whether they are eligible to invest in such units. When an individual Investor cannot meet the initial investment requirements of the applicable Class, exchanges of units from one Class to the applicable Class will be permitted if such Investor’s investment is made by an intermediary that has discretion over the account and that has invested other clients’ assets in the Fund which when aggregated together with such Investor’s investment meet the initial investment requirements for the applicable Class. Investors will not be charged any fees by the Fund for such exchanges, nor shall any intermediary charge any fees for such exchanges. Additionally, the time period for determining the imposition of any early repurchase fee associated with the repurchase of an Investor’s units will not be affected by an exchange transaction. Ongoing fees and expenses incurred by a given Class will differ from those of other Classes, and an Investor receiving new units in an intra-Fund exchange may be subject to higher or lower total expenses following such exchange. Exchange transactions will be effected only into an identically registered account. Exchange transactions will not be treated as a redemption for federal income tax purposes. Investors should consult their tax advisors as to the federal, foreign, state and local tax consequences of an intra-Fund exchange. Such exchange transactions must be effected according to other applicable law. The Fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange.
Investors are not liable for further calls or assessments, except that an Investor may be obligated to repay any funds wrongfully distributed to such Investor. The Fund will send periodic reports (including financial statements) to all Investors. The Fund does not intend to hold annual meetings of Investors. Investors are entitled to receive dividends only if and to the extent declared by the Board and only after the Board has made provision for working capital and reserves as it in its sole discretion deems advisable. Units are not available in certificated form. With very limited exceptions, Units are not transferable and liquidity will be provided principally through limited repurchase offers. See “Types of Investments and Related Risk Factors—Limitations on Transfer; Units Not Listed; No Market for Units.”
Except as otherwise required by any provision of the LLC Agreement or of the 1940 Act, any action requiring a vote of Investors shall be effective if taken or authorized by the affirmative vote of a majority of the total number of votes eligible to be cast by Investors that are present in person or by proxy at the meeting. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, Investors generally are entitled to share ratably in all the remaining assets of the Fund.
Except as otherwise required by any provision of the LLC Agreement or of the 1940 Act, (i) those candidates for election to be a Director receiving a plurality of the votes cast at any meeting of Members shall be elected as Directors, and (ii) all other actions of the Members taken at a meeting shall require the affirmative vote of Members holding a majority of the total number of votes eligible to be cast by those Members who are present in person or by proxy at such meeting.
Outstanding Securities as of June 1, 2025

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class 1 Units[1]	Unlimited	0	105,247,095
[1]	Prior to July 31, 2020, Class 1 was known as the Brokerage Class.

Security Title [Text Block]	Class 1
Security Dividends [Text Block]	Investors are entitled to receive dividends only if and to the extent declared by the Board and only after the Board has made provision for working capital and reserves as it in its sole discretion deems advisable. Units are not available in certificated form. With very limited exceptions, Units are not transferable and liquidity will be provided principally through limited repurchase offers. See “Types of Investments and Related Risk Factors—Limitations on Transfer; Units Not Listed; No Market for Units.”
Security Voting Rights [Text Block]	The members of the Fund are entitled to one vote for each unit held of the Fund (or Class thereof), on matters on which units of the Fund (or Class thereof) shall be entitled to vote. Each unit, when issued and paid for in accordance with the terms of this offering, will be fully paid and non‑assessable. Any meeting of Investors may be called by the Board or Investors holding one‑third of the total number of votes eligible to be cast by all Investors at such meeting. Except for the exercise of their voting privileges, Investors will not be entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.
Security Liquidation Rights [Text Block]
Except as otherwise required by any provision of the LLC Agreement or of the 1940 Act, any action requiring a vote of Investors shall be effective if taken or authorized by the affirmative vote of a majority of the total number of votes eligible to be cast by Investors that are present in person or by proxy at the meeting. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, Investors generally are entitled to share ratably in all the remaining assets of the Fund.

Security Liabilities [Text Block]	The Fund is a limited liability company organized under the laws of the state of Delaware and has elected to be treated as a RIC for U.S. federal income tax purposes.
Security Preemptive and Other Rights [Text Block]	All units of a Class are equal as to right of repurchase by the Fund, dividends and other distributions, and voting rights and currently have no preemptive or other subscription rights.
Outstanding Securities [Table Text Block]
Outstanding Securities as of June 1, 2025

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class 1 Units[1]	Unlimited	0	105,247,095
[1]	Prior to July 31, 2020, Class 1 was known as the Brokerage Class.

Class 1 [Member] | General Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks
Investing in the Fund involves risks, including those associated with investments made by the Private Fund Investments in which the Master Fund invests. References in this section to the “Master Fund” also include each Subsidiary, which shares the same risks as the Master Fund.
Investment Risk. All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio (which, for this purpose, means the aggregate investments held by the Master Fund) is concentrated in securities of a few issuers or issuers in a single sector, the risk of any investment decision is increased. A Private Fund Investment’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.
An investment in the Fund involves a high degree of risk, including the risk that the Investor’s entire investment may be lost. No assurance can be given that the Master Fund’s and Fund’s investment objective will be achieved. The Fund’s performance depends upon the Adviser’s selection of Private Fund Investments, the allocation of offering proceeds thereto and the performance of the Private Fund Investments. The Private Fund Investments’ investment activities involve the risks associated with private equity investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, labor strikes, war, terrorism, cyberterrorism, major or prolonged power outages or network interruptions, earthquakes, hurricanes, floods, fires, epidemics or pandemics and other factors which are beyond the control of the Master Fund, the Fund or the Private Fund Investments. Although the Adviser will attempt to moderate these risks, no assurance can be given that (i) the Private Fund Investments’ investment programs, investment strategies and investment decisions will be successful; (ii) the Private Fund Investments will achieve their return expectations; (iii) the Private Fund Investments will achieve any return of capital invested; (iv) the Fund’s or the Master Fund’s investment activities will be successful; or (v) Investors will not suffer losses from an investment in the Fund. Any event which affects adversely the value of an investment by the Fund or an Investment Fund would be magnified to the extent the Fund or such Investment Fund is leveraged.
All investments made by the Private Fund Investments risk the loss of capital. The Private Fund Investments’ results may vary substantially over time.
Investment Discretion; Dependence on the Adviser. The Adviser has complete discretion to select the Investments Funds as opportunities arise. The Fund, and, accordingly, Investors, must rely upon the ability of the Adviser to identify and implement investments for the Master Fund (“Master Fund Investments”) consistent with the Fund’s investment objective and consistent with prospectus disclosure. Investors will not receive or otherwise be privy to due diligence or risk information prepared by or for the Adviser in respect of the Master Fund Investments. Through the Fund’s interest in the Master Fund, the Fund’s assets are indirectly invested in the Master Fund Investments. The Adviser has the authority and responsibility for portfolio construction, the selection of Master Fund Investments and all other investment decisions for the Master Fund. The success of the Fund depends upon the ability of the Adviser to develop and implement investment strategies that achieve the investment objective of the Fund and the Master Fund. Investors will have no right or power to participate in the management or control of the Fund, the Master Fund or the Master Fund Investments, or the terms of any such investments. There can be no assurance that the Adviser will be able to select or implement successful strategies or achieve their respective investment objectives. The Fund is organized to provide Investors access to a multi-strategy investment program and not an indirect way for Investors to gain access to any particular Private Fund Investment.
Master-Feeder Structure. The Fund and the Master Fund are part of a “master-feeder” structure. The Master Fund may accept investments from other investors, including other investment vehicles that are managed or sponsored by the Adviser or the Sponsor, or an affiliate thereof, which may or may not be registered under the 1940 Act and which may be established in jurisdictions outside of the U.S. Because each feeder fund may be subject to different investment minimums, feeder-specific expenses, and other terms, one feeder fund may offer access to the Master Fund on more attractive terms, or could experience better performance, than the Fund.
Because the Fund incurs expenses that may not be incurred by other investors investing directly or indirectly in the Master Fund, such investors may experience better performance than Investors in the Fund. Such other investors in the Master Fund may include other registered investment companies, the seed investor and other select investors. Substantial repurchase requests by investors of the Master Fund in a concentrated period of time could require the Master Fund to raise cash by liquidating certain of its investments more rapidly than might otherwise be desirable. This may limit the ability of the Adviser to successfully implement the investment program of the Master Fund and could have a material adverse impact on the Fund. Moreover, regardless of the time period over which substantial repurchase requests are fulfilled, the resulting reduction in the Master Fund’s asset base could make it more difficult for the Master Fund to generate profits or recover losses. Investors will not receive notification of such repurchase requests and, therefore, may not have the opportunity to redeem their Units prior to or at the same time as the investors of the Master Fund that are requesting to have their Master Fund Interests repurchased. If other investors in the Master Fund, including the seed investor and other investment vehicles that are managed or sponsored by the Adviser or Sponsor or an affiliate thereof, request to have their Master Fund Interests repurchased, this may reduce the amount of the Fund’s Master Fund Interests that may be repurchased by the Master Fund and, therefore, the amount of Units that may be repurchased by the Fund. See “Repurchases of Units and Transfers.”
Limitations on Transfer; Units Not Listed; No Market for Units. The transferability of Units is subject to certain restrictions contained in the limited liability company agreement of the Fund, a copy of which is attached as Appendix A to this prospectus (the “LLC Agreement”). Units are not traded on any securities exchange or other market. No secondary market currently exists for Units. Although the Adviser and the Fund expect to recommend to the Board that the Fund offer to repurchase 5% of the Units on a quarterly basis, no assurances can be given that the Fund will do so and any particular recommendation may exceed such percentage. Consequently, Units should only be acquired by Investors able to commit their funds for an indefinite period of time.
Closed‑End Fund; Liquidity Risks. The Fund is a non‑diversified, closed‑end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An Investor should not invest in the Fund if the Investor needs a liquid investment. Closed‑end funds differ from open‑end management investment companies (commonly known as mutual funds) in that investors in a closed‑end fund do not have the right to redeem their units on a daily basis at a price based on net asset value. Units in the Fund are not traded on any securities exchange or other market and are subject to substantial restrictions on transfer. Although the Fund may offer to repurchase Units from time to time, an Investor may not be able to tender its Units in the Fund for a substantial period of time.
Repurchase Risks. To provide liquidity to Investors, the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. The Fund will conduct repurchase offers on a schedule and in amounts that will depend on the Master Fund’s repurchase offers. With respect to any future repurchase offer, Investors tendering Units for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer, which will generally be approximately 75 days prior to the date that the Units to be repurchased are valued by the Fund (the “Valuation Date”). Investors that elect to tender any Units for repurchase will not know the price at which such Units will be repurchased until the Fund’s net asset value as of the Valuation Date is able to be determined. The Fund will only provide offers to repurchase concurrent with the Master Fund.
A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units from an Investor at any time prior to the day immediately preceding the one‑year anniversary of the Investor’s purchase of Units. Such repurchase fee will be retained by the Fund and will benefit the Fund’s remaining Investors. Units tendered for repurchase will be treated as having been repurchased on a “first in‑first out” basis. An early repurchase fee payable by an Investor may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.
The Master Fund may be limited in its ability to liquidate its holdings in Private Fund Investments to meet repurchase requests. Repurchase offers principally will be funded by cash and cash equivalents, as well as by the sale of certain liquid securities. Accordingly, the Fund may tender fewer Units than Investors may wish to sell, resulting in the proration of Investor repurchases, or the Fund may need to suspend or postpone repurchase offers if it is required to dispose of interests in Private Fund Investments and is not able to do so in a timely manner. In addition, the Board may from time to time approve agreements for the Master Fund that contain covenants or restrictions that limit the Master Fund’s ability to repurchase Units in certain circumstances. See “Repurchases of Units and Transfers.”
Substantial requests for the Fund to repurchase Units could require the Master Fund to liquidate certain of its investments more rapidly than otherwise desirable for the purpose of raising cash to fund the repurchases and could cause the Adviser to sell investments at different times than similar investments are sold by other investment vehicles advised by the Adviser. This could have a material adverse effect on the value of the Units and the performance of the Fund and the Master Fund. In addition, substantial repurchases of Units may decrease the Fund’s total assets and accordingly may increase its expenses as a percentage of average net assets. If a repurchase offer is oversubscribed by Investors who tender Units, the Fund may extend the repurchase offer, repurchase a pro rata portion of the Units tendered, or take any other action permitted by applicable law. Under unusual market conditions, the Adviser and the Sponsor anticipate that they may not recommend to the Board that the Fund conduct a repurchase offer in any particular quarter if the Fund’s repurchase offers in the two immediately preceding quarters were oversubscribed by a substantial amount in the opinion of the Adviser and the Sponsor. If a repurchase offer is oversubscribed, or if the Fund does not conduct a repurchase offer in any particular quarter, investors will have to wait until the next repurchase offer to make another repurchase request. As a result, investors may be unable to liquidate all or a given percentage of their investment in the Fund during a particular quarter.
Distributions In‑Kind. The Fund generally expects to distribute to the holder of Units that are repurchased cash or a debt obligation, which may or may not be certificated, and which would entitle such holder to the payment of cash in satisfaction of such repurchase. See “Repurchases of Units and Transfers.” However, there can be no assurance that the Fund will have sufficient cash to pay for Units that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Units. The Fund has the right to distribute securities as payment for repurchased Units in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Master Fund may receive securities from a Private Fund Investment that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Master Fund, which may include a distribution in‑kind to the Master Fund’s investors followed, in turn, by a distribution in‑kind to the Fund’s Investors. In the event that the Fund makes a distribution of such securities, Investors will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.
Exchange-Traded Funds. To maintain liquidity and to fund Private Fund Investment capital calls, the Master Fund may invest in ETFs designed to track equity indexes. ETFs are hybrid investment companies that are registered as open‑end investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed‑end funds. ETFs in which the Master Fund may invest typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular equity index.
The risks of investment in an ETF typically reflect the risks of the types of instruments in which the ETF invests. When the Master Fund invests in ETFs, Investors of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Master Fund in an ETF could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company or ETF. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.
The risks of ETFs designed to track equity indexes may include passive strategy risk (the ETF may hold constituent securities of an index regardless of the current or projected performance of a specific security or a particular industry, market sector, country, or currency, which could cause returns to be lower or higher than if an active strategy were used), non‑correlation risk (the ETF’s return may not match the returns of the relevant index), equity securities risk (the value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions), market trading risks (the ETF faces market trading risks, including losses from trading in secondary markets and disruption in the creation/redemption process of the ETF), and concentration risk (to the extent the ETF or underlying index’s portfolio is concentrated in the securities of a particular geography or market segment, the ETF may be adversely affected by the performance of that market, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market). The market value of ETF shares may differ from their net asset value per share. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the value of the underlying investments that the ETF holds. There may be times when an ETF share trades at a premium or discount to its net asset value.
The provisions of the 1940 Act may impose certain limitations on the Master Fund’s investments in other investment companies, including ETFs. In particular, the 1940 Act, subject to certain exceptions, generally limits a fund’s investments in ETFs to no more than (i) 3% of the total outstanding voting stock of any one ETF, (ii) 5% of the fund’s total assets with respect to any one ETF, and (iii) 10% of the fund’s total assets with respect to
ETFs or other investment companies in the aggregate (the “Limitation”). Pursuant to rules adopted by the SEC, the Master Fund may invest in excess of the Limitation if the Master Fund and the investment company in which the Master Fund would like to invest comply with certain conditions, including limits on control and voting, required evaluations and findings, required fund investment agreements and limits on complex fund of funds structures. Certain of these conditions do not apply if the Master Fund is investing in shares issued by affiliated funds. In addition, the Master Fund may invest in shares issued by money market funds, including certain unregistered money market funds, in excess of the Limitation.
The Master Fund’s or the Fund’s purchase of shares of ETFs may result in the payment by a shareholder of duplicative management fees. Pantheon Ventures (US) LP, the Master Fund’s and the Fund’s investment adviser (the “Adviser”), will consider such fees in determining whether to invest in other mutual funds. The return on the Master Fund’s and the Fund’s investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies.
Wholly-Owned Subsidiaries Risk. By investing in the Subsidiaries, the Master Fund is indirectly exposed to the risks associated with each Subsidiary’s investments, which are the same risks associated with the Master Fund’s investments. Neither Subsidiary is registered under the 1940 Act, but each Subsidiary will comply with certain sections of the 1940 Act (e.g., it will enter into an investment management agreement with the Adviser that contains the provisions required by Section 15(a) of the 1940 Act (including the requirement of annual renewal), will have an eligible custodian or otherwise meet the criteria of Section 17(f) of the 1940 Act, and, together with the Master Fund on a consolidated basis, will comply with the provisions of Section 8 of the 1940 Act relating to fundamental investment policies, Section 17 relating to affiliated transactions and fidelity bond requirements, Section 18 relating to capital structure and leverage, and Section 31 regarding books and records) and be subject to the same policies and restrictions as the Master Fund as they relate to the investment portfolio. The Master Fund owns 100% of, and controls, each Subsidiary, which, like the Master Fund, is managed by the Adviser, making it unlikely that a Subsidiary will take action contrary to the interests of the Master Fund and its members. In managing a Subsidiary’s investment portfolio, the Adviser will manage the Subsidiary’s portfolio in accordance with the Master Fund’s investment policies and restrictions. There can be no assurance that a Subsidiary’s investment objective will be achieved. Changes in the laws of the United States and/or the State of Delaware, under which the Master Fund and the Subsidiaries are organized, could result in the inability of the Master Fund and/or a Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its members.
Borrowing. The Fund and the Master Fund may borrow money in connection with their investment activities—i.e., the Fund and the Master Fund may utilize leverage. The Fund and the Master Fund may borrow money through a credit facility or other arrangements to satisfy repurchase requests from Fund Investors, to pay operating expenses, to fund capital commitments to Private Fund Investments, and to otherwise provide temporary liquidity. The Master Fund may also borrow money through a credit facility to manage timing issues in connection with the acquisition of its investments, such as providing the Master Fund with temporary liquidity to fund investments in Private Fund Investments in advance of the Master Fund’s receipt of distributions from another Private Fund Investment. The Master Fund has entered into a credit facility for such purposes.
The 1940 Act generally requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the indebtedness is incurred. This means that, as a general matter, the value of the Master Fund’s or Fund’s total indebtedness may not exceed one‑third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness. Subject to certain exceptions, the 1940 Act also generally restricts the Fund from declaring cash distributions on, or repurchasing, shares unless senior securities representing indebtedness have an asset coverage of not less than 300% after giving effect to such distribution or repurchase.
The Fund or the Master Fund may be required to maintain minimum average balances in connection with borrowings or to pay commitment fees and other costs of borrowings under the terms of a line of credit or credit facility. Moreover, interest on borrowings will be an expense of the Fund. With the use of borrowings, there is a risk that the interest rates paid by the Fund or the Master Fund on the amount it borrows will be higher than the return on the Fund’s investments. Such additional costs and expenses may affect the operating results of the Fund. If the Fund or the Master Fund cannot generate sufficient cash flow from investments, they may need to refinance all or a portion of indebtedness on or before maturity. Additionally, uncertainty in the debt and equity markets may negatively impact the Fund’s or the Master Fund’s ability to access financing on favorable terms or at all and a lender may terminate or not renew any credit facility. The inability to obtain additional financing could have a material adverse effect on the Fund’s operations and on its ability to meet its debt obligations. If it is unable to refinance any of its indebtedness on commercially reasonable terms or at all, the Fund’s returns may be harmed. Moreover, the Master Fund may be forced to sell investments in Private Fund Investments at inopportune times, which may further depress returns.
Hedging. Subject to the limitations and restrictions of the 1940 Act, the Master Fund may use derivative transactions, primarily equity options and swaps (and, to a lesser extent, futures and forwards contracts) for hedging purposes. Derivative transactions present risks arising from the use of leverage (which increases the magnitude of losses), volatility, non‑correlation with underlying assets, mispricing, improper valuation, the possibility of default by a counterparty or clearing member and clearing house through which a derivative position is held, and illiquidity. Use of options and swaps transactions for hedging purposes by the Master Fund could present significant risks, including the risk of losses in excess of the amounts invested. See “Derivatives Counterparty Risk” and “Legal and Regulatory Risks.”
Options. There are various risks associated with transactions in options. The value of options will be affected by many factors, including changes in the value of underlying securities or indices, changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The Master Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. There can be no assurance that a liquid market will exist when the Master Fund seeks to close out an option position. If no liquid market exists, the Master Fund might not be able to effect an offsetting transaction in a particular option. If the Master Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. As the writer of a call option on a portfolio security, during the option’s life, the Master Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, the Master Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the index decline. If the Master Fund writes a call option and does not hold the underlying security or instrument, the amount of the Master Fund’s potential loss is theoretically unlimited. Stock or index options that may be purchased or sold by the Master Fund may include options not traded on a securities exchange. The risk of nonperformance by the Master Fund’s counterparty to such bilateral options may be greater and the ease with which the Master Fund can dispose of or enter into closing transactions with respect to such an option may be less than in the case of an exchange-traded option.
Swap Agreements. Swap agreements are two‑party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specified assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular non‑U.S. currency, or in a security or “basket” of securities representing a particular index. Because swap agreements are two‑party contracts that may be subject to contractual restrictions on transferability and termination, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary securities transactions. The Master Fund’s use of swaps could create significant investment leverage.
Futures and Forwards. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. Futures contracts have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures positions also could have an adverse impact on the ability of the Master Fund to hedge a portfolio investment or to establish a substitute for a portfolio investment. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the futures contracts and the underlying investment sought to be hedged may prevent the Master Fund from achieving the intended hedging effect or expose the Master Fund to the risk of loss.
Forward contracts, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward trading is relatively unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. Disruptions can occur in any market traded by the Master Fund due to unusual trading volume, political intervention, or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Master Fund would otherwise recommend, to the possible detriment of the Master Fund. Market illiquidity or disruption could result in major losses to the Master Fund. In addition, the Master Fund will be exposed to credit risks with regard to counterparties with whom the Master Fund trades as well as risks relating to settlement or other default by its counterparties. Such risks could result in substantial losses to the Master Fund.
Derivatives Counterparty Risk. The Master Fund will be subject to credit risk with respect to the counterparties to derivative contracts (including the clearing member and clearing house through which derivatives positions are held). There can be no assurance that a counterparty will be able or willing to meet its obligations. Events that affect the ability of the Master Fund’s counterparties to comply with the terms of the derivative contracts may have an adverse effect on the Master Fund. If the counterparty defaults, the Master Fund will have contractual remedies, but there can be no assurance that the Master Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Master Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Master Fund, if any, the Master Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked‑to‑market value of the instrument. If a counterparty becomes insolvent, the Master Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may obtain a limited or no recovery of amounts due to it under the derivative contract.
Transactions in certain types of derivatives including futures and options on futures as well as some types of swaps are required to be (or are capable of being) centrally cleared. In a transaction involving such derivatives, the Master Fund’s counterparty is a clearing house so the Master Fund is subject to the credit risk of the clearing house and the member of the clearing house (the “clearing member”) through which it holds its position. Credit risk of market participants with respect to such derivatives is concentrated in a few clearing houses and clearing members, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is generally obligated to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of the Master Fund might not be fully protected in the event of the insolvency of the Master Fund’s clearing member, because the Master Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. In addition, financial difficulty, fraud or misrepresentation at any of these institutions could lead to significant losses as well as impair the operational capabilities or capital position of the Master Fund. For example, if a clearing member does not comply with applicable regulations or its agreement with the Master Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Master Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.
Legal and Regulatory Risks. Recent legal and regulatory changes, and additional legal and regulatory changes that could occur during the term of the Fund and the Master Fund, may substantially affect private equity funds and such changes may adversely impact the performance of the Fund and the Master Fund. The regulation of the U.S. and non‑U.S. securities, derivatives and futures markets and investment funds has undergone substantial change in recent years and such change may continue. Such market regulations may increase the costs of the Master Fund’s investments, may limit the availability or liquidity of certain investments, or may otherwise adversely affect the value or performance of the Master Fund’s investments. Any such developments could impair the effectiveness of the Master Fund’s investments and cause the Master Fund to lose value. Counterparty risk with respect to derivatives and certain other transactions has also been impacted by rules and regulations affecting such markets. For example, the Master Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, in the event of an insolvency of its counterparties (or their affiliates) could be stayed or eliminated under special resolution regimes adopted in the United States and various other jurisdictions.
Greater regulatory scrutiny may increase the Fund’s, the Master Fund’s and the Adviser’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund, the Master Fund and the Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.
With the passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), there have been extensive rulemaking and regulatory changes that affect private fund managers, the funds that they manage, the instruments in which funds invest (such as derivatives), and the financial industry as a whole. The Dodd-Frank Act, among other things, grants regulatory authorities broad rulemaking authority to implement various provisions of the Act. The full impact of the Dodd-Frank Act, and of follow‑on regulation, is impossible to predict. There can be no assurance that current or future regulatory actions authorized by the Dodd-Frank Act will not have a material adverse effect on the Fund, the Master Fund, and the Private Fund Investments, significantly reduce the profitability of the Fund or the Master Fund, or impair the ability of the Fund, the Master Fund, and the Private Fund Investments to achieve their investment objectives. The implementation of the Dodd-Frank Act also could adversely affect the Fund and the Master Fund by increasing transaction and/or regulatory compliance costs. In addition, greater regulatory scrutiny may increase the Fund’s, the Master Fund’s and the Adviser’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund, the Master Fund and the Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.
Rule 18f‑4 under the 1940 Act governs the classification and use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f‑4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value‑at‑risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule 18f‑4. If a fund meets certain specified conditions, Rule 18f‑4 permits a fund to enter into an unfunded commitment agreement without treating it as a senior security subject to otherwise applicable restrictions under the 1940 Act. In connection with the adoption of Rule 18f‑4, the SEC also eliminated the asset segregation framework for covering certain derivative instruments and related transactions arising from prior SEC guidance. Compliance with Rule 18f‑4 could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule 18f‑4 may limit the Fund’s and the Master Fund’s ability to use derivatives as part of their investment strategy.
The derivatives markets are also subject to various forms of regulatory oversight. Global regulations require most derivatives to be margined and reported, require certain derivatives to be cleared and in some cases also traded on an exchange, impose business conduct requirements on counterparties, and impose other regulatory requirements that impact derivatives markets. These requirements or additional future regulation of the derivatives markets may make the use of derivatives more costly, may limit the availability or reduce the liquidity of derivatives, and may impose limits or restrictions on the counterparties with which the Master Fund engages in derivative transactions.
The U.S. Commodity Futures Trading Commission (“CFTC”), certain foreign regulators and many futures exchanges have established (and continue to evaluate and revise) limits (“position limits”) on the maximum net long or net short positions which any person, or group of persons acting in concert, may hold or control in particular contracts. In addition, U.S. federal position limits apply to swaps that are economically equivalent to futures contracts on certain agricultural, metals and energy commodities. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded, unless an exemption applies. It is possible that different clients managed by the Adviser and its affiliates may be aggregated for this purpose. Therefore, the trading decisions of the Adviser (acting in its capacity as investment adviser of the Master Fund) may have to be modified and positions held by the Master Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Master Fund and, thus, the Fund. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s and the Master Fund’s investment strategy. The Fund and the Master Fund may also be affected by other regimes, including those of the European Union (“EU”) and United Kingdom (“UK”), and trading venues that impose position limits on commodity derivative contracts.
The Adviser has claimed the relief provided to fund‑of‑funds operators pursuant to CFTC No‑Action Letter 12‑38 and is therefore not subject to registration or regulation as a pool operator under the Commodity Exchange Act with respect to the Fund and the Master Fund. For the Adviser to remain eligible for the relief, the Fund and the Master Fund must comply with certain limitations, including limits on their ability to gain exposure to certain financial instruments such as futures, options on futures and certain swaps. These limitations may restrict each of the Fund’s and the Master Fund’s ability to pursue its investment objectives and strategies, increase the costs of implementing its strategies, result in higher expenses for it, and/or adversely affect its total return.
Substantial Fees and Expenses. An Investor in the Fund meeting the eligibility conditions imposed by the Private Fund Investments, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could invest directly in the Private Fund Investments. In addition, by investing in the Private Fund Investments through the Fund, an Investor in the Fund will bear a portion of the management fee and other expenses of the Fund and the Master Fund. An Investor in the Fund will also indirectly bear a portion of the asset-based fees, incentive allocations, carried interests or fees and operating expenses borne by the Master Fund as an investor in the Private Fund Investments. In addition, to the extent that the Master Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Fund Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Private Fund Investments and the Fund generally. As a result, a Private Fund Investment with positive performance may receive compensation from the Master Fund, even if the Master Fund’s overall returns are negative. The operating expenses of a Private Fund Investment may include, but are not limited to, organizational and offering expenses; the cost of investments; administrative, legal and internal and external accounting fees; and extraordinary or non‑recurring expenses (such as litigation or indemnification expenses). It is difficult to predict the future expenses of the Fund.
Investments in Non‑Voting Stock; Inability to Vote. The Master Fund may hold its interests in the Private Fund Investments in non‑voting form in order to avoid becoming (i) an “affiliated person” of any Private Fund Investment within the meaning of the 1940 Act and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. Where only voting securities are available for purchase, the Master Fund may seek to create by contract the same result as owning a non‑voting security by agreeing to relinquish the right to vote in respect of its investment. The Master Fund may irrevocably waive its rights (if any) to vote its interest in a Private Fund Investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Master Fund contractually foregoes the right to vote Investment Fund securities or its interest in a portfolio company, the Master Fund will not be able to vote on matters that may be adverse to the Master Fund’s and the Fund’s interests. As a result, the Master Fund’s influence on a Private Fund Investment could be diminished, which may consequently adversely affect the Fund and its Investors. Any such waiver arrangement should benefit the Master Fund, as it will enable the Master Fund to acquire more interests of a Private Fund Investment that the Adviser believes is desirable than the Fund would be able to if it were deemed to be an “affiliate” of the Private Fund Investment within the meaning of the 1940 Act.
Non‑Diversified Status. Each of the Fund and the Master Fund is a “non‑diversified” investment company for purposes of the 1940 Act, which means neither is subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund’s net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations. The
Master Fund will not, however, invest more than 25% of its gross assets (measured at the time of investment) in any one Investment Fund.
Dilution from Subsequent Offering of Units and Master Fund Interests. The Fund may accept additional subscriptions for Units as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing Investors in the Private Fund Investments prior to such purchases, which could have an adverse impact on the existing Investors’ interests in the Fund if subsequent Private Fund Investments underperform the prior investments in the Private Fund Investments. In addition, the Master Fund generally accepts additional investments in Master Fund Interests as determined by the Master Fund Board, in its sole discretion. Such additional investments in the Master Fund may dilute the indirect interests of existing investors of the Master Fund, including the Fund, in the Private Fund Investments made prior to such purchases, which could have an adverse impact on the Master Fund Interests of the existing investors of the Master Fund, including the Fund, if subsequent Private Fund Investments underperform the prior investments in the Private Fund Investments.
Valuations Subject to Adjustment. The valuations reported by the Private Fund Investments based upon which the Master Fund determines its month‑end net asset value, the net asset value the Master Fund, and the net asset value of the Fund’s Master Fund Interest, may be subject to later adjustment or revision. For example, net asset value calculations may be revised as a result of fiscal year‑end audits or other conditions that impact the Private Fund Investments’ investments but that are unknown to the Adviser at the time of the Master Fund’s valuation estimate. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Master Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Investors who had their Units repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Investors under certain circumstances as described in “Repurchases of Units and Transfers.” As a result, to the extent that such subsequently adjusted valuations from the Private Fund Investments, direct private equity investments, the Master Fund, or the Fund adversely affect the Master Fund’s net asset value, and therefore the Fund’s net asset value, the outstanding Units may be adversely affected by prior repurchases to the benefit of Investors who had their Units repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Units and to the detriment of Investors who previously had their Units repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Units. New Investors may be affected in a similar way.
Reporting Requirements. Investors who beneficially own Units that constitute more than 5% or 10% of a Class of the Fund’s Units may be subject to certain requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Investors or to notify Investors that such reports are required to be made. Investors who may be subject to such requirements should consult with their legal advisors.
Limited Operating History of Master Fund Investments. Many of the Private Fund Investments may have limited operating histories and the information the Master Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies of such Private Fund Investments will be limited. Moreover, even to the extent a Private Fund Investment has a longer operating history, the past investment performance of any of the Master Fund Investments should not be construed as an indication of the future results of such investments, the Master Fund or the Fund, particularly as the investment professionals responsible for the performance of such Private Fund Investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser relies upon information provided to it by the Private Fund Investment that is not, and cannot be, independently verified.
Nature of Portfolio Companies. The Master Fund may make co‑investments in, and the Investment Funds will make direct and indirect investments in, various companies, ventures, and businesses (“Portfolio Companies”). This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Master Fund Investments may also include Portfolio Companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.
Co‑Investment Vehicles. The Master Fund may invest indirectly in Portfolio Companies with third party co‑investors by means of co‑investment vehicles formed to facilitate such investments (“Co‑Investment Vehicles”). It is anticipated that Co‑Investment Vehicles will be formed and managed by third-party fund managers and that neither the Adviser nor the Fund or Master Fund will be able to exercise day to day control over the Co‑Investment Vehicles. The realization of Portfolio Company investments made as co‑investments may take longer than would the realization of investments under the sole control of the Adviser or the Fund or Master Fund because the co‑investors may require an exit procedure requiring notification of the other co‑investors and possibly giving the other co‑investors a right of first refusal or a right to initiate a buy‑sell procedure (i.e., one party specifying the terms upon which it is prepared to purchase the other party’s or parties’ participation in the investment and the non‑initiating party or parties having the option of either buying the initiating party’s participation or selling its or their participation in the investment on the specified terms).
Co‑Investment Vehicles may involve risks in connection with such third-party involvement, including the possibility that a third-party may have financial difficulties, resulting in a negative impact on such investment, or that the Fund or Master Fund may in certain circumstances be held liable for the actions of such third-party co‑investor. Third-party co‑investors may also have economic or business interests or goals which are inconsistent with those of the Fund or Master Fund, or may be in a position to take or block action in a manner contrary to the Fund’s or Master Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to the Co‑Investment Vehicles, including incentive compensation arrangements, and the interests of such third parties may not be aligned with the interests of the Fund or Master Fund.
With respect to Co‑Investment Vehicles, the Fund and Master Fund will be highly dependent upon the capabilities of the private equity fund managers alongside whom the investment is made. The Fund or Master Fund may indirectly make binding commitments to Co‑Investment Vehicles without an ability to participate in their management and control and with no or limited ability to transfer its interests in such Co‑Investment Vehicles. In some cases, the Fund or Master Fund will be obligated to fund its entire investment for a Co‑Investment Vehicle up front, and in other cases the Fund or Master Fund will make commitments to fund from time to time as called by the managers of the underlying Co‑Investment Vehicles. Neither the Adviser nor the Fund or Master Fund will have control over the timing of capital calls or distributions received from Co‑Investment Vehicles, or over investment decisions made by such Co‑Investment Vehicles.
Through Co‑Investment Vehicles and co‑investments, the Fund and Master Fund also generally will not have control over any of the underlying Portfolio Companies and will not be able to direct the policies or management decisions of such Portfolio Companies. Thus, the returns to the Fund or Master Fund from any such investments will be dependent upon the performance of the particular Portfolio Company and its management and the Fund will not be able to direct the policies or management decisions of such Portfolio Companies.
Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in a private business (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. Investment in private equity involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity to obtain the required financing.
Private Fund Investments are not registered as investment companies under the 1940 Act, and, therefore, are not subject to the same restrictions and reporting requirements as the Fund. The Fund may not have transparency regarding a Private Fund Investment’s practices and holdings and the value of interests held by Private Fund Investments, which can impact the valuation of the Fund’s holdings.
Venture Capital. A Private Fund Investment may invest in venture capital. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may be at a later stage of development.
Debt Securities. An Investment Fund may invest in bonds or other debt securities. The value of a debt security may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of fixed income securities to decrease, may adversely impact the liquidity of fixed income securities, and increase the volatility of fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by an Investment Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Credit Risk. An issuer of bonds or other debt securities may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s and S&P. Actual or perceived changes in a company’s financial health will affect the valuation of its debt securities. Bonds or debt securities rated BBB/Baa by S&P/Moody’s, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.
Interest Rate Risk. Changes in interest rates can impact bond and debt security prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. Interest rate risk is generally higher for investments with longer maturities or durations. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal plus interest) for a particular bond, debt security or portfolio, and is used to evaluate such bond’s, debt security’s or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of one year would be expected to fall approximately 1% and a fund with an average duration of five years would be expected to decline by about 5%. If rates decrease by one percentage point, the share price of a fund with an average duration of one year would be expected to rise approximately 1% and the share price of a fund with an average duration of five years would be expected to rise by about 5%. Negative or very low interest rates could magnify the risks associated with changes in interest rates. During periods of increasing interest rates, an Investment Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s or the Master Fund’s assets or distributions may decline. This risk is more prevalent with respect to debt securities held by the Master Fund. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Master Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Funds. Investors’ expectation of future inflation can also impact the current value of portfolio investments, resulting in lower asset values and potential losses. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment.
Defaulted Debt Securities and Other Securities of Distressed Companies. The Investment Funds may invest in low grade or unrated debt securities (i.e., “high yield” or “junk” bonds) and Private Fund Investments may invest in securities of distressed companies. Such investments involve substantial risks. For example, high yield bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other private debt securities. Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.
Mezzanine Investments. An Investment Fund may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.
Real Estate Investments. The Master Fund may be exposed to real estate risk through its allocation to real estate investments. The residential housing sector in the United States came under considerable pressure for a prolonged period beginning in 2007 and home prices nationwide were down significantly on average. In addition, the commercial real estate sector in the United States was under pressure with prices down significantly on average. Residential and commercial mortgage delinquencies and foreclosures increased over this time period, which led to widespread selling in the mortgage-related market and put downward pressure on the prices of many securities. Accordingly, the instability in the credit markets adversely affected, and could adversely affect in the future, the price at which real estate funds can sell real estate because purchasers may not be able to obtain financing on attractive terms or at all. These developments also adversely affected, and could adversely affect in the future, the broader economy, which in turn adversely affected, and could adversely affect in the future, the real estate markets. Such developments could, in turn, reduce returns from real estate funds or reduce the number of real estate funds brought to market during the investment period, thereby reducing the Master Fund’s investment opportunities.
Real estate funds are subject to risks associated with the ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks, such as the events described above). Some real estate funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such real estate fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a real estate fund holds, which could reduce the cash flow needed to make distributions to investors. In addition, real estate funds may also be affected by tax and regulatory requirements impacting the real estate fund’s ability to qualify for preferential tax treatments or exemptions.
Small- and Medium-Capitalization Companies. Some Private Fund Investments may invest a portion of their assets in Portfolio Companies with small- to medium‑sized market capitalizations. While such investments may provide significant potential for appreciation, they may also involve higher risks than do investments in securities of larger companies. For example, the risk of bankruptcy or insolvency is higher than for larger, “blue-chip” companies.
Geographic Concentration Risks. An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of Portfolio Companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration. Other Private Fund Investments may also be disproportionally exposed to specific geographic regions.
Foreign Investments. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, diplomatic relations, embargoes, economic sanctions against a particular country or countries, organizations, entities and/or individuals, limitation on the removal of funds or assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund, the Master Fund and/or a Private Fund Investment may be subject to foreign taxation on realized capital gains, dividends or interest payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Any taxes or other charges paid or incurred by the Fund, the Master Fund and/or a Private Fund Investment in respect of its foreign securities will reduce the Fund’s yield.
Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Private Fund Investments that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit a Private Fund Investment’s ability to invest in securities of certain issuers located in those countries. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. No assurance can be given that the Private Fund Investments will satisfy applicable foreign reporting requirements at all times.
In addition, the tax laws of some foreign jurisdictions in which a Private Fund Investment may invest are unclear and interpretations of such laws can change over time. As a result, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under U.S. generally accepted accounting principles (“GAAP”), a Private Fund Investment may be required to accrue for book purposes certain foreign taxes in respect of its foreign securities or other foreign investments that it may or may not ultimately pay. Such tax accruals will reduce a Private Fund Investment’s net asset value at the time accrued, even though, in some cases, the Private Fund Investment ultimately will not pay the related tax liabilities. Conversely, a Private Fund Investment’s net asset value will be increased by any tax accruals that are ultimately reversed.
Emerging Markets. Some Private Fund Investments may invest in Portfolio Companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.
Sector Concentration. The 1940 Act requires the Fund to state the extent, if any, to which it concentrates investments in a particular industry or group of industries. While the 1940 Act does not define what constitutes “concentration” in an industry, the staff of the SEC takes the position that, in general, investments of more than 25% of a fund’s assets in an industry constitutes concentration. The Master Fund or a Private Fund Investment may concentrate its investments in specific industry sectors, which means each may invest more than 25% of its assets in a specific industry sector. This focus may constrain the liquidity and the number of Portfolio Companies available for investment by a Private Fund Investment. In addition, the investments of such a Private Fund Investment will be disproportionately exposed to the risks associated with the industry sectors of concentration.
Utilities and Energy Sectors. Energy companies may be significantly affected by outdated technology, short product cycles, falling prices and profits, market competition and risks associated with using hazardous materials. Energy companies may also be negatively affected by legislation that results in stricter government regulations and enforcement policies or specific expenditures. The Master Fund may invest a significant portion of its assets in private infrastructure fund investments and co‑investments, which may include investments with a focus on the utilities and energy sectors, thereby exposing the Master Fund to risks associated with these sectors. Additionally, an Investment Fund may invest in Portfolio Companies in the utilities and energy sectors, exposing the Investment Fund, and thereby the Master Fund, to risks associated with these sectors. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising.
Transportation Sector. Transportation infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, the effects of economic slowdowns, adverse changes in fuel prices, labor relations, insurance costs, government regulations, political changes, and other factors. The Master Fund may invest a significant portion of its assets in private infrastructure fund investments and co‑investments, which may include investments with a focus on the transportation sector, thereby exposing the Master Fund to risks associated with this sector. Additionally, an Investment Fund may invest in Portfolio Companies in the transportation sector, exposing the Investment Fund, and thereby the Master Fund, to risks associated with this sector.
Technology Sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.
Financial Sector. Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and can fluctuate as a result of increased competition or changing interest rates.
Natural Resources Sector. Investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures, and international politics. If the Master Fund has significant exposure to natural resource companies, there is the risk that the Master Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in natural resource areas) and political events (such as coups, military confrontations, or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Rising interest rates and general economic conditions may also affect the demand for natural resources.
Precious Metals Sector. Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial, and political factors. The price of precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of precious metals, changes in industrial and commercial demand, precious metals sales by governments, central banks, or international agencies, investment speculation, monetary and other economic policies of various governments, and government restrictions on private ownership of gold and other precious metals. No income is derived from holding physical gold or other precious metals, which is unlike securities that may pay dividends or make other current payments.
Currency Risk. Private Fund Investments may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Master Fund investments are denominated against the U.S. dollar may result in a decrease in the Master Fund’s and the Fund’s net asset value. Forward currency contracts and options may be utilized on behalf of the Fund and the Master Fund by Private Fund Investments to hedge against currency fluctuations, but Private Fund Investments are not required to hedge and there can be no assurance that such hedging transactions, even if undertaken, will be effective. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.
Risks Relating to Accounting, Auditing and Financial Reporting, etc. The Master Fund and certain of the Private Fund Investments may invest in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Master Fund and the Private Fund Investments may be incomplete, inaccurate and/or significantly delayed. The Master Fund and the Private Fund Investments may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the net asset value of the Fund.
Valuation of the Master Fund’s Interests in Private Fund Investments. A large percentage of the securities in which the Master Fund invests will not have a readily determinable market price and will be fair valued by the Master Fund. The valuation of the Master Fund’s interests in Private Fund Investments is ordinarily determined monthly based in part on estimated valuations provided by Investment Fund Managers and also on valuation determinations made by the Adviser, which may be based in whole or in part on information from third-party valuation services, under the general supervision of the Master Fund Board. Pursuant to Rule 2a‑5 under the 1940 Act, the Board and the Master Fund Board have designated the Adviser as the Fund’s and the Master Fund’s “Valuation Designee” to perform the Fund’s and the Master Fund’s respective fair value determinations, which are subject to Board and Master Fund Board oversight, as applicable, and certain reporting and other requirements intended to ensure that the Board and the Master Fund Board receive the information they need to oversee the Adviser’s fair value determinations.
Like the Master Fund’s investments, a large percentage of the securities in which the Investment Funds invest and the Portfolio Companies of co‑investments will not have a readily determinable market price and will be valued periodically by the Investment Fund or co‑investment. In this regard, an Investment Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Fund Manager’s compensation or its ability to raise additional funds in the future. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Private Fund Investment, the accuracy of the valuations provided by the Private Fund Investments, that the Private Fund Investments will comply with their own internal policies or procedures for keeping records or making valuations, or that the Private Fund Investments’ policies and procedures and systems will not change without notice to the Master Fund. As a result, valuations of the securities may be subjective and could subsequently prove to have been wrong, potentially by significant amounts.
The Fund’s and the Master Fund’s securities valuation and pricing services policies and procedures (the “Valuation Procedures”) provide that valuations for Private Fund Investments will be determined based in part on estimated valuations provided by Investment Fund Managers and also on valuation determinations made by the Adviser pursuant to a valuation methodology that incorporates general private equity pricing principles and information from third-party valuation services, under the general supervision of the Board and the Master Fund Board. The Adviser seeks to maintain accurate Private Fund Investment valuations by undertaking a detailed assessment of a Private Fund Investment’s valuation procedures prior to investing in the Private Fund Investment. Based on the methodology, the Adviser may adjust a Private Fund Investment’s periodic valuation, as appropriate, including through the use of a third-party valuation service, which uses fair value techniques considered by such service most applicable to the Private Fund Investment. The Fund and the Master Fund run the risk that the Adviser’s valuation techniques will fail to produce the desired results. Any imperfections, errors, or limitations in any model that is used could affect the ability of the Master Fund to accurately value Private Fund Investment assets. By necessity, models make assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include all knowable information or the most recent information about a company, security, or market factor. In addition, the Adviser may face conflicts of interest in valuing the Fund’s and the Master Fund’s investments, as the value of the Fund’s and the Master Fund’s investments will affect the Adviser’s compensation. Moreover, Private Fund Investment Managers typically provide estimated valuations on a quarterly basis whereas the Adviser will consider valuations on an ongoing basis and will determine valuations on a monthly basis. While any model that may be used would be designed to assist in confirming or adjusting valuation recommendations, the Adviser generally will not have sufficient information in order to be able to confirm with certainty the accuracy of valuations provided by a Private Fund Investment until the Funds receive the Private Fund Investment’s audited annual financial statements (and even then, the Adviser will only be able to confirm the value as of the financial statement date).
A Private Fund Investment’s information could be inaccurate due to fraudulent activity, misevaluation, or inadvertent error. In any case, the Master Fund may not uncover errors for a significant period of time, if ever. Even if the Adviser elects to cause the Master Fund to sell its interests in such a Private Fund Investment, the Master Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Private Fund Investment’s valuations of such interests could remain subject to such fraud or error, and the Adviser may, in its sole discretion, determine to discount the value of the interests or value them at zero.
Investors should be aware that situations involving uncertainties as to the valuations by Private Fund Investments could have a material adverse effect on the Fund and the Master Fund if judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.
Indemnification of Private Fund Investments, Investment Fund Managers and Others. The Master Fund may agree to indemnify certain of the Private Fund Investments and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Private Fund Investments. If the Master Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund and the Master Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.
Termination of the Master Fund’s Interest in a Private Fund Investment. A Private Fund Investment may, among other things, terminate the Master Fund’s interest in that Private Fund Investment (causing a forfeiture of all or a portion of such interest) if the Master Fund fails to satisfy any capital call by that Private Fund Investment or if the continued participation of the Master Fund in the Private Fund Investment would have a material adverse effect on the Private Fund Investment or its assets.
General Risks of Secondary Investments. The overall performance of the Master Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Master Fund may not be able to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Master Fund acquires an Investment Fund interest as a secondary investment, the Master Fund will generally not have the ability to modify or amend such Investment Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.
Contingent Liabilities Associated with Secondary Investments. Where the Master Fund acquires an Investment Fund interest as a secondary investment, the Master Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Investment Fund and, subsequently, that Investment Fund recalls any portion of such distributions, the Master Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Investment Fund. While the Master Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Investment Fund, there can be no assurance that the Master Fund would have such right or prevail in any such claim. The Adviser does not anticipate that the Master Fund will accrue contingent liabilities with respect to secondary investments often, but each secondary investment bears the risk of being subject to contingent liabilities.
Risks Relating to Secondary Investments Involving Syndicates. The Master Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Master Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.
Commitment Strategy. The Master Fund anticipates that it will maintain a sizeable cash and/or liquid assets position in anticipation of funding capital calls. The Master Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by Private Fund Investments.
Holding a sizeable cash and/or liquid assets position may result in lower returns than if the Master Fund employed a more aggressive “over-commitment” strategy. However, an inadequate cash position presents other risks to the Fund and the Master Fund, including the potential inability to fund capital contributions, to pay for repurchases of Units tendered by Investors or to meet expenses generally. Moreover, if the Master Fund defaults on its commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Private Fund Investment. Any failure by the Master Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Master Fund to pursue its investment program, (ii) force the Master Fund to borrow through a credit facility or other arrangements, (iii) indirectly cause the Fund, and, indirectly, the Investors to be subject to certain penalties from the Private Fund Investments (including the complete forfeiture of the Master Fund’s investment in a Private Fund Investment), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).
Registered Investment Companies. The Fund and the Master Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Master Fund’s investment objective and permissible under the 1940 Act or made pursuant to an exemption under the 1940 Act. Under one provision of the 1940 Act, the Master Fund may not acquire the securities of other registered investment companies if, as a result, (i) more than 10% of the Master Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Master Fund; or (iii) more than 5% of the Master Fund’s total assets would be invested in any one registered investment company. These restrictions are applicable to the Fund as well, although there is an exception for the Fund’s holding of Master Fund Interests. Pursuant to rules adopted by the SEC, the Fund or the Master Fund may invest in excess of the above limitations if the Fund or the Master Fund and the investment company in which the Fund or the Master Fund would like to invest comply with certain conditions, including limits on control and voting, required evaluations and findings, required fund investment agreements and limits on complex fund of funds structures. Other provisions of the 1940 Act are less restrictive provided that the Master Fund or Fund is able to meet certain conditions. The above limitations do not apply to the acquisition of units of any registered investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all of the assets of another registered investment company.
The Master Fund or Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.
Cash, Cash Equivalents, Investment Grade Bonds and Money Market Instruments. The Master Fund, the Fund, and Private Fund Investments may invest, including for defensive purposes, some or all of their respective assets in high quality fixed-income securities, money market instruments, money market mutual funds, and other short-term securities, or hold cash or cash equivalents in such amounts as the Adviser or Investment Fund Managers deem appropriate under the circumstances. In addition, the Master Fund, the Fund or a Private Fund Investment may invest in these instruments pending allocation of its respective offering proceeds, and the Master Fund will retain cash or cash equivalents in sufficient amounts to satisfy capital calls from Private Fund Investments. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.
These investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose credit risks that result in issuer default.
Repurchase Agreements. The Master Fund and Private Fund Investments may enter into repurchase agreements, by which the Master Fund or the Private Fund Investment, as applicable, purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price typically is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans by a fund and afford the Master Fund or the Private Fund Investment the opportunity to earn a return on temporarily available cash. The Fund and the Master Fund do not have percentage limitations on how much of their total assets may be invested in repurchase agreements. The Master Fund typically may also use repurchase agreements for cash management and temporary defensive purposes. The Master Fund may invest in a repurchase agreement that does not produce a positive return to the Master Fund if the Adviser believes it is appropriate to do so under the circumstances (for example, to help protect the Master Fund’s uninvested cash against the risk of loss during periods of market turmoil). While in some cases the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Master Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Master Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Master Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement, for example, against a counterparty undergoing financial distress.
In certain instances, the Master Fund may engage in repurchase agreement transactions that are novated to the Fixed Income Clearing Corporation (“FICC”) or another clearing house. The clearing house acts as the common counterparty to all repurchase transactions that enter its netting system and guarantees that participants will receive their cash or securities collateral (as applicable) back at the close of repurchase transaction. While this guarantee is intended to mitigate counterparty/credit risk that exists in the case of a bilateral repurchase transaction, the Master Fund is exposed to risk of delays or losses in the event of a bankruptcy or other default or nonperformance by the clearing house or the clearing house sponsoring member through which the Fund acts in connection with such transactions. Currently, the FICC is the only approved clearing house in the U.S. for clearing U.S. government security repurchase transactions.
The SEC has finalized new rules requiring the central clearing of certain repurchase transactions involving U.S. Treasuries. Compliance with these rules is expected to be required by the middle of 2027. Although the impact of these rules is difficult to predict, these rules may reduce the availability or increase the costs of such transactions and could make it more difficult for the Master Fund and the Private Fund Investments to execute certain investment strategies and may adversely affect such fund’s performance.
Control Positions. Private Fund Investments may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject a Private Fund Investment to litigation by parties interested in blocking it from taking that position. If such liabilities were to arise, or if such litigation were to be resolved in a manner that adversely affected the Private Fund Investments, those Private Fund Investments would likely incur losses on their investments.
Access to Secondary Investments. The Fund and the Master Fund are registered as investment companies under the 1940 Act and are subject to certain restrictions under the 1940 Act, and certain tax requirements, among other restrictions, that limit the Master Fund’s ability to make secondary investments, as compared to a fund that is not so registered. Such restrictions may prevent the Master Fund from participating in (or increasing its share of) certain favorable investment opportunities, or may lead to a lack of exposure to a certain type of investment for certain periods of time. The Fund’s and the Master Fund’s intention to qualify and be eligible for treatment as RICs under the Code can limit their ability to acquire or continue to hold positions in secondary investments that would otherwise be consistent with their investment strategy. The Master Fund incurs additional expenses (compared to a fund that is not registered under the 1940 Act) in determining whether an investment is permissible under the 1940 Act and in structuring investments to comply with the 1940 Act, which reduces returns to investors in the Master Fund, and correspondingly, the Fund.
Market Disruption and Geopolitical Risk. The Fund and the Master Fund are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the COVID‑19 pandemic, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non‑U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Private Fund Investments.
The impact of COVID‑19 and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crisis could cause significant market volatility and declines in global financial markets and may affect adversely the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may also exacerbate other pre‑existing political, social, and economic risks in certain countries or globally. A global pandemic or other widespread health crisis could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates, and adverse effects on the values and liquidity of securities or other assets. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The foregoing could impair the Fund’s and the Master Fund’s ability to maintain operational standards, disrupt the operations of the Fund, the Master Fund, and their service providers, adversely affect the value and liquidity of the Master Fund’s investments, and negatively impact the Fund’s and the Master Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.
Given the increasing interdependence between global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. Continuing uncertainty as to the status of the Euro and the European Monetary Union (the “EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of the Fund’s investments. The UK left the EU on January 31, 2020 (commonly referred to as “Brexit”). During an 11‑month transition period, the UK and the EU agreed to a Trade and Cooperation Agreement that sets out the agreement for certain parts of the future relationship between the EU and the UK from January 1, 2021. The Trade and Cooperation Agreement does not provide the UK with the same level of rights or access to all goods and services in the EU as the UK previously maintained as a member of the EU and during the transition period. In particular, the Trade and Cooperation Agreement does not include an agreement on financial services (and such an agreement on financial services may never be concluded). Accordingly, uncertainty remains in certain areas as to the future relationship between the UK and the EU.
Beginning on January 1, 2021, EU laws ceased to apply in the UK. Many EU laws are assimilated into UK law and continue to apply in the UK; however, the UK government has since enacted legislation that will repeal, replace or otherwise make substantial amendments to the EU laws that apply in the UK, with a view to those laws being replaced by purely domestic legislation. The process of revoking EU laws and replacing them with bespoke UK laws has already begun. It is impossible to predict the consequences of these amendments on the Fund and the Master Fund and their investments. Such changes could be materially detrimental to investors.
Although one cannot predict the full effect of Brexit, it could have a significant adverse impact on the UK, European and global macroeconomic conditions and could lead to prolonged political, legal, regulatory, tax and economic uncertainty. This uncertainty is likely to continue to impact the global economic climate and may impact opportunities, pricing, availability and cost of bank financing; regulation; values; or exit opportunities of companies or assets based, doing business, or having service or other significant relationships in, the UK or the EU, including companies or assets held or considered for prospective investment by the Master Fund.
Additionally, in March 2023, the shutdown of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.
Unexpected political, regulatory and diplomatic events within the United States and abroad, such as the U.S.-China “trade war” that intensified in 2018, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The current political climate and the renewal or escalation of a trade war between China and the United States may have an adverse effect on both the U.S. and Chinese economies, including as the result of one country’s imposition of tariffs on the other country’s products. In addition, sanctions or other investment restrictions could preclude a fund from investing in certain Chinese issuers or cause a fund to sell investments at disadvantageous times. Events such as these and their impact on the Fund and the Master Fund are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Cyber Security Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies (such as the Fund and the Master Fund) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund, the Master Fund, the Private Fund Investments, the Adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or the Investors. For instance, cyber-attacks may interfere with the processing of Investor transactions, affect the Fund’s ability to calculate its NAV, cause the release of private Investor information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks may render records of Fund or Master Fund assets and transactions, Investor ownership of Units, and other data integral to the functioning of the Fund or Master Fund inaccessible or inaccurate or incomplete. The Fund and the Master Fund may also incur substantial costs for cyber security risk management in order to prevent cyber incidents in the future. The Fund and the Investors could be negatively impacted as a result. The use of artificial intelligence (“AI”) and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. While the Adviser has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. The Fund and the Master Fund rely on third-party service providers for many of their day‑to‑day operations, and are subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Fund or the Master Fund from cyber-attack. Any problems relating to the performance and effectiveness of security procedures used by the Fund and the Master Fund or third-party service providers to protect the Fund’s and the Master Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on an investment in the Fund or the Master Fund. The Adviser does not control the cyber security plans and systems put in place by third-party service providers and such third-party service providers may have limited indemnification obligations to the Adviser or the Fund. Similar types of cyber security risks also are present for the Private Fund Investments and other issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the investments of the Private Fund Investments to lose value.
Large Shareholder Transactions Risk. To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of the Fund to conduct its investment program. For example, they could require the Fund to sell portfolio securities or purchase portfolio securities unexpectedly and incur substantial transaction costs and/or accelerate the realization of taxable income and/or gains to shareholders. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non‑redeeming shareholders who do not hold their Fund shares in an individual retirement account, 401(k) plan or other tax‑advantaged plan. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate for shareholders who hold Fund shares in a taxable account. In addition, the Fund may be required to sell its more liquid portfolio investments, if any, to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause the Fund to experience large redemptions, such as changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

Class 1 [Member] | Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks
Investing in the Fund involves risks other than those associated with investments made by the Private Fund Investments. Some of these risks are described below:
Incentive Allocation Arrangements. Each Investment Fund Manager may receive a performance fee, carried interest or incentive allocation generally equal to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a clawback. These performance incentives may create an incentive for the Investment Fund Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation. Investment Fund Managers may also receive a performance fee, carried interest or incentive allocation in connection with other Investment Funds.
Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund and the Master Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities is subject to market conditions and may also be affected by the prevailing regulatory or political climate. The Fund and Master Fund will compete for attractive investments with other prospective Investors and there can be no assurance that the Adviser will be able to identify, gain access to, or complete attractive investments, that the investments which are ultimately made will satisfy all of the Fund’s or Master Fund’s objectives, or that the Fund or Master Fund will be able to fully invest its assets. Other investment vehicles managed or advised by the Adviser and its affiliates may seek investment opportunities similar to those the Master Fund may be seeking. Consistent with the Adviser’s allocation policies, the Adviser will allocate fairly between the Master Fund and such other investment vehicles any investment opportunities that may be appropriate for the Master Fund and such other investment vehicles. Similarly, identifying attractive investment opportunities for an Investment Fund is difficult and involves a high degree of uncertainty. Even if an Investment Fund Manager identifies an attractive investment opportunity, an Investment Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.
The Adviser may sell the Master Fund’s holdings of certain of its investments at different times than similar investments are sold by other investment vehicles advised by the Adviser, particularly if significant redemptions in the Fund occur, which could negatively impact the performance of the Master Fund and the Fund.
Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be proportionate to the risk of investment in the Fund. Potential Investors should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment.
Inside Information. From time to time, the Master Fund, the Fund or a Private Fund Investment or their respective affiliates may come into possession of material, non‑public information concerning an entity or issuer related to a co‑investment or in which the Master Fund or an Investment Fund has invested or may invest. The possession of such information may limit the Master Fund’s or the Private Fund Investment’s ability to buy or sell securities of the issuer.
Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Master Fund and any interest in the Private Fund Investments held by the Fund through the Master Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.
Possible Exclusion of Investors Based on Certain Detrimental Effects. The Fund may repurchase Fund Units held by an Investor or other person acquiring Units from or through an Investor, if: (i) the Units have been transferred in violation of the LLC Agreement or have vested in any person by operation of law (i.e., the result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the Investor); (ii) any transferee does not meet any investor eligibility requirements established by the Fund from time to time; (iii) ownership of the Units by the Investor or other person likely will cause the Fund to be in violation of, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction; (iv) continued ownership of the Units by the Investor or other person may be harmful or injurious to the business or reputation of the Fund, the Master Fund, the Adviser or the Sponsor, or may subject the Fund or any Investor to an undue risk of adverse tax or other fiscal or regulatory consequences; (v) any of the representations and warranties made by the Investor or other person in connection with the acquisition of the Units was not true when made or has ceased to be true; (vi) the Investor is subject to special laws or regulations, and the Fund determines that the Investor is likely to be subject to additional regulatory or compliance requirements under these special laws or regulations by virtue of continuing to hold the Units; (vii) the Investor’s investment balance falls below $25,000 or the amount the Board determines from time to time to be a minimum investment in the Fund or rises above the amount the Board determines from time to time to be a maximum investment in the Fund; or (viii) the Fund or the Board determines that the repurchase of the Units would be in the interest of the Fund. These provisions may, in effect, deprive an Investor in the Fund of an opportunity for a return that might be received by other Investors.
Potential Significant Effect of the Performance of a Limited Number of Investments or Strategies. The Adviser expects that the Fund will participate in multiple investments. The Fund may, however, make investments in a limited number of the Private Fund Investments and Investment Funds may make investments in a limited number of Portfolio Companies. In either instance, these limited numbers of investments may have a significant effect on the performance of the Fund. In addition, the Fund, through the Master Fund, may invest a substantial portion of its assets in Investment Funds that follow a particular investment strategy. In such event, the Fund would be exposed to the risks associated with that strategy to a greater extent than it would if the Master Fund’s assets were invested more broadly among Investment Funds pursuing various investment strategies.
Placement Risk. It is expected that many Investors will invest in the Fund with RIAs. When a limited number of RIAs represents a large percentage of Investors, actions recommended by the RIAs may result in significant and undesirable variability in terms of Investor subscription or tender activity. Additionally, it is possible that if a matter is put to a vote at a meeting of Investors, clients of a single RIA may vote as a block, if so recommended by the RIA.
Tax Risks. Special tax risks are associated with an investment in the Fund. Each of the Fund and the Master Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, the Fund and the Master Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its investment company taxable income and net short-term gains in the form of deductible dividends. Because the Fund will invest substantially all its assets in the Master Fund, if the Master Fund were to fail to satisfy such requirements, the Fund itself would be unable to satisfy the diversification requirement, and would thus be ineligible for treatment as a RIC.
Each of the aforementioned ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Adviser obtain information from or about the Investment Funds in which the Master Fund is invested. However, Investment Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Master Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of the Code. Ultimately this may limit the universe of Investment Funds in which the Master Fund can invest.
Investment Funds and co‑investments classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Master Fund that is not qualifying income for purposes of the 90% gross income test, described below. In order to meet the 90% gross income test, the Master Fund may structure its investments in a manner that potentially increases the taxes imposed thereon or in respect thereof. Because the Master Fund may not have timely or complete information concerning the amount or sources of such an Investment Fund’s or co‑investment’s income until such income has been earned by the Investment Fund or co‑investment or until a substantial amount of time thereafter, it may be difficult for the Master Fund to satisfy the 90% gross income test.
The Master Fund intends to invest a portion of its assets in the Corporate Subsidiary, a Delaware limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. A RIC generally does not take into account income earned by a U.S. corporation in which it invests unless and until the corporation distributes such income to the RIC as a dividend. Where, as here, the Corporate Subsidiary is organized in the U.S., the Corporate Subsidiary will be liable for an entity-level U.S. federal income tax on its income from U.S. and non‑U.S. sources, as well as any applicable state taxes, which will reduce the Master Fund’s return on its investment in the Corporate Subsidiary. If a net loss is realized by the Corporate Subsidiary, such loss is not generally available to offset the income of the Master Fund.
In the event that the Master Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non‑diversified assets. Although the Code affords the Master Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non‑diversified assets within six months, there may be constraints on the Master Fund’s ability to dispose of its interest in an Investment Fund or co‑investment that limit utilization of this cure period. See “Certain Tax Considerations – Taxation of the Fund – Qualification for and Treatment as a Regulated Investment Company.”
If the Master Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code, in which case the Fund would lose its status as a RIC. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Master Fund’s and the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Investors. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Fund’s Units.
Each of the Fund and the Master Fund must distribute at least 90% of its investment company taxable income, in a manner qualifying for the dividends-paid deduction, to qualify as a RIC, and must distribute substantially all its income in order to avoid a fund-level tax. In addition, if the Fund or the Master Fund were to fail to distribute in a calendar year a sufficient amount of its income for such year, it will be subject to an excise tax. The determination of the amount of distributions sufficient to qualify as a RIC and avoid a fund-level income or excise tax will depend on income and gain information that must be obtained from the underlying Investment Funds. The Master Fund’s investment in Investment Funds and co‑investments will make it difficult to estimate the Master Fund’s and thus the Fund’s income and gains in a timely fashion. Given the difficulty of estimating Master Fund income and gains in a timely fashion, each year the Master Fund is likely to be liable for a 4% excise tax, and it is possible that the Fund will also be liable for such tax. See “Certain Tax Considerations.”
The Master Fund may directly or indirectly invest in Investment Funds, co‑investments or Portfolio Companies located outside the United States. Such Investment Funds, co‑investments or Portfolio Companies may be subject to withholding taxes or other taxes in such jurisdictions with respect to their investments or operations, as applicable. In addition, adverse U.S. federal income tax consequences can result by virtue of certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “passive foreign investment companies” See “Certain Tax Considerations—Passive Foreign Investment Companies.”
Senior Secured Loans. Senior secured loans are of a type generally incurred by the obligors thereunder in connection with highly leveraged transactions, often (although not exclusively) to finance internal growth, acquisitions, mergers and/or stock purchases. As a result of, among other things, the additional debt incurred by the obligor in the course of such a transaction, the obligor’s creditworthiness is often judged by the rating agencies to be below investment grade. Senior secured loans are typically at the most senior level of the capital structure. Senior secured loans are generally secured on shares in certain group companies and may also be secured by specific collateral or guarantees, including but not limited to, trademarks, patents, accounts receivable, inventory, equipment, buildings, real estate, franchises and common and preferred stock of the obligor and its subsidiaries. Senior secured loans usually have shorter terms than more junior obligations and often require mandatory prepayments from excess cash flow, asset dispositions and offerings of debt and/or equity securities on a priority basis.
Although any particular senior secured loan often will share many similar features with other loans and obligations of its type, the actual terms of any particular senior secured loan will have been a matter of negotiation and will thus be unique. The types of protection afforded to creditors will therefore vary from investment to investment. Because of the unique nature of a loan agreement, and the private syndication of the loan, leveraged loans are generally not as easily purchased or sold as publicly traded securities.
An interest in a non‑investment grade loan is generally considered speculative in nature and may become a defaulted obligation for a variety of reasons. Upon any investment becoming a defaulted obligation, such defaulted obligation may become subject to either substantial workout negotiations or restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal and a substantial change in the terms, conditions and covenants with respect of such defaulted obligation. In addition, such negotiations or restructuring may be quite extensive and protracted over time, and therefore may result in uncertainty with respect to ultimate recovery on such defaulted obligation. The liquidity for defaulted obligations may be limited, and to the extent that defaulted obligations are sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon. Consequently, the fact that a loan is secured does not guarantee that a Private Fund Investment will receive principal and interest payments according to the loan’s terms, or at all, or that a Private Fund Investment will be able to collect on the loan should it be forced to enforce its remedies.
Mezzanine and Other Subordinated Debt, Unsecured Debt, Low/Unrated Debt Risks. Certain investments (or a portion thereof) may be made in certain high-yield securities known as mezzanine investments, which are subordinated debt securities that may be issued together with an equity security (e.g., with attached warrants). Mezzanine investments can be lower-rated, unsecured and generally subordinate to other obligations of the issuer.
Mezzanine investments share all of the risks of other high yield securities and are subject to greater risk of loss of principal and interest than higher-rated securities, especially in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower-
rated securities, the yields and prices of those securities may tend to fluctuate more than those for higher-rated securities.
There are additional risks associated with second-lien or other subordinated loans. In the event of a loss of value of the underlying assets that collateralize the loans, the subordinate portions of the loans may suffer a loss prior to the more senior portions suffering a loss. If a borrower defaults and lacks sufficient assets to satisfy the loan, the Master Fund may directly or indirectly suffer a loss of principal or interest. If a borrower defaults on the loan or on debt senior to the loan, or in the event of the bankruptcy of a borrower, the loan will be satisfied only after all senior debt is paid in full. Similarly, in the event of default on an unsecured loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for an unsecured holder and therefore result in a direct or indirect loss of investment. Unsecured loans also generally have greater price volatility than secured loans and may be less liquid.
Equity Securities, Warrants, Convertible Securities. In addition to the Master Fund’s investment in Private Fund Investments and otherwise, the Master Fund may invest in equity securities that fall within the definition of “subordinated debt investments” or may receive equity securities or warrants rights as a result of its debt investments. As with other investments, the value of equity securities held by the Master Fund may be adversely affected by actual or perceived negative events relating to the issuer of such securities, the industry or geographic areas in which such issuer operates or the financial markets generally; however, equity securities may be even more susceptible to such events given their subordinate position in the issuer’s capital structure, thus subjecting them to greater price volatility. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options, the terms of which may limit the Master Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Master Fund would otherwise wish.
The Master Fund may also invest in convertible securities, which have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non‑convertible securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Master Fund is called for redemption, the Master Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Master Fund’s ability to achieve its investment objective.
Special Situations. The Master Fund may make investments in Private Fund Investments or with respect to an obligor involved in (or the target of) acquisition attempts or tender offers, or companies involved in spin-offs and similar transactions. In any investment opportunity involving any such type of business enterprise, there exists the risk that the transaction in which such business enterprise is involved will either be unsuccessful, take considerable time or result in a distribution of cash or a new security, the value of which will be less than the purchase price of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Master Fund may be required to sell its investment at a loss. In connection with such transactions (or otherwise), the Master Fund may purchase securities on a when-issued basis, which means that delivery and payment take place sometime after the date of the commitment to purchase and are often conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, reorganization or debt restructuring. The purchase price or interest rate receivable with respect to a when issued security is fixed when the Master Fund enters into the commitment. Such securities are subject to changes in market value prior to their delivery.

Class 1 [Member] | Common Stock [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to Units
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class 1 Units	[7]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	105,247,095
Class 2 [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[8]
Management Fees [Percent]	0.70%	[9]
Distribution/Servicing Fees [Percent]	0.50%	[10]
Acquired Fund Fees and Expenses [Percent]	0.90%	[11]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.68%	[12],[13]
Total Annual Expenses [Percent]	2.78%
Expense Example, Year 01	$ 49
Expense Example, Years 1 to 3	86
Expense Example, Years 1 to 5	147
Expense Example, Years 1 to 10	$ 311
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class 2
Class 2 [Member] | Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class 2 Units	[14]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	22,358,385
Class 3 [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[8]
Management Fees [Percent]	0.70%	[9]
Distribution/Servicing Fees [Percent]	0.25%	[10]
Acquired Fund Fees and Expenses [Percent]	0.90%	[11]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.68%	[12],[13]
Total Annual Expenses [Percent]	2.53%
Expense Example, Year 01	$ 46
Expense Example, Years 1 to 3	79
Expense Example, Years 1 to 5	135
Expense Example, Years 1 to 10	$ 287
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class 3
Class 3 [Member] | Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class 3 Units	[15]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	45,503,144
Class 4 [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[8]
Management Fees [Percent]	0.70%	[9]
Distribution/Servicing Fees [Percent]	0.00%	[10]
Acquired Fund Fees and Expenses [Percent]	0.90%	[11]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.68%	[12],[13]
Total Annual Expenses [Percent]	2.28%
Expense Example, Year 01	$ 44
Expense Example, Years 1 to 3	71
Expense Example, Years 1 to 5	122
Expense Example, Years 1 to 10	$ 262
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class 4
Class 4 [Member] | Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class 4 Units	[16]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	10,019,435
Class 5 [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[17]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[8]
Management Fees [Percent]	0.70%	[9]
Distribution/Servicing Fees [Percent]	1.00%	[10]
Acquired Fund Fees and Expenses [Percent]	0.90%	[11]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.68%	[12],[13]
Total Annual Expenses [Percent]	3.28%
Expense Example, Year 01	$ 87
Expense Example, Years 1 to 3	132
Expense Example, Years 1 to 5	200
Expense Example, Years 1 to 10	$ 380
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class 5
Class 5 [Member] | Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class 5 Units	[18]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	22,900,910
Class2 Class3 Class4 Class5 [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class 2	Class 3	Class 4	Class 5
Investor Transaction Expenses
Maximum sales load (as a percentage of purchase amount)	None	None	None	3.50	% (1)
Maximum early repurchase fee (as a percentage of repurchased amount)(2)	2.00%	2.00%	2.00%	2.00%
(1)
Investors purchasing Class 5 Units may be charged a sales load of up to 3.50% of the Investor’s subscription. The table assumes the maximum sales load is charged. Investments will be subject to a sales load in the amounts set forth below:

Investment Amount	Sales Load
Less than $250,000	3.50%
$250,000 – $499,999	2.50%
$500,000 – $999,999	2.00%
$1,000,000 or more	0.00%
See “Management of the Fund—The Distributor and Distribution Arrangements.” The Distributor may elect to reduce, otherwise modify or waive the sales load with respect to certain investors. See “Application for Investment.”
(2)
A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an Investor’s Units at any time prior to the day immediately preceding the one‑year anniversary of an Investor’s purchase of the Units (on a “first in‑first out” basis). An early repurchase fee payable by an Investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining Investors. See “Repurchases of Units and Transfers.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to Units)
Management Fee(3)	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service Fee(4)	0.50%	0.25%	0.00%	1.00%
Other Expenses(5), (7)	0.68%	0.68%	0.68%	0.68%
Acquired Fund Fees and Expenses (6)	0.90%	0.90%	0.90%	0.90%
Total Annual Expenses	2.78%	2.53%	2.28%	3.28%
(3)
The management fee shown is payable in part by the Master Fund and in part by each Subsidiary, but will be borne indirectly by Investors as a result of the Fund’s investment in the Master Fund. The Master Fund will pay the Adviser a management fee at the annual rate of 0.70% of the Master Fund’s net asset value (excluding the assets attributable to each Subsidiary) as of the end of each month, and each Subsidiary will pay the Adviser a management fee at the annual rate of 0.70% of such Subsidiary’s net asset value as of the end of each month. For purposes of determining the management fee payable to the Adviser for any month, net asset value is calculated prior to giving effect to the payment of such management fee and prior to the deduction of any other asset-based fees (e.g., any administration fee) payable by the Master Fund or a Subsidiary, as applicable, to either the Adviser or the Sponsor and prior to giving effect to any purchases or repurchases of interests of the Master Fund or a Subsidiary, as applicable, or any distributions by the Master Fund or a Subsidiary, as applicable, occurring as of or around the end of such month.

(4)
The Class 2, Class 3 and Class 5 Units will pay the Distributor the Distribution and/or Service Fee at an annualized rate of 0.50% of the net assets of the Fund that are attributable to Class 2 Units, 0.25% of the net assets of the Fund that are attributable to Class 3 Units and 1.00% of the net assets of the Fund that are attributable to Class 5 Units, in each case determined as of the end of each month. The Fund will also pay the Distributor an ongoing distribution and/or service fee with respect to the Class 1 units of the Fund, which are offered in a separate prospectus. These Distribution and/or Service Fees are paid for distribution and investor services provided to Investors (such as responding to Investor inquiries and providing information regarding investments in Units of the Fund; processing purchase, exchange, and redemption requests by beneficial owners of Units; placing orders with the Fund or its service providers for Units; providing sub‑accounting with respect to Units beneficially owned by Investors; and processing dividend payments for Units of the Fund on behalf of Investors). The Distributor may pay all or a portion of the Distribution and/or Service Fee to Selling Agents that provide distribution and investor services to Investors. For purposes of determining the Distribution and/or Service Fee payable to the Distributor for any month, net asset value is calculated prior to giving effect to the payment of the Distribution and/or Service Fee and prior to the deduction of any other asset-based fees (e.g., the management fee and any administration fee).

(5)
“Other Expenses” are estimated for the current fiscal year and include fees and expenses incurred in connection with the Master Fund’s credit facility, professional fees and other expenses, including, without limitation, administration fees, custody fees, trustee fees, insurance costs, financing costs, Corporate Subsidiary tax expenses and other expenses that the Fund bears directly and indirectly through the Master Fund.

(6)
Includes fees and expenses of the Investment Funds in which the Master Fund invests. Some or all of the Investment Funds in which the Master Fund intends to invest charge carried interests, incentive fees, or allocations based on the Investment Funds’ performance. The Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and 10% to 20% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Investment Funds in which the Master Fund invests, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The 0.90% shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Investment Funds (i.e., management fees, administration fees, and professional and other direct, fixed fees and expenses of the Investment Funds). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in‑kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.

(7)
The Adviser has entered into an “Expense Limitation and Reimbursement Agreement” with the Fund, the Master Fund and each Subsidiary (for purposes of this section, the Master Fund and the Subsidiaries are referred to collectively as the “Underlying Funds”) to waive the management fees payable by the Underlying Funds and pay or reimburse the Fund’s expenses (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds) such that the Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 1.45% per annum of the Fund’s net assets as of the end of each calendar month (the “Expense Cap”). “Excluded Expenses” is defined to include (i) the Fund’s proportional share of (a) fees, expenses, allocations, carried interests, etc. of the private equity investment funds and co‑investments in portfolio companies in which any Underlying Fund invests (including all acquired fund fees and expenses); (b) transaction costs, including legal costs and brokerage commissions, of any Underlying Fund associated with the acquisition and disposition of primary interests, secondary interests, co‑investments, ETF investments, and other investments; (c) interest payments incurred by any Underlying Fund, (d) fees and expenses incurred in connection with any credit facilities obtained by any Underlying Fund; (e) taxes of any Underlying Fund; (f) extraordinary expenses of any Underlying Fund (as determined in the sole discretion of the Adviser), which may include non‑recurring expenses such as, for example, litigation expenses and shareholder meeting expenses; (g) fees and expenses billed directly to a Subsidiary by any accounting firm for auditing, tax and other professional services provided to the Subsidiary; and (h) fees and expenses billed directly to a Subsidiary for custody and fund administration services provided to the Subsidiary; and (ii) (a) any investment management fee paid by the Fund; (b) acquired fund fees and expenses of the Fund; (c) transaction costs, including legal costs and brokerage commissions, of the Fund; (d) interest payments incurred by the Fund; (e) fees and expenses incurred in connection with any credit facilities obtained by the Fund; (f) the Distribution and/or Service Fees (as applicable) paid by the Fund; (g) taxes of the Fund; and (h) extraordinary expenses of the Fund (as determined in the sole discretion of the Adviser), which may include non‑recurring expenses such as, for example, litigation expenses and shareholder meeting expenses. Expenses that are subject to the Expense Limitation and Reimbursement Agreement include, but are not limited to, each Underlying Fund’s investment management fee, the Funds’ administration, custody, transfer agency, recordkeeping, fund accounting and investor services fees, the Funds’ professional fees (outside of professional fees related to transactions), and fees and expenses of Fund Directors. To the extent that the Fund’s total annual operating expenses for any month exceed the Expense Cap, the Adviser will pay or reimburse the Fund for expenses and/or waive the management fee payable by any of the Underlying Funds to the extent necessary to eliminate such excess. The Fund, or, with respect to the waived management fee, the applicable Underlying Funds, will be obligated to pay the Adviser all such amounts paid, waived, or reimbursed by the Adviser pursuant to the Expense Cap, provided that (A) the amount of such additional payment in any year, together with all expenses of the Fund (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds), in the aggregate, would not cause the Fund’s total annual operating expenses, whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds, exclusive of Excluded Expenses, in any such year to exceed the lesser of any expense limitation in place at the time of payment or the expense limitation in place at the time of waiver or reimbursement, (B) the amount of such additional payment shall be borne pro rata by all Fund Investors or, with respect to each Underlying Fund, by all such Underlying Fund’s unitholders, as applicable, and (C) no such additional payments by the Fund, or, with respect to any waived management fees, the applicable Underlying Fund, will be made with respect to amounts paid, waived, or reimbursed by the Adviser more than thirty‑six (36) months after the date such amounts are paid, waived, or reimbursed by the Adviser. The Expense Limitation and Reimbursement Agreement shall remain in effect until such time that the Adviser ceases to be the investment adviser of the Fund or upon mutual agreement among the Adviser and the Board of the Fund.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Class 2 Units	$49	$86	$147	$311
Class 3 Units	$46	$79	$135	$287
Class 4 Units	$44	$71	$122	$262
Class 5 Units	$87	$132	$200	$380
The example does not present actual expenses and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example above; if the actual return were greater, the amount of fees and expenses would increase.

Purpose of Fee Table , Note [Text Block]
The following table illustrates the expenses and fees that the Fund expects to incur and that Investors can expect to bear directly or indirectly. Investors will indirectly bear fees and expenses of the Master Fund, which are reflected in the following chart and in the example below.
The purpose of the table above is to assist you in understanding the various costs and expenses you will bear directly or indirectly as an Investor in the Fund. The table assumes the reinvestment of all dividends and distributions at net asset value. For a more complete description of the various fees and expenses of the Fund, see “Fees and Expenses.”

Basis of Transaction Fees, Note [Text Block]	as a percentage of purchase amount
Other Transaction Fees, Note [Text Block]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an Investor’s Units at any time prior to the day immediately preceding the one‑year anniversary of an Investor’s purchase of the Units (on a “first in‑first out” basis). An early repurchase fee payable by an Investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining Investors. See “Repurchases of Units and Transfers.”
Other Expenses, Note [Text Block]	“Other Expenses” are estimated for the current fiscal year and include fees and expenses incurred in connection with the Master Fund’s credit facility, professional fees and other expenses, including, without limitation, administration fees, custody fees, trustee fees, insurance costs, financing costs, Corporate Subsidiary tax expenses and other expenses that the Fund bears directly and indirectly through the Master Fund.
Management Fee not based on Net Assets, Note [Text Block]	The management fee shown is payable in part by the Master Fund and in part by each Subsidiary, but will be borne indirectly by Investors as a result of the Fund’s investment in the Master Fund. The Master Fund will pay the Adviser a management fee at the annual rate of 0.70% of the Master Fund’s net asset value (excluding the assets attributable to each Subsidiary) as of the end of each month, and each Subsidiary will pay the Adviser a management fee at the annual rate of 0.70% of such Subsidiary’s net asset value as of the end of each month. For purposes of determining the management fee payable to the Adviser for any month, net asset value is calculated prior to giving effect to the payment of such management fee and prior to the deduction of any other asset-based fees (e.g., any administration fee) payable by the Master Fund or a Subsidiary, as applicable, to either the Adviser or the Sponsor and prior to giving effect to any purchases or repurchases of interests of the Master Fund or a Subsidiary, as applicable, or any distributions by the Master Fund or a Subsidiary, as applicable, occurring as of or around the end of such month.
Acquired Fund Fees and Expenses, Note [Text Block]	Includes fees and expenses of the Investment Funds in which the Master Fund invests. Some or all of the Investment Funds in which the Master Fund intends to invest charge carried interests, incentive fees, or allocations based on the Investment Funds’ performance. The Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and 10% to 20% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Investment Funds in which the Master Fund invests, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The 0.90% shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Investment Funds (i.e., management fees, administration fees, and professional and other direct, fixed fees and expenses of the Investment Funds). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in‑kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Strategies
The Fund’s investment objective is to seek long-term capital appreciation. In pursuing its investment objective, the Fund invests substantially all of its assets in AMG Pantheon Master Fund, LLC (the “Master Fund”), a Delaware limited liability company also registered under the 1940 Act as a non‑diversified, closed‑end management investment company. The Master Fund has the same investment objective and identical investment policies as those of the Fund. This form of investment structure is commonly known as a “master-feeder fund” arrangement. In addition to units of the Master Fund, the Fund may hold a portion of its assets in cash to pay for current operating expenses. The Adviser also acts as investment adviser to the Master Fund.

Under normal circumstances, the Master Fund expects to invest, directly or indirectly, primarily in any of (i) private equity investments of any type, including primary and secondary investments in private equity, infrastructure and other private asset funds (“Investment Funds”) and investments in companies that are typically made alongside one or more Investment Funds (“Co‑Investment Opportunities”), (ii) exchange-traded funds (“ETFs”) designed to track equity indexes and (iii) cash, cash equivalents and other short-term investments. The allocation among these types of investments may vary from time to time.

The Fund’s investments in Investment Funds, Co‑Investment Opportunities and other private investments are referred to herein as “Private Fund Investments.”

The Master Fund may make investments directly or indirectly through its subsidiaries that are 100% owned (“Wholly-Owned”) by the Master Fund (each a “Subsidiary” and together, the “Subsidiaries”).

Except as otherwise provided, references to the Fund’s investments also will refer to the Master Fund’s investments and each Subsidiary’s investments, in each case, for the convenience of the reader.

The Adviser believes that the Fund’s investment program will offer a unique approach to private equity investing for “accredited investors” (as used in this Prospectus, “Eligible Investors”) who previously have not had access to high quality private equity investment funds and co‑investments in portfolio companies. In pursuing the Fund’s investment objective, the Adviser will allocate capital in the private equity portion of its portfolio across primary and secondary investments in Investment Funds and co‑investments in portfolio companies. The Adviser will seek to invest across a broad spectrum of Investment Funds (e.g., buyout, growth capital, special situations, credit, private infrastructure, real estate, real assets, and other private asset funds), determined by a diverse selection of geographies (e.g., North America, Europe, Asia, and emerging markets) and vintage years (i.e., the year in which an Investment Fund begins investing).

Notwithstanding the foregoing, while the Master Fund seeks opportunities to deploy capital in any way consistent with its investment objectives and strategies, the Adviser to date has invested the private equity portion of its portfolio primarily in co‑investments and/or secondaries of Investment Funds. At any given time, the Master Fund’s geographic allocation may be overweighted to one geography, with a corresponding underweighting of, or potentially even the exclusion of, other geographies. In addition, the Master Fund’s ability to access certain types of investment opportunities, including certain types of Private Fund Investments, may be limited by legal, regulatory or tax considerations related to the Master Fund’s status as a registered investment company, resulting in periods during which the Master Fund may not have any exposure to such investments.

The Fund has been structured with the intent of seeking to alleviate or reduce a number of the burdens on investors typically associated with private equity investing, such as funding capital calls on short notice, reinvesting distribution proceeds, meeting large minimum commitment amounts, and receiving tax reporting on potentially late Schedule K‑1s.

To maintain liquidity and to fund Investment Fund capital calls, the Master Fund may invest in ETFs designed to track equity indexes and, to a lesser extent, in cash and short-term securities. In addition, the Master Fund may use derivative instruments, primarily equity options and swaps, for hedging purposes. Furthermore, the Master Fund may hold a substantial portion of the Master Fund’s assets in ETFs, cash and short term investments as it seeks desirable investments for the private equity portion of the Master Fund’s portfolio.

In addition to the foregoing, the Master Fund may utilize a revolving credit facility to satisfy repurchase requests, to meet capital calls and to otherwise provide the Master Fund with temporary liquidity.

	The Master Fund has obtained an exemptive order from the SEC that permits the Master Fund to invest alongside affiliates, including certain public or private funds managed by the Adviser and its affiliates, subject to certain terms and conditions.
Risk Factors [Table Text Block]
TYPES OF INVESTMENTS AND RELATED RISK FACTORS
General Risks
Investing in the Fund involves risks, including those associated with investments made by the Private Fund Investments in which the Master Fund invests. References in this section to the “Master Fund” also include each Subsidiary, which shares the same risks as the Master Fund.
Investment Risk. All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio (which, for this purpose, means the aggregate investments held by the Master Fund) is concentrated in securities of a few issuers or issuers in a single sector, the risk of any investment decision is increased. A Private Fund Investment’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.
An investment in the Fund involves a high degree of risk, including the risk that the Investor’s entire investment may be lost. No assurance can be given that the Master Fund’s and Fund’s investment objective will be achieved. The Fund’s performance depends upon the Adviser’s selection of Private Fund Investments, the allocation of offering proceeds thereto and the performance of the Private Fund Investments. The Private Fund Investments’ investment activities involve the risks associated with private equity investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, labor strikes, war, terrorism, cyberterrorism, major or prolonged power outages or network interruptions, earthquakes, hurricanes, floods, fires, epidemics or pandemics and other factors which are beyond the control of the Master Fund, the Fund or the Private Fund Investments. Although the Adviser will attempt to moderate these risks, no assurance can be given that (i) the Private Fund Investments’ investment programs, investment strategies and investment decisions will be successful; (ii) the Private Fund Investments will achieve their return expectations; (iii) the Private Fund Investments will achieve any return of capital invested; (iv) the Fund’s or the Master Fund’s investment activities will be successful; or (v) Investors will not suffer losses from an investment in the Fund. Any event which affects adversely the value of an investment by the Fund or an Investment Fund would be magnified to the extent the Fund or such Investment Fund is leveraged.
All investments made by the Private Fund Investments risk the loss of capital. The Private Fund Investments’ results may vary substantially over time.
Investment Discretion; Dependence on the Adviser. The Adviser has complete discretion to select the Investments Funds as opportunities arise. The Fund, and, accordingly, Investors, must rely upon the ability of the Adviser to identify and implement investments for the Master Fund (“Master Fund Investments”) consistent with the Fund’s investment objective and consistent with prospectus disclosure. Investors will not receive or otherwise be privy to due diligence or risk information prepared by or for the Adviser in respect of the Master Fund Investments. Through the Fund’s interest in the Master Fund, the Fund’s assets are indirectly invested in the Master Fund Investments. The Adviser has the authority and responsibility for portfolio construction, the selection of Master Fund Investments and all other investment decisions for the Master Fund. The success of the Fund depends upon the ability of the Adviser to develop and implement investment strategies that achieve the investment objective of the Fund and the Master Fund. Investors will have no right or power to participate in the management or control of the Fund, the Master Fund or the Master Fund Investments, or the terms of any such investments. There can be no assurance that the Adviser will be able to select or implement successful strategies or achieve their respective investment objectives. The Fund is organized to provide Investors access to a multi-strategy investment program and not an indirect way for Investors to gain access to any particular Private Fund Investment.
Master-Feeder Structure. The Fund and the Master Fund are part of a “master-feeder” structure. The Master Fund may accept investments from other investors, including other investment vehicles that are managed or sponsored by the Adviser or the Sponsor, or an affiliate thereof, which may or may not be registered under the 1940 Act and which may be established in jurisdictions outside of the U.S. Because each feeder fund may be subject to different investment minimums, feeder-specific expenses, and other terms, one feeder fund may offer access to the Master Fund on more attractive terms, or could experience better performance, than the Fund.
Because the Fund incurs expenses that may not be incurred by other investors investing directly or indirectly in the Master Fund, such investors may experience better performance than Investors in the Fund. Such other investors in the Master Fund may include other registered investment companies, the seed investor and other select investors. Substantial repurchase requests by investors of the Master Fund in a concentrated period of time could require the Master Fund to raise cash by liquidating certain of its investments more rapidly than might otherwise be desirable. This may limit the ability of the Adviser to successfully implement the investment program of the Master Fund and could have a material adverse impact on the Fund. Moreover, regardless of the time period over which substantial repurchase requests are fulfilled, the resulting reduction in the Master Fund’s asset base could make it more difficult for the Master Fund to generate profits or recover losses. Investors will not receive notification of such repurchase requests and, therefore, may not have the opportunity to redeem their Units prior to or at the same time as the investors of the Master Fund that are requesting to have their Master Fund Interests repurchased. If other investors in the Master Fund, including the seed investor and other investment vehicles that are managed or sponsored by the Adviser or Sponsor or an affiliate thereof, request to have their Master Fund Interests repurchased, this may reduce the amount of the Fund’s Master Fund Interests that may be repurchased by the Master Fund and, therefore, the amount of Units that may be repurchased by the Fund. See “Repurchases of Units and Transfers.”
Limitations on Transfer; Units Not Listed; No Market for Units. The transferability of Units is subject to certain restrictions contained in the limited liability company agreement of the Fund, a copy of which is attached as Appendix A to this prospectus (the “LLC Agreement”). Units are not traded on any securities exchange or other market. No secondary market currently exists for Units. Although the Adviser and the Fund expect to recommend to the Board that the Fund offer to repurchase 5% of the Units on a quarterly basis, no assurances can be given that the Fund will do so and any particular recommendation may exceed such percentage. Consequently, Units should only be acquired by Investors able to commit their funds for an indefinite period of time.
Closed‑End Fund; Liquidity Risks. The Fund is a non‑diversified, closed‑end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An Investor should not invest in the Fund if the Investor needs a liquid investment. Closed‑end funds differ from open‑end management investment companies (commonly known as mutual funds) in that investors in a closed‑end fund do not have the right to redeem their units on a daily basis at a price based on net asset value. Units in the Fund are not traded on any securities exchange or other market and are subject to substantial restrictions on transfer. Although the Fund may offer to repurchase Units from time to time, an Investor may not be able to tender its Units in the Fund for a substantial period of time.
Repurchase Risks. To provide liquidity to Investors, the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. The Fund will conduct repurchase offers on a schedule and in amounts that will depend on the Master Fund’s repurchase offers. With respect to any future repurchase offer, Investors tendering Units for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer, which will generally be approximately 75 days prior to the date that the Units to be repurchased are valued by the Fund (the “Valuation Date”). Investors that elect to tender any Units for repurchase will not know the price at which such Units will be repurchased until the Fund’s net asset value as of the Valuation Date is able to be determined. The Fund will only provide offers to repurchase concurrent with the Master Fund.
A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units from an Investor at any time prior to the day immediately preceding the one‑year anniversary of the Investor’s purchase of Units. Such repurchase fee will be retained by the Fund and will benefit the Fund’s remaining Investors. Units tendered for repurchase will be treated as having been repurchased on a “first in‑first out” basis. An early repurchase fee payable by an Investor may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.
The Master Fund may be limited in its ability to liquidate its holdings in Private Fund Investments to meet repurchase requests. Repurchase offers principally will be funded by cash and cash equivalents, as well as by the sale of certain liquid securities. Accordingly, the Fund may tender fewer Units than Investors may wish to sell, resulting in the proration of Investor repurchases, or the Fund may need to suspend or postpone repurchase offers if it is required to dispose of interests in Private Fund Investments and is not able to do so in a timely manner. In addition, the Board may from time to time approve agreements for the Master Fund that contain covenants or restrictions that limit the Master Fund’s ability to repurchase Units in certain circumstances. See “Repurchases of Units and Transfers.”
Substantial requests for the Fund to repurchase Units could require the Master Fund to liquidate certain of its investments more rapidly than otherwise desirable for the purpose of raising cash to fund the repurchases and could cause the Adviser to sell investments at different times than similar investments are sold by other investment vehicles advised by the Adviser. This could have a material adverse effect on the value of the Units and the performance of the Fund and the Master Fund. In addition, substantial repurchases of Units may decrease the Fund’s total assets and accordingly may increase its expenses as a percentage of average net assets. If a repurchase offer is oversubscribed by Investors who tender Units, the Fund may extend the repurchase offer, repurchase a pro rata portion of the Units tendered, or take any other action permitted by applicable law. Under unusual market conditions, the Adviser and the Sponsor anticipate that they may not recommend to the Board that the Fund conduct a repurchase offer in any particular quarter if the Fund’s repurchase offers in the two immediately preceding quarters were oversubscribed by a substantial amount in the opinion of the Adviser and the Sponsor. If a repurchase offer is oversubscribed, or if the Fund does not conduct a repurchase offer in any particular quarter, investors will have to wait until the next repurchase offer to make another repurchase request. As a result, investors may be unable to liquidate all or a given percentage of their investment in the Fund during a particular quarter.
Distributions In‑Kind. The Fund generally expects to distribute to the holder of Units that are repurchased cash or a debt obligation, which may or may not be certificated, and which would entitle such holder to the payment of cash in satisfaction of such repurchase. See “Repurchases of Units and Transfers.” However, there can be no assurance that the Fund will have sufficient cash to pay for Units that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Units. The Fund has the right to distribute securities as payment for repurchased Units in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Master Fund may receive securities from a Private Fund Investment that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Master Fund, which may include a distribution in‑kind to the Master Fund’s investors followed, in turn, by a distribution in‑kind to the Fund’s Investors. In the event that the Fund makes a distribution of such securities, Investors will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.
Exchange-Traded Funds. To maintain liquidity and to fund Private Fund Investment capital calls, the Master Fund may invest in ETFs designed to track equity indexes. ETFs are hybrid investment companies that are registered as open‑end investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed‑end funds. ETFs in which the Master Fund may invest typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular equity index.
The risks of investment in an ETF typically reflect the risks of the types of instruments in which the ETF invests. When the Master Fund invests in ETFs, Investors of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Master Fund in an ETF could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company or ETF. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.
The risks of ETFs designed to track equity indexes may include passive strategy risk (the ETF may hold constituent securities of an index regardless of the current or projected performance of a specific security or a particular industry, market sector, country, or currency, which could cause returns to be lower or higher than if an active strategy were used), non‑correlation risk (the ETF’s return may not match the returns of the relevant index), equity securities risk (the value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions), market trading risks (the ETF faces market trading risks, including losses from trading in secondary markets and disruption in the creation/redemption process of the ETF), and concentration risk (to the extent the ETF or underlying index’s portfolio is concentrated in the securities of a particular geography or market segment, the ETF may be adversely affected by the performance of that market, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market). The market value of ETF shares may differ from their net asset value per share. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the value of the underlying investments that the ETF holds. There may be times when an ETF share trades at a premium or discount to its net asset value.
The provisions of the 1940 Act may impose certain limitations on the Master Fund’s investments in other investment companies, including ETFs. In particular, the 1940 Act, subject to certain exceptions, generally limits a fund’s investments in ETFs to no more than (i) 3% of the total outstanding voting stock of any one ETF, (ii) 5% of the fund’s total assets with respect to any one ETF, and (iii) 10% of the fund’s total assets with respect to ETFs or other investment companies in the aggregate (the “Limitation”). Pursuant to rules adopted by the SEC, the Master Fund may invest in excess of the Limitation if the Master Fund and the investment company in which the Master Fund would like to invest comply with certain conditions, including limits on control and voting, required evaluations and findings, required fund investment agreements and limits on complex fund of funds structures. Certain of these conditions do not apply if the Master Fund is investing in shares issued by affiliated funds. In addition, the Master Fund may invest in shares issued by money market funds, including certain unregistered money market funds, in excess of the Limitation.
The Master Fund’s or the Fund’s purchase of shares of ETFs may result in the payment by a shareholder of duplicative management fees. Pantheon Ventures (US) LP, the Master Fund’s and the Fund’s investment adviser (the “Adviser”), will consider such fees in determining whether to invest in other mutual funds. The return on the Master Fund’s and the Fund’s investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies.
Wholly-Owned Subsidiaries Risk. By investing in the Subsidiaries, the Master Fund is indirectly exposed to the risks associated with each Subsidiary’s investments, which are the same risks associated with the Master Fund’s investments. Neither Subsidiary is registered under the 1940 Act, but each Subsidiary will comply with certain sections of the 1940 Act (e.g., it will enter into an investment management agreement with the Adviser that contains the provisions required by Section 15(a) of the 1940 Act (including the requirement of annual renewal), will have an eligible custodian or otherwise meet the criteria of Section 17(f) of the 1940 Act, and, together with the Master Fund on a consolidated basis, will comply with the provisions of Section 8 of the 1940 Act relating to fundamental investment policies, Section 17 relating to affiliated transactions and fidelity bond requirements, Section 18 relating to capital structure and leverage, and Section 31 regarding books and records) and be subject to the same policies and restrictions as the Master Fund as they relate to the investment portfolio. The Master Fund owns 100% of, and controls, each Subsidiary, which, like the Master Fund, is managed by the Adviser, making it unlikely that a Subsidiary will take action contrary to the interests of the Master Fund and its members. In managing a Subsidiary’s investment portfolio, the Adviser will manage the Subsidiary’s portfolio in accordance with the Master Fund’s investment policies and restrictions. There can be no assurance that a Subsidiary’s investment objective will be achieved. Changes in the laws of the United States and/or the State of Delaware, under which the Master Fund and the Subsidiaries are organized, could result in the inability of the Master Fund and/or a Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its members.
Borrowing. The Fund and the Master Fund may borrow money in connection with their investment activities—i.e., the Fund and the Master Fund may utilize leverage. The Fund and the Master Fund may borrow money through a credit facility or other arrangements to satisfy repurchase requests from Fund Investors, to pay operating expenses, to fund capital commitments to Private Fund Investments, and to otherwise provide temporary liquidity. The Master Fund may also borrow money through a credit facility to manage timing issues in connection with the acquisition of its investments, such as providing the Master Fund with temporary liquidity to fund investments in Private Fund Investments in advance of the Master Fund’s receipt of distributions from another Private Fund Investment. The Master Fund has entered into a credit facility for such purposes.
The 1940 Act generally requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the indebtedness is incurred. This means that, as a general matter, the value of the Master Fund’s or Fund’s total indebtedness may not exceed one‑third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness. Subject to certain exceptions, the 1940 Act also generally restricts the Fund from declaring cash distributions on, or repurchasing, shares unless senior securities representing indebtedness have an asset coverage of not less than 300% after giving effect to such distribution or repurchase.
The Fund or the Master Fund may be required to maintain minimum average balances in connection with borrowings or to pay commitment fees and other costs of borrowings under the terms of a line of credit or credit facility. Moreover, interest on borrowings will be an expense of the Fund. With the use of borrowings, there is a risk that the interest rates paid by the Fund or the Master Fund on the amount it borrows will be higher than the return on the Fund’s investments. Such additional costs and expenses may affect the operating results of the Fund. If the Fund or the Master Fund cannot generate sufficient cash flow from investments, they may need to refinance all or a portion of indebtedness on or before maturity. Additionally, uncertainty in the debt and equity markets may negatively impact the Fund’s or the Master Fund’s ability to access financing on favorable terms or at all and a lender may terminate or not renew any credit facility. The inability to obtain additional financing could have a material adverse effect on the Fund’s operations and on its ability to meet its debt obligations. If it is unable to refinance any of its indebtedness on commercially reasonable terms or at all, the Fund’s returns may be harmed. Moreover, the Master Fund may be forced to sell investments in Private Fund Investments at inopportune times, which may further depress returns.
Hedging. Subject to the limitations and restrictions of the 1940 Act, the Master Fund may use derivative transactions, primarily equity options and swaps (and, to a lesser extent, futures and forwards contracts) for hedging purposes. Derivative transactions present risks arising from the use of leverage (which increases the magnitude of losses), volatility, non‑correlation with underlying assets, mispricing, improper valuation, the possibility of default by a counterparty or clearing member and clearing house through which a derivative position is held, and illiquidity. Use of options and swaps transactions for hedging purposes by the Master Fund could present significant risks, including the risk of losses in excess of the amounts invested. See “Derivatives Counterparty Risk” and “Legal and Regulatory Risks.”
Options. There are various risks associated with transactions in options. The value of options will be affected by many factors, including changes in the value of underlying securities or indices, changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The Master Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. There can be no assurance that a liquid market will exist when the Master Fund seeks to close out an option position. If no liquid market exists, the Master Fund might not be able to effect an offsetting transaction in a particular option. If the Master Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. As the writer of a call option on a portfolio security, during the option’s life, the Master Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, the Master Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the index decline. If the Master Fund writes a call option and does not hold the underlying security or instrument, the amount of the Master Fund’s potential loss is theoretically unlimited. Stock or index options that may be purchased or sold by the Master Fund may include options not traded on a securities exchange. The risk of nonperformance by the Master Fund’s counterparty to such bilateral options may be greater and the ease with which the Master Fund can dispose of or enter into closing transactions with respect to such an option may be less than in the case of an exchange-traded option.
Swap Agreements. Swap agreements are two‑party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specified assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular non‑U.S. currency, or in a security or “basket” of securities representing a particular index. Because swap agreements are two‑party contracts that may be subject to contractual restrictions on transferability and termination, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary securities transactions. The Master Fund’s use of swaps could create significant investment leverage.
Futures and Forwards. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. Futures contracts have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures positions also could have an adverse impact on the ability of the Master Fund to hedge a portfolio investment or to establish a substitute for a portfolio investment. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the futures contracts and the underlying investment sought to be hedged may prevent the Master Fund from achieving the intended hedging effect or expose the Master Fund to the risk of loss.
Forward contracts, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward trading is relatively unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. Disruptions can occur in any market traded by the Master Fund due to unusual trading volume, political intervention, or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Master Fund would otherwise recommend, to the possible detriment of the Master Fund. Market illiquidity or disruption could result in major losses to the Master Fund. In addition, the Master Fund will be exposed to credit risks with regard to counterparties with whom the Master Fund trades as well as risks relating to settlement or other default by its counterparties. Such risks could result in substantial losses to the Master Fund.
Derivatives Counterparty Risk. The Master Fund will be subject to credit risk with respect to the counterparties to derivative contracts (including the clearing member and clearing house through which derivatives positions are held). There can be no assurance that a counterparty will be able or willing to meet its obligations. Events that affect the ability of the Master Fund’s counterparties to comply with the terms of the derivative contracts may have an adverse effect on the Master Fund. If the counterparty defaults, the Master Fund will have contractual remedies, but there can be no assurance that the Master Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Master Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Master Fund, if any, the Master Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked‑to‑market value of the instrument. If a counterparty becomes insolvent, the Master Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may obtain a limited or no recovery of amounts due to it under the derivative contract.
Transactions in certain types of derivatives including futures and options on futures as well as some types of swaps are required to be (or are capable of being) centrally cleared. In a transaction involving such derivatives, the Master Fund’s counterparty is a clearing house so the Master Fund is subject to the credit risk of the clearing house and the member of the clearing house (the “clearing member”) through which it holds its position. Credit risk of market participants with respect to such derivatives is concentrated in a few clearing houses and clearing members, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is generally obligated to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of the Master Fund might not be fully protected in the event of the insolvency of the Master Fund’s clearing member, because the Master Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. In addition, financial difficulty, fraud or misrepresentation at any of these institutions could lead to significant losses as well as impair the operational capabilities or capital position of the Master Fund. For example, if a clearing member does not comply with applicable regulations or its agreement with the Master Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Master Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.
Legal and Regulatory Risks. Recent legal and regulatory changes, and additional legal and regulatory changes that could occur during the term of the Fund and the Master Fund, may substantially affect private equity funds and such changes may adversely impact the performance of the Fund and the Master Fund. The regulation of the U.S. and non‑U.S. securities, derivatives and futures markets and investment funds has undergone substantial change in recent years and such change may continue. Such market regulations may increase the costs of the Master Fund’s investments, may limit the availability or liquidity of certain investments, or may otherwise adversely affect the value or performance of the Master Fund’s investments. Any such developments could impair the effectiveness of the Master Fund’s investments and cause the Master Fund to lose value. Counterparty risk with respect to derivatives and certain other transactions has also been impacted by rules and regulations affecting such markets. For example, the Master Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, in the event of an insolvency of its counterparties (or their affiliates) could be stayed or eliminated under special resolution regimes adopted in the United States and various other jurisdictions.
Greater regulatory scrutiny may increase the Fund’s, the Master Fund’s and the Adviser’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund, the Master Fund and the Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.
With the passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), there have been extensive rulemaking and regulatory changes that affect private fund managers, the funds that they manage, the instruments in which funds invest (such as derivatives), and the financial industry as a whole. The Dodd-Frank Act, among other things, grants regulatory authorities broad rulemaking authority to implement various provisions of the Act. The full impact of the Dodd-Frank Act, and of follow‑on regulation, is impossible to predict. There can be no assurance that current or future regulatory actions authorized by the Dodd-Frank Act will not have a material adverse effect on the Fund, the Master Fund, and the Private Fund Investments, significantly reduce the profitability of the Fund or the Master Fund, or impair the ability of the Fund, the Master Fund, and the Private Fund Investments to achieve their investment objectives. The implementation of the Dodd-Frank Act also could adversely affect the Fund and the Master Fund by increasing transaction and/or regulatory compliance costs. In addition, greater regulatory scrutiny may increase the Fund’s, the Master Fund’s and the Adviser’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund, the Master Fund and the Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.
Rule 18f‑4 under the 1940 Act governs the classification and use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f‑4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value‑at‑risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule 18f‑4. If a fund meets certain specified conditions, Rule 18f‑4 permits a fund to enter into an unfunded commitment agreement without treating it as a senior security subject to otherwise applicable restrictions under the 1940 Act. In connection with the adoption of Rule 18f‑4, the SEC also eliminated the asset segregation framework for covering certain derivative instruments and related transactions arising from prior SEC guidance. Compliance with Rule 18f‑4 could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule 18f‑4 may limit the Fund’s and the Master Fund’s ability to use derivatives as part of their investment strategy.
The derivatives markets are also subject to various forms of regulatory oversight. Global regulations require most derivatives to be margined and reported, require certain derivatives to be cleared and in some cases also traded on an exchange, impose business conduct requirements on counterparties, and impose other regulatory requirements that impact derivatives markets. These requirements or additional future regulation of the derivatives markets may make the use of derivatives more costly, may limit the availability or reduce the liquidity of derivatives, and may impose limits or restrictions on the counterparties with which the Master Fund engages in derivative transactions.
The U.S. Commodity Futures Trading Commission (“CFTC”), certain foreign regulators and many futures exchanges have established (and continue to evaluate and revise) limits (“position limits”) on the maximum net long or net short positions which any person, or group of persons acting in concert, may hold or control in particular contracts. In addition, U.S. federal position limits apply to swaps that are economically equivalent to futures contracts on certain agricultural, metals and energy commodities. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded, unless an exemption applies. It is possible that different clients managed by the Adviser and its affiliates may be aggregated for this purpose. Therefore, the trading decisions of the Adviser (acting in its capacity as investment adviser of the Master Fund) may have to be modified and positions held by the Master Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Master Fund and, thus, the Fund. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s and the Master Fund’s investment strategy. The Fund and the Master Fund may also be affected by other regimes, including those of the European Union (“EU”) and United Kingdom (“UK”), and trading venues that impose position limits on commodity derivative contracts.
The Adviser has claimed the relief provided to fund‑of‑funds operators pursuant to CFTC No‑Action Letter 12‑38 and is therefore not subject to registration or regulation as a pool operator under the Commodity Exchange Act with respect to the Fund and the Master Fund. For the Adviser to remain eligible for the relief, the Fund and the Master Fund must comply with certain limitations, including limits on their ability to gain exposure to certain financial instruments such as futures, options on futures and certain swaps. These limitations may restrict each of the Fund’s and the Master Fund’s ability to pursue its investment objectives and strategies, increase the costs of implementing its strategies, result in higher expenses for it, and/or adversely affect its total return.
Substantial Fees and Expenses. An Investor in the Fund meeting the eligibility conditions imposed by the Private Fund Investments, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could invest directly in the Private Fund Investments. In addition, by investing in the Private Fund Investments through the Fund, an Investor in the Fund will bear a portion of the management fee and other expenses of the Fund and the Master Fund. An Investor in the Fund will also indirectly bear a portion of the asset-based fees, incentive allocations, carried interests or fees and operating expenses borne by the Master Fund as an investor in the Private Fund Investments. In addition, to the extent that the Master Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Fund Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Private Fund Investments and the Fund generally. As a result, a Private Fund Investment with positive performance may receive compensation from the Master Fund, even if the Master Fund’s overall returns are negative. The operating expenses of a Private Fund Investment may include, but are not limited to, organizational and offering expenses; the cost of investments; administrative, legal and internal and external accounting fees; and extraordinary or non‑recurring expenses (such as litigation or indemnification expenses). It is difficult to predict the future expenses of the Fund.
Investments in Non‑Voting Stock; Inability to Vote. The Master Fund may hold its interests in the Private Fund Investments in non‑voting form in order to avoid becoming (i) an “affiliated person” of any Private Fund Investment within the meaning of the 1940 Act and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. Where only voting securities are available for purchase, the Master Fund may seek to create by contract the same result as owning a non‑voting security by agreeing to relinquish the right to vote in respect of its investment. The Master Fund may irrevocably waive its rights (if any) to vote its interest in a Private Fund Investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Master Fund contractually foregoes the right to vote Investment Fund securities or its interest in a portfolio company, the Master Fund will not be able to vote on matters that may be adverse to the Master Fund’s and the Fund’s interests. As a result, the Master Fund’s influence on a Private Fund Investment could be diminished, which may consequently adversely affect the Fund and its Investors. Any such waiver arrangement should benefit the Master Fund, as it will enable the Master Fund to acquire more interests of a Private Fund Investment that the Adviser believes is desirable than the Fund would be able to if it were deemed to be an “affiliate” of the Private Fund Investment within the meaning of the 1940 Act.
Non‑Diversified Status. Each of the Fund and the Master Fund is a “non‑diversified” investment company for purposes of the 1940 Act, which means neither is subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund’s net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations. The Master Fund will not, however, invest more than 25% of its gross assets (measured at the time of investment) in any one Investment Fund.
Dilution from Subsequent Offering of Units and Master Fund Interests. The Fund may accept additional subscriptions for Units as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing Investors in the Private Fund Investments prior to such purchases, which could have an adverse impact on the existing Investors’ interests in the Fund if subsequent Private Fund Investments underperform the prior investments in the Private Fund Investments. In addition, the Master Fund generally accepts additional investments in Master Fund Interests as determined by the Master Fund Board, in its sole discretion. Such additional investments in the Master Fund may dilute the indirect interests of existing investors of the Master Fund, including the Fund, in the Private Fund Investments made prior to such purchases, which could have an adverse impact on the Master Fund Interests of the existing investors of the Master Fund, including the Fund, if subsequent Private Fund Investments underperform the prior investments in the Private Fund Investments.
Valuations Subject to Adjustment. The valuations reported by the Private Fund Investments based upon which the Master Fund determines its month‑end net asset value, the net asset value the Master Fund, and the net asset value of the Fund’s Master Fund Interest, may be subject to later adjustment or revision. For example, net asset value calculations may be revised as a result of fiscal year‑end audits or other conditions that impact the Private Fund Investments’ investments but that are unknown to the Adviser at the time of the Master Fund’s valuation estimate. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Master Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Investors who had their Units repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Investors under certain circumstances as described in “Repurchases of Units and Transfers.” As a result, to the extent that such subsequently adjusted valuations from the Private Fund Investments, direct private equity investments, the Master Fund, or the Fund adversely affect the Master Fund’s net asset value, and therefore the Fund’s net asset value, the outstanding Units may be adversely affected by prior repurchases to the benefit of Investors who had their Units repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Units and to the detriment of Investors who previously had their Units repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Units. New Investors may be affected in a similar way.
Reporting Requirements. Investors who beneficially own Units that constitute more than 5% or 10% of a Class of the Fund’s Units may be subject to certain requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Investors or to notify Investors that such reports are required to be made. Investors who may be subject to such requirements should consult with their legal advisors.
Limited Operating History of Master Fund Investments. Many of the Private Fund Investments may have limited operating histories and the information the Master Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies of such Private Fund Investments will be limited. Moreover, even to the extent a Private Fund Investment has a longer operating history, the past investment performance of any of the Master Fund Investments should not be construed as an indication of the future results of such investments, the Master Fund or the Fund, particularly as the investment professionals responsible for the performance of such Private Fund Investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser relies upon information provided to it by the Private Fund Investment that is not, and cannot be, independently verified.
Nature of Portfolio Companies. The Master Fund may make co‑investments in, and the Investment Funds will make direct and indirect investments in, various companies, ventures, and businesses (“Portfolio Companies”). This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Master Fund Investments may also include Portfolio Companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.
Co‑Investment Vehicles. The Master Fund may invest indirectly in Portfolio Companies with third party co‑investors by means of co‑investment vehicles formed to facilitate such investments (“Co‑Investment Vehicles”). It is anticipated that Co‑Investment Vehicles will be formed and managed by third-party fund managers and that neither the Adviser nor the Fund or Master Fund will be able to exercise day to day control over the Co‑Investment Vehicles. The realization of Portfolio Company investments made as co‑investments may take longer than would the realization of investments under the sole control of the Adviser or the Fund or Master Fund because the co‑investors may require an exit procedure requiring notification of the other co‑investors and possibly giving the other co‑investors a right of first refusal or a right to initiate a buy‑sell procedure (i.e., one party specifying the terms upon which it is prepared to purchase the other party’s or parties’ participation in the investment and the non‑initiating party or parties having the option of either buying the initiating party’s participation or selling its or their participation in the investment on the specified terms).
Co‑Investment Vehicles may involve risks in connection with such third-party involvement, including the possibility that a third-party may have financial difficulties, resulting in a negative impact on such investment, or that the Fund or Master Fund may in certain circumstances be held liable for the actions of such third-party co‑investor. Third-party co‑investors may also have economic or business interests or goals which are inconsistent with those of the Fund or Master Fund, or may be in a position to take or block action in a manner contrary to the Fund’s or Master Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to the Co‑Investment Vehicles, including incentive compensation arrangements, and the interests of such third parties may not be aligned with the interests of the Fund or Master Fund.
With respect to Co‑Investment Vehicles, the Fund and Master Fund will be highly dependent upon the capabilities of the private equity fund managers alongside whom the investment is made. The Fund or Master Fund may indirectly make binding commitments to Co‑Investment Vehicles without an ability to participate in their management and control and with no or limited ability to transfer its interests in such Co‑Investment Vehicles. In some cases, the Fund or Master Fund will be obligated to fund its entire investment for a Co‑Investment Vehicle up front, and in other cases the Fund or Master Fund will make commitments to fund from time to time as called by the managers of the underlying Co‑Investment Vehicles. Neither the Adviser nor the Fund or Master Fund will have control over the timing of capital calls or distributions received from Co‑Investment Vehicles, or over investment decisions made by such Co‑Investment Vehicles.
Through Co‑Investment Vehicles and co‑investments, the Fund and Master Fund also generally will not have control over any of the underlying Portfolio Companies and will not be able to direct the policies or management decisions of such Portfolio Companies. Thus, the returns to the Fund or Master Fund from any such investments will be dependent upon the performance of the particular Portfolio Company and its management and the Fund will not be able to direct the policies or management decisions of such Portfolio Companies.
Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in a private business (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. Investment in private equity involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity to obtain the required financing.
Private Fund Investments are not registered as investment companies under the 1940 Act, and, therefore, are not subject to the same restrictions and reporting requirements as the Fund. The Fund may not have transparency regarding a Private Fund Investment’s practices and holdings and the value of interests held by Private Fund Investments, which can impact the valuation of the Fund’s holdings.
Venture Capital. A Private Fund Investment may invest in venture capital. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may be at a later stage of development.
Debt Securities. An Investment Fund may invest in bonds or other debt securities. The value of a debt security may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of fixed income securities to decrease, may adversely impact the liquidity of fixed income securities, and increase the volatility of fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by an Investment Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Credit Risk. An issuer of bonds or other debt securities may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s and S&P. Actual or perceived changes in a company’s financial health will affect the valuation of its debt securities. Bonds or debt securities rated BBB/Baa by S&P/Moody’s, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.
Interest Rate Risk. Changes in interest rates can impact bond and debt security prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. Interest rate risk is generally higher for investments with longer maturities or durations. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal plus interest) for a particular bond, debt security or portfolio, and is used to evaluate such bond’s, debt security’s or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of one year would be expected to fall approximately 1% and a fund with an average duration of five years would be expected to decline by about 5%. If rates decrease by one percentage point, the share price of a fund with an average duration of one year would be expected to rise approximately 1% and the share price of a fund with an average duration of five years would be expected to rise by about 5%. Negative or very low interest rates could magnify the risks associated with changes in interest rates. During periods of increasing interest rates, an Investment Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s or the Master Fund’s assets or distributions may decline. This risk is more prevalent with respect to debt securities held by the Master Fund. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Master Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Funds. Investors’ expectation of future inflation can also impact the current value of portfolio investments, resulting in lower asset values and potential losses. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment.
Defaulted Debt Securities and Other Securities of Distressed Companies. The Investment Funds may invest in low grade or unrated debt securities (i.e., “high yield” or “junk” bonds) and Private Fund Investments may invest in securities of distressed companies. Such investments involve substantial risks. For example, high yield bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other private debt securities. Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.
Mezzanine Investments. An Investment Fund may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.
Real Estate Investments. The Master Fund may be exposed to real estate risk through its allocation to real estate investments. The residential housing sector in the United States came under considerable pressure for a prolonged period beginning in 2007 and home prices nationwide were down significantly on average. In addition, the commercial real estate sector in the United States was under pressure with prices down significantly on average. Residential and commercial mortgage delinquencies and foreclosures increased over this time period, which led to widespread selling in the mortgage-related market and put downward pressure on the prices of many securities. Accordingly, the instability in the credit markets adversely affected, and could adversely affect in the future, the price at which real estate funds can sell real estate because purchasers may not be able to obtain financing on attractive terms or at all. These developments also adversely affected, and could adversely affect in the future, the broader economy, which in turn adversely affected, and could adversely affect in the future, the real estate markets. Such developments could, in turn, reduce returns from real estate funds or reduce the number of real estate funds brought to market during the investment period, thereby reducing the Master Fund’s investment opportunities.
Real estate funds are subject to risks associated with the ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks, such as the events described above). Some real estate funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such real estate fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a real estate fund holds, which could reduce the cash flow needed to make distributions to investors. In addition, real estate funds may also be affected by tax and regulatory requirements impacting the real estate fund’s ability to qualify for preferential tax treatments or exemptions.
Small- and Medium-Capitalization Companies. Some Private Fund Investments may invest a portion of their assets in Portfolio Companies with small- to medium‑sized market capitalizations. While such investments may provide significant potential for appreciation, they may also involve higher risks than do investments in securities of larger companies. For example, the risk of bankruptcy or insolvency is higher than for larger, “blue-chip” companies.
Geographic Concentration Risks. An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of Portfolio Companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration. Other Private Fund Investments may also be disproportionally exposed to specific geographic regions.
Foreign Investments. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, diplomatic relations, embargoes, economic sanctions against a particular country or countries, organizations, entities and/or individuals, limitation on the removal of funds or assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund, the Master Fund and/or a Private Fund Investment may be subject to foreign taxation on realized capital gains, dividends or interest payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Any taxes or other charges paid or incurred by the Fund, the Master Fund and/or a Private Fund Investment in respect of its foreign securities will reduce the Fund’s yield.
Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Private Fund Investments that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit a Private Fund Investment’s ability to invest in securities of certain issuers located in those countries. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. No assurance can be given that the Private Fund Investments will satisfy applicable foreign reporting requirements at all times.
In addition, the tax laws of some foreign jurisdictions in which a Private Fund Investment may invest are unclear and interpretations of such laws can change over time. As a result, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under U.S. generally accepted accounting principles (“GAAP”), a Private Fund Investment may be required to accrue for book purposes certain foreign taxes in respect of its foreign securities or other foreign investments that it may or may not ultimately pay. Such tax accruals will reduce a Private Fund Investment’s net asset value at the time accrued, even though, in some cases, the Private Fund Investment ultimately will not pay the related tax liabilities. Conversely, a Private Fund Investment’s net asset value will be increased by any tax accruals that are ultimately reversed.
Emerging Markets. Some Private Fund Investments may invest in Portfolio Companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.
Sector Concentration. The 1940 Act requires the Fund to state the extent, if any, to which it concentrates investments in a particular industry or group of industries. While the 1940 Act does not define what constitutes “concentration” in an industry, the staff of the SEC takes the position that, in general, investments of more than 25% of a fund’s assets in an industry constitutes concentration. The Master Fund or a Private Fund Investment may concentrate its investments in specific industry sectors, which means each may invest more than 25% of its assets in a specific industry sector. This focus may constrain the liquidity and the number of Portfolio Companies available for investment by a Private Fund Investment. In addition, the investments of such a Private Fund Investment will be disproportionately exposed to the risks associated with the industry sectors of concentration.
Utilities and Energy Sectors. Energy companies may be significantly affected by outdated technology, short product cycles, falling prices and profits, market competition and risks associated with using hazardous materials. Energy companies may also be negatively affected by legislation that results in stricter government regulations and enforcement policies or specific expenditures. The Master Fund may invest a significant portion of its assets in private infrastructure fund investments and co‑investments, which may include investments with a focus on the utilities and energy sectors, thereby exposing the Master Fund to risks associated with these sectors. Additionally, an Investment Fund may invest in Portfolio Companies in the utilities and energy sectors, exposing the Investment Fund, and thereby the Master Fund, to risks associated with these sectors. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising.
Transportation Sector. Transportation infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, the effects of economic slowdowns, adverse changes in fuel prices, labor relations, insurance costs, government regulations, political changes, and other factors. The Master Fund may invest a significant portion of its assets in private infrastructure fund investments and co‑investments, which may include investments with a focus on the transportation sector, thereby exposing the Master Fund to risks associated with this sector. Additionally, an Investment Fund may invest in Portfolio Companies in the transportation sector, exposing the Investment Fund, and thereby the Master Fund, to risks associated with this sector.
Technology Sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.
Financial Sector. Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and can fluctuate as a result of increased competition or changing interest rates.
Natural Resources Sector. Investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures, and international politics. If the Master Fund has significant exposure to natural resource companies, there is the risk that the Master Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in natural resource areas) and political events (such as coups, military confrontations, or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Rising interest rates and general economic conditions may also affect the demand for natural resources.
Precious Metals Sector. Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial, and political factors. The price of precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of precious metals, changes in industrial and commercial demand, precious metals sales by governments, central banks, or international agencies, investment speculation, monetary and other economic policies of various governments, and government restrictions on private ownership of gold and other precious metals. No income is derived from holding physical gold or other precious metals, which is unlike securities that may pay dividends or make other current payments.
Currency Risk. Private Fund Investments may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Master Fund investments are denominated against the U.S. dollar may result in a decrease in the Master Fund’s and the Fund’s net asset value. Forward currency contracts and options may be utilized on behalf of the Fund and the Master Fund by Private Fund Investments to hedge against currency fluctuations, but Private Fund Investments are not required to hedge and there can be no assurance that such hedging transactions, even if undertaken, will be effective. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.
Risks Relating to Accounting, Auditing and Financial Reporting, etc. The Master Fund and certain of the Private Fund Investments may invest in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Master Fund and the Private Fund Investments may be incomplete, inaccurate and/or significantly delayed. The Master Fund and the Private Fund Investments may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the net asset value of the Fund.
Valuation of the Master Fund’s Interests in Private Fund Investments. A large percentage of the securities in which the Master Fund invests will not have a readily determinable market price and will be fair valued by the Master Fund. The valuation of the Master Fund’s interests in Private Fund Investments is ordinarily determined monthly based in part on estimated valuations provided by Investment Fund Managers and also on valuation determinations made by the Adviser, which may be based in whole or in part on information from third-party valuation services, under the general supervision of the Master Fund Board. Pursuant to Rule 2a‑5 under the 1940 Act, the Board and the Master Fund Board have designated the Adviser as the Fund’s and the Master Fund’s “Valuation Designee” to perform the Fund’s and the Master Fund’s respective fair value determinations, which are subject to Board and Master Fund Board oversight, as applicable, and certain reporting and other requirements intended to ensure that the Board and the Master Fund Board receive the information they need to oversee the Adviser’s fair value determinations.
Like the Master Fund’s investments, a large percentage of the securities in which the Investment Funds invest and the Portfolio Companies of co‑investments will not have a readily determinable market price and will be valued periodically by the Investment Fund or co‑investment. In this regard, an Investment Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Fund Manager’s compensation or its ability to raise additional funds in the future. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Private Fund Investment, the accuracy of the valuations provided by the Private Fund Investments, that the Private Fund Investments will comply with their own internal policies or procedures for keeping records or making valuations, or that the Private Fund Investments’ policies and procedures and systems will not change without notice to the Master Fund. As a result, valuations of the securities may be subjective and could subsequently prove to have been wrong, potentially by significant amounts.
The Fund’s and the Master Fund’s securities valuation and pricing services policies and procedures (the “Valuation Procedures”) provide that valuations for Private Fund Investments will be determined based in part on estimated valuations provided by Investment Fund Managers and also on valuation determinations made by the Adviser pursuant to a valuation methodology that incorporates general private equity pricing principles and information from third-party valuation services, under the general supervision of the Board and the Master Fund Board. The Adviser seeks to maintain accurate Private Fund Investment valuations by undertaking a detailed assessment of a Private Fund Investment’s valuation procedures prior to investing in the Private Fund Investment. Based on the methodology, the Adviser may adjust a Private Fund Investment’s periodic valuation, as appropriate, including through the use of a third-party valuation service, which uses fair value techniques considered by such service most applicable to the Private Fund Investment. The Fund and the Master Fund run the risk that the Adviser’s valuation techniques will fail to produce the desired results. Any imperfections, errors, or limitations in any model that is used could affect the ability of the Master Fund to accurately value Private Fund Investment assets. By necessity, models make assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include all knowable information or the most recent information about a company, security, or market factor. In addition, the Adviser may face conflicts of interest in valuing the Fund’s and the Master Fund’s investments, as the value of the Fund’s and the Master Fund’s investments will affect the Adviser’s compensation. Moreover, Private Fund Investment Managers typically provide estimated valuations on a quarterly basis whereas the Adviser will consider valuations on an ongoing basis and will determine valuations on a monthly basis. While any model that may be used would be designed to assist in confirming or adjusting valuation recommendations, the Adviser generally will not have sufficient information in order to be able to confirm with certainty the accuracy of valuations provided by a Private Fund Investment until the Funds receive the Private Fund Investment’s audited annual financial statements (and even then, the Adviser will only be able to confirm the value as of the financial statement date).
A Private Fund Investment’s information could be inaccurate due to fraudulent activity, misevaluation, or inadvertent error. In any case, the Master Fund may not uncover errors for a significant period of time, if ever. Even if the Adviser elects to cause the Master Fund to sell its interests in such a Private Fund Investment, the Master Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Private Fund Investment’s valuations of such interests could remain subject to such fraud or error, and the Adviser may, in its sole discretion, determine to discount the value of the interests or value them at zero.
Investors should be aware that situations involving uncertainties as to the valuations by Private Fund Investments could have a material adverse effect on the Fund and the Master Fund if judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.
Indemnification of Private Fund Investments, Investment Fund Managers and Others. The Master Fund may agree to indemnify certain of the Private Fund Investments and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Private Fund Investments. If the Master Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund and the Master Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.
Termination of the Master Fund’s Interest in a Private Fund Investment. A Private Fund Investment may, among other things, terminate the Master Fund’s interest in that Private Fund Investment (causing a forfeiture of all or a portion of such interest) if the Master Fund fails to satisfy any capital call by that Private Fund Investment or if the continued participation of the Master Fund in the Private Fund Investment would have a material adverse effect on the Private Fund Investment or its assets.
General Risks of Secondary Investments. The overall performance of the Master Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Master Fund may not be able to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Master Fund acquires an Investment Fund interest as a secondary investment, the Master Fund will generally not have the ability to modify or amend such Investment Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.
Contingent Liabilities Associated with Secondary Investments. Where the Master Fund acquires an Investment Fund interest as a secondary investment, the Master Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Investment Fund and, subsequently, that Investment Fund recalls any portion of such distributions, the Master Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Investment Fund. While the Master Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Investment Fund, there can be no assurance that the Master Fund would have such right or prevail in any such claim. The Adviser does not anticipate that the Master Fund will accrue contingent liabilities with respect to secondary investments often, but each secondary investment bears the risk of being subject to contingent liabilities.
Risks Relating to Secondary Investments Involving Syndicates. The Master Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Master Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.
Commitment Strategy. The Master Fund anticipates that it will maintain a sizeable cash and/or liquid assets position in anticipation of funding capital calls. The Master Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by Private Fund Investments.
Holding a sizeable cash and/or liquid assets position may result in lower returns than if the Master Fund employed a more aggressive “over-commitment” strategy. However, an inadequate cash position presents other risks to the Fund and the Master Fund, including the potential inability to fund capital contributions, to pay for repurchases of Units tendered by Investors or to meet expenses generally. Moreover, if the Master Fund defaults on its commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Private Fund Investment. Any failure by the Master Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Master Fund to pursue its investment program, (ii) force the Master Fund to borrow through a credit facility or other arrangements, (iii) indirectly cause the Fund, and, indirectly, the Investors to be subject to certain penalties from the Private Fund Investments (including the complete forfeiture of the Master Fund’s investment in a Private Fund Investment), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).
Registered Investment Companies. The Fund and the Master Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Master Fund’s investment objective and permissible under the 1940 Act or made pursuant to an exemption under the 1940 Act. Under one provision of the 1940 Act, the Master Fund may not acquire the securities of other registered investment companies if, as a result, (i) more than 10% of the Master Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Master Fund; or (iii) more than 5% of the Master Fund’s total assets would be invested in any one registered investment company. These restrictions are applicable to the Fund as well, although there is an exception for the Fund’s holding of Master Fund Interests. Pursuant to rules adopted by the SEC, the Fund or the Master Fund may invest in excess of the above limitations if the Fund or the Master Fund and the investment company in which the Fund or the Master Fund would like to invest comply with certain conditions, including limits on control and voting, required evaluations and findings, required fund investment agreements and limits on complex fund of funds structures. Other provisions of the 1940 Act are less restrictive provided that the Master Fund or Fund is able to meet certain conditions. The above limitations do not apply to the acquisition of units of any registered investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all of the assets of another registered investment company.
The Master Fund or Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.
Cash, Cash Equivalents, Investment Grade Bonds and Money Market Instruments. The Master Fund, the Fund, and Private Fund Investments may invest, including for defensive purposes, some or all of their respective assets in high quality fixed-income securities, money market instruments, money market mutual funds, and other short-term securities, or hold cash or cash equivalents in such amounts as the Adviser or Investment Fund Managers deem appropriate under the circumstances. In addition, the Master Fund, the Fund or a Private Fund Investment may invest in these instruments pending allocation of its respective offering proceeds, and the Master Fund will retain cash or cash equivalents in sufficient amounts to satisfy capital calls from Private Fund Investments. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.
These investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose credit risks that result in issuer default.
Repurchase Agreements. The Master Fund and Private Fund Investments may enter into repurchase agreements, by which the Master Fund or the Private Fund Investment, as applicable, purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price typically is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans by a fund and afford the Master Fund or the Private Fund Investment the opportunity to earn a return on temporarily available cash. The Fund and the Master Fund do not have percentage limitations on how much of their total assets may be invested in repurchase agreements. The Master Fund typically may also use repurchase agreements for cash management and temporary defensive purposes. The Master Fund may invest in a repurchase agreement that does not produce a positive return to the Master Fund if the Adviser believes it is appropriate to do so under the circumstances (for example, to help protect the Master Fund’s uninvested cash against the risk of loss during periods of market turmoil). While in some cases the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Master Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Master Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Master Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement, for example, against a counterparty undergoing financial distress.
In certain instances, the Master Fund may engage in repurchase agreement transactions that are novated to the Fixed Income Clearing Corporation (“FICC”) or another clearing house. The clearing house acts as the common counterparty to all repurchase transactions that enter its netting system and guarantees that participants will receive their cash or securities collateral (as applicable) back at the close of repurchase transaction. While this guarantee is intended to mitigate counterparty/credit risk that exists in the case of a bilateral repurchase transaction, the Master Fund is exposed to risk of delays or losses in the event of a bankruptcy or other default or nonperformance by the clearing house or the clearing house sponsoring member through which the Fund acts in connection with such transactions. Currently, the FICC is the only approved clearing house in the U.S. for clearing U.S. government security repurchase transactions.
The SEC has finalized new rules requiring the central clearing of certain repurchase transactions involving U.S. Treasuries. Compliance with these rules is expected to be required by the middle of 2027. Although the impact of these rules is difficult to predict, these rules may reduce the availability or increase the costs of such transactions and could make it more difficult for the Master Fund and the Private Fund Investments to execute certain investment strategies and may adversely affect such fund’s performance.
Control Positions. Private Fund Investments may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject a Private Fund Investment to litigation by parties interested in blocking it from taking that position. If such liabilities were to arise, or if such litigation were to be resolved in a manner that adversely affected the Private Fund Investments, those Private Fund Investments would likely incur losses on their investments.
Access to Secondary Investments. The Fund and the Master Fund are registered as investment companies under the 1940 Act and are subject to certain restrictions under the 1940 Act, and certain tax requirements, among other restrictions, that limit the Master Fund’s ability to make secondary investments, as compared to a fund that is not so registered. Such restrictions may prevent the Master Fund from participating in (or increasing its share of) certain favorable investment opportunities, or may lead to a lack of exposure to a certain type of investment for certain periods of time. The Fund’s and the Master Fund’s intention to qualify and be eligible for treatment as RICs under the Code can limit their ability to acquire or continue to hold positions in secondary investments that would otherwise be consistent with their investment strategy. The Master Fund incurs additional expenses (compared to a fund that is not registered under the 1940 Act) in determining whether an investment is permissible under the 1940 Act and in structuring investments to comply with the 1940 Act, which reduces returns to investors in the Master Fund, and correspondingly, the Fund.
Market Disruption and Geopolitical Risk. The Fund and the Master Fund are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the COVID‑19 pandemic, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non‑U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Private Fund Investments.
The impact of COVID‑19 and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crisis could cause significant market volatility and declines in global financial markets and may affect adversely the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may also exacerbate other pre‑existing political, social, and economic risks in certain countries or globally. A global pandemic or other widespread health crisis could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates, and adverse effects on the values and liquidity of securities or other assets. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The foregoing could impair the Fund’s and the Master Fund’s ability to maintain operational standards, disrupt the operations of the Fund, the Master Fund, and their service providers, adversely affect the value and liquidity of the Master Fund’s investments, and negatively impact the Fund’s and the Master Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.
Given the increasing interdependence between global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. Continuing uncertainty as to the status of the Euro and the European Monetary Union (the “EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of the Fund’s investments. The UK left the EU on January 31, 2020 (commonly referred to as “Brexit”). During an 11‑month transition period, the UK and the EU agreed to a Trade and Cooperation Agreement that sets out the agreement for certain parts of the future relationship between the EU and the UK from January 1, 2021. The Trade and Cooperation Agreement does not provide the UK with the same level of rights or access to all goods and services in the EU as the UK previously maintained as a member of the EU and during the transition period. In particular, the Trade and Cooperation Agreement does not include an agreement on financial services (and such an agreement on financial services may never be concluded). Accordingly, uncertainty remains in certain areas as to the future relationship between the UK and the EU.
Beginning on January 1, 2021, EU laws ceased to apply in the UK. Many EU laws are assimilated into UK law and continue to apply in the UK; however, the UK government has since enacted legislation that will repeal, replace or otherwise make substantial amendments to the EU laws that apply in the UK, with a view to those laws being replaced by purely domestic legislation. The process of revoking EU laws and replacing them with bespoke UK laws has already begun. It is impossible to predict the consequences of these amendments on the Fund and the Master Fund and their investments. Such changes could be materially detrimental to investors.
Although one cannot predict the full effect of Brexit, it could have a significant adverse impact on the UK, European and global macroeconomic conditions and could lead to prolonged political, legal, regulatory, tax and economic uncertainty. This uncertainty is likely to continue to impact the global economic climate and may impact opportunities, pricing, availability and cost of bank financing; regulation; values; or exit opportunities of companies or assets based, doing business, or having service or other significant relationships in, the UK or the EU, including companies or assets held or considered for prospective investment by the Master Fund.
Additionally, in March 2023, the shutdown of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.
Unexpected political, regulatory and diplomatic events within the United States and abroad, such as the U.S.-China “trade war” that intensified in 2018, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The current political climate and the renewal or escalation of a trade war between China and the United States may have an adverse effect on both the U.S. and Chinese economies, including as the result of one country’s imposition of tariffs on the other country’s products. In addition, sanctions or other investment restrictions could preclude a fund from investing in certain Chinese issuers or cause a fund to sell investments at disadvantageous times. Events such as these and their impact on the Fund and the Master Fund are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Cyber Security Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies (such as the Fund and the Master Fund) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund, the Master Fund, the Private Fund Investments, the Adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or the Investors. For instance, cyber-attacks may interfere with the processing of Investor transactions, affect the Fund’s ability to calculate its NAV, cause the release of private Investor information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks may render records of Fund or Master Fund assets and transactions, Investor ownership of Units, and other data integral to the functioning of the Fund or Master Fund inaccessible or inaccurate or incomplete. The Fund and the Master Fund may also incur substantial costs for cyber security risk management in order to prevent cyber incidents in the future. The Fund and the Investors could be negatively impacted as a result. The use of artificial intelligence (“AI”) and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. While the Adviser has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. The Fund and the Master Fund rely on third-party service providers for many of their day‑to‑day operations, and are subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Fund or the Master Fund from cyber-attack. Any problems relating to the performance and effectiveness of security procedures used by the Fund and the Master Fund or third-party service providers to protect the Fund’s and the Master Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on an investment in the Fund or the Master Fund. The Adviser does not control the cyber security plans and systems put in place by third-party service providers and such third-party service providers may have limited indemnification obligations to the Adviser or the Fund. Similar types of cyber security risks also are present for the Private Fund Investments and other issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the investments of the Private Fund Investments to lose value.
Large Shareholder Transactions Risk. To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of the Fund to conduct its investment program. For example, they could require the Fund to sell portfolio securities or purchase portfolio securities unexpectedly and incur substantial transaction costs and/or accelerate the realization of taxable income and/or gains to shareholders. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non‑redeeming shareholders who do not hold their Fund shares in an individual retirement account, 401(k) plan or other tax‑advantaged plan. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate for shareholders who hold Fund shares in a taxable account. In addition, the Fund may be required to sell its more liquid portfolio investments, if any, to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause the Fund to experience large redemptions, such as changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.
Other Risks
Investing in the Fund involves risks other than those associated with investments made by the Private Fund Investments. Some of these risks are described below:
Incentive Allocation Arrangements. Each Investment Fund Manager may receive a performance fee, carried interest or incentive allocation generally equal to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a clawback. These performance incentives may create an incentive for the Investment Fund Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation. Investment Fund Managers may also receive a performance fee, carried interest or incentive allocation in connection with other Investment Funds.
Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund and the Master Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities is subject to market conditions and may also be affected by the prevailing regulatory or political climate. The Fund and Master Fund will compete for attractive investments with other prospective Investors and there can be no assurance that the Adviser will be able to identify, gain access to, or complete attractive investments, that the investments which are ultimately made will satisfy all of the Fund’s or Master Fund’s objectives, or that the Fund or Master Fund will be able to fully invest its assets. Other investment vehicles managed or advised by the Adviser and its affiliates may seek investment opportunities similar to those the Master Fund may be seeking. Consistent with the Adviser’s allocation policies, the Adviser will allocate fairly between the Master Fund and such other investment vehicles any investment opportunities that may be appropriate for the Master Fund and such other investment vehicles. Similarly, identifying attractive investment opportunities for an Investment Fund is difficult and involves a high degree of uncertainty. Even if an Investment Fund Manager identifies an attractive investment opportunity, an Investment Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.
The Adviser may sell the Master Fund’s holdings of certain of its investments at different times than similar investments are sold by other investment vehicles advised by the Adviser, particularly if significant redemptions in the Fund occur, which could negatively impact the performance of the Master Fund and the Fund.
Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be proportionate to the risk of investment in the Fund. Potential Investors should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment.
Inside Information. From time to time, the Master Fund, the Fund or a Private Fund Investment or their respective affiliates may come into possession of material, non‑public information concerning an entity or issuer related to a co‑investment or in which the Master Fund or an Investment Fund has invested or may invest. The possession of such information may limit the Master Fund’s or the Private Fund Investment’s ability to buy or sell securities of the issuer.
Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Master Fund and any interest in the Private Fund Investments held by the Fund through the Master Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.
Possible Exclusion of Investors Based on Certain Detrimental Effects. The Fund may repurchase Fund Units held by an Investor or other person acquiring Units from or through an Investor, if: (i) the Units have been transferred in violation of the LLC Agreement or have vested in any person by operation of law (i.e., the result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the Investor); (ii) any transferee does not meet any investor eligibility requirements established by the Fund from time to time; (iii) ownership of the Units by the Investor or other person likely will cause the Fund to be in violation of, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction; (iv) continued ownership of the Units by the Investor or other person may be harmful or injurious to the business or reputation of the Fund, the Master Fund, the Adviser or the Sponsor, or may subject the Fund or any Investor to an undue risk of adverse tax or other fiscal or regulatory consequences; (v) any of the representations and warranties made by the Investor or other person in connection with the acquisition of the Units was not true when made or has ceased to be true; (vi) the Investor is subject to special laws or regulations, and the Fund determines that the Investor is likely to be subject to additional regulatory or compliance requirements under these special laws or regulations by virtue of continuing to hold the Units; (vii) the Investor’s investment balance falls below $25,000 or the amount the Board determines from time to time to be a minimum investment in the Fund or rises above the amount the Board determines from time to time to be a maximum investment in the Fund; or (viii) the Fund or the Board determines that the repurchase of the Units would be in the interest of the Fund. These provisions may, in effect, deprive an Investor in the Fund of an opportunity for a return that might be received by other Investors.
Potential Significant Effect of the Performance of a Limited Number of Investments or Strategies. The Adviser expects that the Fund will participate in multiple investments. The Fund may, however, make investments in a limited number of the Private Fund Investments and Investment Funds may make investments in a limited number of Portfolio Companies. In either instance, these limited numbers of investments may have a significant effect on the performance of the Fund. In addition, the Fund, through the Master Fund, may invest a substantial portion of its assets in Investment Funds that follow a particular investment strategy. In such event, the Fund would be exposed to the risks associated with that strategy to a greater extent than it would if the Master Fund’s assets were invested more broadly among Investment Funds pursuing various investment strategies.
Placement Risk. It is expected that many Investors will invest in the Fund with RIAs. When a limited number of RIAs represents a large percentage of Investors, actions recommended by the RIAs may result in significant and undesirable variability in terms of Investor subscription or tender activity. Additionally, it is possible that if a matter is put to a vote at a meeting of Investors, clients of a single RIA may vote as a block, if so recommended by the RIA.
Tax Risks. Special tax risks are associated with an investment in the Fund. Each of the Fund and the Master Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, the Fund and the Master Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its investment company taxable income and net short-term gains in the form of deductible dividends. Because the Fund will invest substantially all its assets in the Master Fund, if the Master Fund were to fail to satisfy such requirements, the Fund itself would be unable to satisfy the diversification requirement, and would thus be ineligible for treatment as a RIC.
Each of the aforementioned ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Adviser obtain information from or about the Investment Funds in which the Master Fund is invested. However, Investment Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Master Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of the Code. Ultimately this may limit the universe of Investment Funds in which the Master Fund can invest.
Investment Funds and co‑investments classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Master Fund that is not qualifying income for purposes of the 90% gross income test, described below. In order to meet the 90% gross income test, the Master Fund may structure its investments in a manner that potentially increases the taxes imposed thereon or in respect thereof. Because the Master Fund may not have timely or complete information concerning the amount or sources of such an Investment Fund’s or co‑investment’s income until such income has been earned by the Investment Fund or co‑investment or until a substantial amount of time thereafter, it may be difficult for the Master Fund to satisfy the 90% gross income test.
The Master Fund intends to invest a portion of its assets in the Corporate Subsidiary, a Delaware limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. A RIC generally does not take into account income earned by a U.S. corporation in which it invests unless and until the corporation distributes such income to the RIC as a dividend. Where, as here, the Corporate Subsidiary is organized in the U.S., the Corporate Subsidiary will be liable for an entity-level U.S. federal income tax on its income from U.S. and non‑U.S. sources, as well as any applicable state taxes, which will reduce the Master Fund’s return on its investment in the Corporate Subsidiary. If a net loss is realized by the Corporate Subsidiary, such loss is not generally available to offset the income of the Master Fund.
In the event that the Master Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non‑diversified assets. Although the Code affords the Master Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non‑diversified assets within six months, there may be constraints on the Master Fund’s ability to dispose of its interest in an Investment Fund or co‑investment that limit utilization of this cure period. See “Certain Tax Considerations – Taxation of the Fund – Qualification for and Treatment as a Regulated Investment Company.”
If the Master Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code, in which case the Fund would lose its status as a RIC. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Master Fund’s and the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Investors. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Fund’s Units.
Each of the Fund and the Master Fund must distribute at least 90% of its investment company taxable income, in a manner qualifying for the dividends-paid deduction, to qualify as a RIC, and must distribute substantially all its income in order to avoid a fund-level tax. In addition, if the Fund or the Master Fund were to fail to distribute in a calendar year a sufficient amount of its income for such year, it will be subject to an excise tax. The determination of the amount of distributions sufficient to qualify as a RIC and avoid a fund-level income or excise tax will depend on income and gain information that must be obtained from the underlying Investment Funds. The Master Fund’s investment in Investment Funds and co‑investments will make it difficult to estimate the Master Fund’s and thus the Fund’s income and gains in a timely fashion. Given the difficulty of estimating Master Fund income and gains in a timely fashion, each year the Master Fund is likely to be liable for a 4% excise tax, and it is possible that the Fund will also be liable for such tax. See “Certain Tax Considerations.”
The Master Fund may directly or indirectly invest in Investment Funds, co‑investments or Portfolio Companies located outside the United States. Such Investment Funds, co‑investments or Portfolio Companies may be subject to withholding taxes or other taxes in such jurisdictions with respect to their investments or operations, as applicable. In addition, adverse U.S. federal income tax consequences can result by virtue of certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “passive foreign investment companies” See “Certain Tax Considerations—Passive Foreign Investment Companies.”
Senior Secured Loans. Senior secured loans are of a type generally incurred by the obligors thereunder in connection with highly leveraged transactions, often (although not exclusively) to finance internal growth, acquisitions, mergers and/or stock purchases. As a result of, among other things, the additional debt incurred by the obligor in the course of such a transaction, the obligor’s creditworthiness is often judged by the rating agencies to be below investment grade. Senior secured loans are typically at the most senior level of the capital structure. Senior secured loans are generally secured on shares in certain group companies and may also be secured by specific collateral or guarantees, including but not limited to, trademarks, patents, accounts receivable, inventory, equipment, buildings, real estate, franchises and common and preferred stock of the obligor and its subsidiaries. Senior secured loans usually have shorter terms than more junior obligations and often require mandatory prepayments from excess cash flow, asset dispositions and offerings of debt and/or equity securities on a priority basis.
Although any particular senior secured loan often will share many similar features with other loans and obligations of its type, the actual terms of any particular senior secured loan will have been a matter of negotiation and will thus be unique. The types of protection afforded to creditors will therefore vary from investment to investment. Because of the unique nature of a loan agreement, and the private syndication of the loan, leveraged loans are generally not as easily purchased or sold as publicly traded securities.
An interest in a non‑investment grade loan is generally considered speculative in nature and may become a defaulted obligation for a variety of reasons. Upon any investment becoming a defaulted obligation, such defaulted obligation may become subject to either substantial workout negotiations or restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal and a substantial change in the terms, conditions and covenants with respect of such defaulted obligation. In addition, such negotiations or restructuring may be quite extensive and protracted over time, and therefore may result in uncertainty with respect to ultimate recovery on such defaulted obligation. The liquidity for defaulted obligations may be limited, and to the extent that defaulted obligations are sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon. Consequently, the fact that a loan is secured does not guarantee that a Private Fund Investment will receive principal and interest payments according to the loan’s terms, or at all, or that a Private Fund Investment will be able to collect on the loan should it be forced to enforce its remedies.
Mezzanine and Other Subordinated Debt, Unsecured Debt, Low/Unrated Debt Risks. Certain investments (or a portion thereof) may be made in certain high-yield securities known as mezzanine investments, which are subordinated debt securities that may be issued together with an equity security (e.g., with attached warrants). Mezzanine investments can be lower-rated, unsecured and generally subordinate to other obligations of the issuer.
Mezzanine investments share all of the risks of other high yield securities and are subject to greater risk of loss of principal and interest than higher-rated securities, especially in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower-rated securities, the yields and prices of those securities may tend to fluctuate more than those for higher-rated securities.
There are additional risks associated with second-lien or other subordinated loans. In the event of a loss of value of the underlying assets that collateralize the loans, the subordinate portions of the loans may suffer a loss prior to the more senior portions suffering a loss. If a borrower defaults and lacks sufficient assets to satisfy the loan, the Master Fund may directly or indirectly suffer a loss of principal or interest. If a borrower defaults on the loan or on debt senior to the loan, or in the event of the bankruptcy of a borrower, the loan will be satisfied only after all senior debt is paid in full. Similarly, in the event of default on an unsecured loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for an unsecured holder and therefore result in a direct or indirect loss of investment. Unsecured loans also generally have greater price volatility than secured loans and may be less liquid.
Equity Securities, Warrants, Convertible Securities. In addition to the Master Fund’s investment in Private Fund Investments and otherwise, the Master Fund may invest in equity securities that fall within the definition of “subordinated debt investments” or may receive equity securities or warrants rights as a result of its debt investments. As with other investments, the value of equity securities held by the Master Fund may be adversely affected by actual or perceived negative events relating to the issuer of such securities, the industry or geographic areas in which such issuer operates or the financial markets generally; however, equity securities may be even more susceptible to such events given their subordinate position in the issuer’s capital structure, thus subjecting them to greater price volatility. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options, the terms of which may limit the Master Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Master Fund would otherwise wish.
The Master Fund may also invest in convertible securities, which have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non‑convertible securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Master Fund is called for redemption, the Master Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Master Fund’s ability to achieve its investment objective.
Special Situations. The Master Fund may make investments in Private Fund Investments or with respect to an obligor involved in (or the target of) acquisition attempts or tender offers, or companies involved in spin-offs and similar transactions. In any investment opportunity involving any such type of business enterprise, there exists the risk that the transaction in which such business enterprise is involved will either be unsuccessful, take considerable time or result in a distribution of cash or a new security, the value of which will be less than the purchase price of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Master Fund may be required to sell its investment at a loss. In connection with such transactions (or otherwise), the Master Fund may purchase securities on a when-issued basis, which means that delivery and payment take place sometime after the date of the commitment to purchase and are often conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, reorganization or debt restructuring. The purchase price or interest rate receivable with respect to a when issued security is fixed when the Master Fund enters into the commitment. Such securities are subject to changes in market value prior to their delivery.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF UNITS
General
The Fund is a limited liability company organized under the laws of the state of Delaware and has elected to be treated as a RIC for U.S. federal income tax purposes. The Fund is authorized to issue an unlimited number of units and may divide the units into one or more Classes. The units are currently offered in five Classes: Class 1, Class 2, Class 3, Class 4 and Class 5. This Prospectus offers Class 2, Class 3, Class 4, and Class 5 Units of the Fund. Class 1 units are offered in a separate prospectus. Each Class has separate investment minimum and fee arrangements. The members of the Fund are entitled to one vote for each unit held of the Fund (or Class thereof), on matters on which units of the Fund (or Class thereof) shall be entitled to vote. Each unit, when issued and paid for in accordance with the terms of this offering, will be fully paid and non‑assessable. Any meeting of Investors may be called by the Board or Investors holding one‑third of the total number of votes eligible to be cast by all Investors at such meeting. Except for the exercise of their voting privileges, Investors will not be entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.
All units of a Class are equal as to right of repurchase by the Fund, dividends and other distributions, and voting rights and currently have no preemptive or other subscription rights.
An Investor is permitted to exchange units between Classes of the Fund, provided that the Investor’s aggregate investment meets the minimum initial investment requirements in the applicable Class, that the units of the applicable Class are eligible for sale in the Investor’s state of residence and that the units are otherwise available for offer and sale. Investors should review the prospectus for Class 1 units of the Fund to determine whether they are eligible to invest in such units. When an individual Investor cannot meet the initial investment requirements of the applicable Class, exchanges of units from one Class to the applicable Class will be permitted if such Investor’s investment is made by an intermediary that has discretion over the account and that has invested other clients’ assets in the Fund which when aggregated together with such Investor’s investment meet the initial investment requirements for the applicable Class. Investors will not be charged any fees by the Fund for such exchanges, nor shall any intermediary charge any fees for such exchanges. Additionally, the time period for determining the imposition of any early repurchase fee associated with the repurchase of an Investor’s units will not be affected by an exchange transaction. Ongoing fees and expenses incurred by a given Class will differ from those of other Classes, and an Investor receiving new units in an intra-Fund exchange may be subject to higher or lower total expenses following such exchange. Exchange transactions will be effected only into an identically registered account. Exchange transactions will not be treated as a redemption for federal income tax purposes. Investors should consult their tax advisors as to the federal, foreign, state and local tax consequences of an intra-Fund exchange. Such exchange transactions must be effected according to other applicable law. The Fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange.
Investors are not liable for further calls or assessments, except that an Investor may be obligated to repay any funds wrongfully distributed to such Investor. The Fund will send periodic reports (including financial statements) to all Investors. The Fund does not intend to hold annual meetings of Investors. Investors are entitled to receive dividends only if and to the extent declared by the Board and only after the Board has made provision for working capital and reserves as it in its sole discretion deems advisable. Units are not available in certificated form. With very limited exceptions, Units are not transferable and liquidity will be provided principally through limited repurchase offers. See “Types of Investments and Related Risk Factors—Limitations on Transfer; Units Not Listed; No Market for Units.”
Except as otherwise required by any provision of the LLC Agreement or of the 1940 Act, any action requiring a vote of Investors shall be effective if taken or authorized by the affirmative vote of a majority of the total number of votes eligible to be cast by Investors that are present in person or by proxy at the meeting. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, Investors generally are entitled to share ratably in all the remaining assets of the Fund.
Except as otherwise required by any provision of the LLC Agreement or of the 1940 Act, (i) those candidates for election to be a Director receiving a plurality of the votes cast at any meeting of Members shall be elected as Directors, and (ii) all other actions of the Members taken at a meeting shall require the affirmative vote of Members holding a majority of the total number of votes eligible to be cast by those Members who are present in person or by proxy at such meeting.
Outstanding Securities as of June 1, 2025

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class 2 Units[1]	Unlimited	0	22,358,385
Class 3 Units[2]	Unlimited	0	45,503,144
Class 4 Units[3]	Unlimited	0	10,019,435
Class 5 Units[4]	Unlimited	0	22,900,910

[1]	Prior to July 31, 2020, Class 2 was known as the Advisory Class.
[2]	Prior to July 31, 2020, Class 3 was known as the Institutional Class.
[3]	Prior to July 31, 2020, Class 4 was known as the Institutional Plus Class. Prior to October 1, 2015, the Institutional Plus Class was known as the Advisory Class.
[4]	Class 5 commenced operations on July 31, 2020.

Security Dividends [Text Block]	Investors are entitled to receive dividends only if and to the extent declared by the Board and only after the Board has made provision for working capital and reserves as it in its sole discretion deems advisable. Units are not available in certificated form. With very limited exceptions, Units are not transferable and liquidity will be provided principally through limited repurchase offers. See “Types of Investments and Related Risk Factors—Limitations on Transfer; Units Not Listed; No Market for Units.”
Security Voting Rights [Text Block]	The members of the Fund are entitled to one vote for each unit held of the Fund (or Class thereof), on matters on which units of the Fund (or Class thereof) shall be entitled to vote. Each unit, when issued and paid for in accordance with the terms of this offering, will be fully paid and non‑assessable. Any meeting of Investors may be called by the Board or Investors holding one‑third of the total number of votes eligible to be cast by all Investors at such meeting. Except for the exercise of their voting privileges, Investors will not be entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.
Security Liquidation Rights [Text Block]
Except as otherwise required by any provision of the LLC Agreement or of the 1940 Act, any action requiring a vote of Investors shall be effective if taken or authorized by the affirmative vote of a majority of the total number of votes eligible to be cast by Investors that are present in person or by proxy at the meeting. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, Investors generally are entitled to share ratably in all the remaining assets of the Fund.

Security Liabilities [Text Block]	The Fund is a limited liability company organized under the laws of the state of Delaware and has elected to be treated as a RIC for U.S. federal income tax purposes.
Security Preemptive and Other Rights [Text Block]	All units of a Class are equal as to right of repurchase by the Fund, dividends and other distributions, and voting rights and currently have no preemptive or other subscription rights.
Outstanding Securities [Table Text Block]
Outstanding Securities as of June 1, 2025

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class 2 Units[1]	Unlimited	0	22,358,385
Class 3 Units[2]	Unlimited	0	45,503,144
Class 4 Units[3]	Unlimited	0	10,019,435
Class 5 Units[4]	Unlimited	0	22,900,910

[1]	Prior to July 31, 2020, Class 2 was known as the Advisory Class.
[2]	Prior to July 31, 2020, Class 3 was known as the Institutional Class.
[3]	Prior to July 31, 2020, Class 4 was known as the Institutional Plus Class. Prior to October 1, 2015, the Institutional Plus Class was known as the Advisory Class.
[4]	Class 5 commenced operations on July 31, 2020.

Class2 Class3 Class4 Class5 [Member] | General Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks
Investing in the Fund involves risks, including those associated with investments made by the Private Fund Investments in which the Master Fund invests. References in this section to the “Master Fund” also include each Subsidiary, which shares the same risks as the Master Fund.
Investment Risk. All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio (which, for this purpose, means the aggregate investments held by the Master Fund) is concentrated in securities of a few issuers or issuers in a single sector, the risk of any investment decision is increased. A Private Fund Investment’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.
An investment in the Fund involves a high degree of risk, including the risk that the Investor’s entire investment may be lost. No assurance can be given that the Master Fund’s and Fund’s investment objective will be achieved. The Fund’s performance depends upon the Adviser’s selection of Private Fund Investments, the allocation of offering proceeds thereto and the performance of the Private Fund Investments. The Private Fund Investments’ investment activities involve the risks associated with private equity investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, labor strikes, war, terrorism, cyberterrorism, major or prolonged power outages or network interruptions, earthquakes, hurricanes, floods, fires, epidemics or pandemics and other factors which are beyond the control of the Master Fund, the Fund or the Private Fund Investments. Although the Adviser will attempt to moderate these risks, no assurance can be given that (i) the Private Fund Investments’ investment programs, investment strategies and investment decisions will be successful; (ii) the Private Fund Investments will achieve their return expectations; (iii) the Private Fund Investments will achieve any return of capital invested; (iv) the Fund’s or the Master Fund’s investment activities will be successful; or (v) Investors will not suffer losses from an investment in the Fund. Any event which affects adversely the value of an investment by the Fund or an Investment Fund would be magnified to the extent the Fund or such Investment Fund is leveraged.
All investments made by the Private Fund Investments risk the loss of capital. The Private Fund Investments’ results may vary substantially over time.
Investment Discretion; Dependence on the Adviser. The Adviser has complete discretion to select the Investments Funds as opportunities arise. The Fund, and, accordingly, Investors, must rely upon the ability of the Adviser to identify and implement investments for the Master Fund (“Master Fund Investments”) consistent with the Fund’s investment objective and consistent with prospectus disclosure. Investors will not receive or otherwise be privy to due diligence or risk information prepared by or for the Adviser in respect of the Master Fund Investments. Through the Fund’s interest in the Master Fund, the Fund’s assets are indirectly invested in the Master Fund Investments. The Adviser has the authority and responsibility for portfolio construction, the selection of Master Fund Investments and all other investment decisions for the Master Fund. The success of the Fund depends upon the ability of the Adviser to develop and implement investment strategies that achieve the investment objective of the Fund and the Master Fund. Investors will have no right or power to participate in the management or control of the Fund, the Master Fund or the Master Fund Investments, or the terms of any such investments. There can be no assurance that the Adviser will be able to select or implement successful strategies or achieve their respective investment objectives. The Fund is organized to provide Investors access to a multi-strategy investment program and not an indirect way for Investors to gain access to any particular Private Fund Investment.
Master-Feeder Structure. The Fund and the Master Fund are part of a “master-feeder” structure. The Master Fund may accept investments from other investors, including other investment vehicles that are managed or sponsored by the Adviser or the Sponsor, or an affiliate thereof, which may or may not be registered under the 1940 Act and which may be established in jurisdictions outside of the U.S. Because each feeder fund may be subject to different investment minimums, feeder-specific expenses, and other terms, one feeder fund may offer access to the Master Fund on more attractive terms, or could experience better performance, than the Fund.
Because the Fund incurs expenses that may not be incurred by other investors investing directly or indirectly in the Master Fund, such investors may experience better performance than Investors in the Fund. Such other investors in the Master Fund may include other registered investment companies, the seed investor and other select investors. Substantial repurchase requests by investors of the Master Fund in a concentrated period of time could require the Master Fund to raise cash by liquidating certain of its investments more rapidly than might otherwise be desirable. This may limit the ability of the Adviser to successfully implement the investment program of the Master Fund and could have a material adverse impact on the Fund. Moreover, regardless of the time period over which substantial repurchase requests are fulfilled, the resulting reduction in the Master Fund’s asset base could make it more difficult for the Master Fund to generate profits or recover losses. Investors will not receive notification of such repurchase requests and, therefore, may not have the opportunity to redeem their Units prior to or at the same time as the investors of the Master Fund that are requesting to have their Master Fund Interests repurchased. If other investors in the Master Fund, including the seed investor and other investment vehicles that are managed or sponsored by the Adviser or Sponsor or an affiliate thereof, request to have their Master Fund Interests repurchased, this may reduce the amount of the Fund’s Master Fund Interests that may be repurchased by the Master Fund and, therefore, the amount of Units that may be repurchased by the Fund. See “Repurchases of Units and Transfers.”
Limitations on Transfer; Units Not Listed; No Market for Units. The transferability of Units is subject to certain restrictions contained in the limited liability company agreement of the Fund, a copy of which is attached as Appendix A to this prospectus (the “LLC Agreement”). Units are not traded on any securities exchange or other market. No secondary market currently exists for Units. Although the Adviser and the Fund expect to recommend to the Board that the Fund offer to repurchase 5% of the Units on a quarterly basis, no assurances can be given that the Fund will do so and any particular recommendation may exceed such percentage. Consequently, Units should only be acquired by Investors able to commit their funds for an indefinite period of time.
Closed‑End Fund; Liquidity Risks. The Fund is a non‑diversified, closed‑end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An Investor should not invest in the Fund if the Investor needs a liquid investment. Closed‑end funds differ from open‑end management investment companies (commonly known as mutual funds) in that investors in a closed‑end fund do not have the right to redeem their units on a daily basis at a price based on net asset value. Units in the Fund are not traded on any securities exchange or other market and are subject to substantial restrictions on transfer. Although the Fund may offer to repurchase Units from time to time, an Investor may not be able to tender its Units in the Fund for a substantial period of time.
Repurchase Risks. To provide liquidity to Investors, the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. The Fund will conduct repurchase offers on a schedule and in amounts that will depend on the Master Fund’s repurchase offers. With respect to any future repurchase offer, Investors tendering Units for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer, which will generally be approximately 75 days prior to the date that the Units to be repurchased are valued by the Fund (the “Valuation Date”). Investors that elect to tender any Units for repurchase will not know the price at which such Units will be repurchased until the Fund’s net asset value as of the Valuation Date is able to be determined. The Fund will only provide offers to repurchase concurrent with the Master Fund.
A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units from an Investor at any time prior to the day immediately preceding the one‑year anniversary of the Investor’s purchase of Units. Such repurchase fee will be retained by the Fund and will benefit the Fund’s remaining Investors. Units tendered for repurchase will be treated as having been repurchased on a “first in‑first out” basis. An early repurchase fee payable by an Investor may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.
The Master Fund may be limited in its ability to liquidate its holdings in Private Fund Investments to meet repurchase requests. Repurchase offers principally will be funded by cash and cash equivalents, as well as by the sale of certain liquid securities. Accordingly, the Fund may tender fewer Units than Investors may wish to sell, resulting in the proration of Investor repurchases, or the Fund may need to suspend or postpone repurchase offers if it is required to dispose of interests in Private Fund Investments and is not able to do so in a timely manner. In addition, the Board may from time to time approve agreements for the Master Fund that contain covenants or restrictions that limit the Master Fund’s ability to repurchase Units in certain circumstances. See “Repurchases of Units and Transfers.”
Substantial requests for the Fund to repurchase Units could require the Master Fund to liquidate certain of its investments more rapidly than otherwise desirable for the purpose of raising cash to fund the repurchases and could cause the Adviser to sell investments at different times than similar investments are sold by other investment vehicles advised by the Adviser. This could have a material adverse effect on the value of the Units and the performance of the Fund and the Master Fund. In addition, substantial repurchases of Units may decrease the Fund’s total assets and accordingly may increase its expenses as a percentage of average net assets. If a repurchase offer is oversubscribed by Investors who tender Units, the Fund may extend the repurchase offer, repurchase a pro rata portion of the Units tendered, or take any other action permitted by applicable law. Under unusual market conditions, the Adviser and the Sponsor anticipate that they may not recommend to the Board that the Fund conduct a repurchase offer in any particular quarter if the Fund’s repurchase offers in the two immediately preceding quarters were oversubscribed by a substantial amount in the opinion of the Adviser and the Sponsor. If a repurchase offer is oversubscribed, or if the Fund does not conduct a repurchase offer in any particular quarter, investors will have to wait until the next repurchase offer to make another repurchase request. As a result, investors may be unable to liquidate all or a given percentage of their investment in the Fund during a particular quarter.
Distributions In‑Kind. The Fund generally expects to distribute to the holder of Units that are repurchased cash or a debt obligation, which may or may not be certificated, and which would entitle such holder to the payment of cash in satisfaction of such repurchase. See “Repurchases of Units and Transfers.” However, there can be no assurance that the Fund will have sufficient cash to pay for Units that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Units. The Fund has the right to distribute securities as payment for repurchased Units in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Master Fund may receive securities from a Private Fund Investment that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Master Fund, which may include a distribution in‑kind to the Master Fund’s investors followed, in turn, by a distribution in‑kind to the Fund’s Investors. In the event that the Fund makes a distribution of such securities, Investors will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.
Exchange-Traded Funds. To maintain liquidity and to fund Private Fund Investment capital calls, the Master Fund may invest in ETFs designed to track equity indexes. ETFs are hybrid investment companies that are registered as open‑end investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed‑end funds. ETFs in which the Master Fund may invest typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular equity index.
The risks of investment in an ETF typically reflect the risks of the types of instruments in which the ETF invests. When the Master Fund invests in ETFs, Investors of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Master Fund in an ETF could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company or ETF. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.
The risks of ETFs designed to track equity indexes may include passive strategy risk (the ETF may hold constituent securities of an index regardless of the current or projected performance of a specific security or a particular industry, market sector, country, or currency, which could cause returns to be lower or higher than if an active strategy were used), non‑correlation risk (the ETF’s return may not match the returns of the relevant index), equity securities risk (the value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions), market trading risks (the ETF faces market trading risks, including losses from trading in secondary markets and disruption in the creation/redemption process of the ETF), and concentration risk (to the extent the ETF or underlying index’s portfolio is concentrated in the securities of a particular geography or market segment, the ETF may be adversely affected by the performance of that market, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market). The market value of ETF shares may differ from their net asset value per share. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the value of the underlying investments that the ETF holds. There may be times when an ETF share trades at a premium or discount to its net asset value.
The provisions of the 1940 Act may impose certain limitations on the Master Fund’s investments in other investment companies, including ETFs. In particular, the 1940 Act, subject to certain exceptions, generally limits a fund’s investments in ETFs to no more than (i) 3% of the total outstanding voting stock of any one ETF, (ii) 5% of the fund’s total assets with respect to any one ETF, and (iii) 10% of the fund’s total assets with respect to ETFs or other investment companies in the aggregate (the “Limitation”). Pursuant to rules adopted by the SEC, the Master Fund may invest in excess of the Limitation if the Master Fund and the investment company in which the Master Fund would like to invest comply with certain conditions, including limits on control and voting, required evaluations and findings, required fund investment agreements and limits on complex fund of funds structures. Certain of these conditions do not apply if the Master Fund is investing in shares issued by affiliated funds. In addition, the Master Fund may invest in shares issued by money market funds, including certain unregistered money market funds, in excess of the Limitation.
The Master Fund’s or the Fund’s purchase of shares of ETFs may result in the payment by a shareholder of duplicative management fees. Pantheon Ventures (US) LP, the Master Fund’s and the Fund’s investment adviser (the “Adviser”), will consider such fees in determining whether to invest in other mutual funds. The return on the Master Fund’s and the Fund’s investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies.
Wholly-Owned Subsidiaries Risk. By investing in the Subsidiaries, the Master Fund is indirectly exposed to the risks associated with each Subsidiary’s investments, which are the same risks associated with the Master Fund’s investments. Neither Subsidiary is registered under the 1940 Act, but each Subsidiary will comply with certain sections of the 1940 Act (e.g., it will enter into an investment management agreement with the Adviser that contains the provisions required by Section 15(a) of the 1940 Act (including the requirement of annual renewal), will have an eligible custodian or otherwise meet the criteria of Section 17(f) of the 1940 Act, and, together with the Master Fund on a consolidated basis, will comply with the provisions of Section 8 of the 1940 Act relating to fundamental investment policies, Section 17 relating to affiliated transactions and fidelity bond requirements, Section 18 relating to capital structure and leverage, and Section 31 regarding books and records) and be subject to the same policies and restrictions as the Master Fund as they relate to the investment portfolio. The Master Fund owns 100% of, and controls, each Subsidiary, which, like the Master Fund, is managed by the Adviser, making it unlikely that a Subsidiary will take action contrary to the interests of the Master Fund and its members. In managing a Subsidiary’s investment portfolio, the Adviser will manage the Subsidiary’s portfolio in accordance with the Master Fund’s investment policies and restrictions. There can be no assurance that a Subsidiary’s investment objective will be achieved. Changes in the laws of the United States and/or the State of Delaware, under which the Master Fund and the Subsidiaries are organized, could result in the inability of the Master Fund and/or a Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its members.
Borrowing. The Fund and the Master Fund may borrow money in connection with their investment activities—i.e., the Fund and the Master Fund may utilize leverage. The Fund and the Master Fund may borrow money through a credit facility or other arrangements to satisfy repurchase requests from Fund Investors, to pay operating expenses, to fund capital commitments to Private Fund Investments, and to otherwise provide temporary liquidity. The Master Fund may also borrow money through a credit facility to manage timing issues in connection with the acquisition of its investments, such as providing the Master Fund with temporary liquidity to fund investments in Private Fund Investments in advance of the Master Fund’s receipt of distributions from another Private Fund Investment. The Master Fund has entered into a credit facility for such purposes.
The 1940 Act generally requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the indebtedness is incurred. This means that, as a general matter, the value of the Master Fund’s or Fund’s total indebtedness may not exceed one‑third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness. Subject to certain exceptions, the 1940 Act also generally restricts the Fund from declaring cash distributions on, or repurchasing, shares unless senior securities representing indebtedness have an asset coverage of not less than 300% after giving effect to such distribution or repurchase.
The Fund or the Master Fund may be required to maintain minimum average balances in connection with borrowings or to pay commitment fees and other costs of borrowings under the terms of a line of credit or credit facility. Moreover, interest on borrowings will be an expense of the Fund. With the use of borrowings, there is a risk that the interest rates paid by the Fund or the Master Fund on the amount it borrows will be higher than the return on the Fund’s investments. Such additional costs and expenses may affect the operating results of the Fund. If the Fund or the Master Fund cannot generate sufficient cash flow from investments, they may need to refinance all or a portion of indebtedness on or before maturity. Additionally, uncertainty in the debt and equity markets may negatively impact the Fund’s or the Master Fund’s ability to access financing on favorable terms or at all and a lender may terminate or not renew any credit facility. The inability to obtain additional financing could have a material adverse effect on the Fund’s operations and on its ability to meet its debt obligations. If it is unable to refinance any of its indebtedness on commercially reasonable terms or at all, the Fund’s returns may be harmed. Moreover, the Master Fund may be forced to sell investments in Private Fund Investments at inopportune times, which may further depress returns.
Hedging. Subject to the limitations and restrictions of the 1940 Act, the Master Fund may use derivative transactions, primarily equity options and swaps (and, to a lesser extent, futures and forwards contracts) for hedging purposes. Derivative transactions present risks arising from the use of leverage (which increases the magnitude of losses), volatility, non‑correlation with underlying assets, mispricing, improper valuation, the possibility of default by a counterparty or clearing member and clearing house through which a derivative position is held, and illiquidity. Use of options and swaps transactions for hedging purposes by the Master Fund could present significant risks, including the risk of losses in excess of the amounts invested. See “Derivatives Counterparty Risk” and “Legal and Regulatory Risks.”
Options. There are various risks associated with transactions in options. The value of options will be affected by many factors, including changes in the value of underlying securities or indices, changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The Master Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. There can be no assurance that a liquid market will exist when the Master Fund seeks to close out an option position. If no liquid market exists, the Master Fund might not be able to effect an offsetting transaction in a particular option. If the Master Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. As the writer of a call option on a portfolio security, during the option’s life, the Master Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, the Master Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the index decline. If the Master Fund writes a call option and does not hold the underlying security or instrument, the amount of the Master Fund’s potential loss is theoretically unlimited. Stock or index options that may be purchased or sold by the Master Fund may include options not traded on a securities exchange. The risk of nonperformance by the Master Fund’s counterparty to such bilateral options may be greater and the ease with which the Master Fund can dispose of or enter into closing transactions with respect to such an option may be less than in the case of an exchange-traded option.
Swap Agreements. Swap agreements are two‑party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specified assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular non‑U.S. currency, or in a security or “basket” of securities representing a particular index. Because swap agreements are two‑party contracts that may be subject to contractual restrictions on transferability and termination, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary securities transactions. The Master Fund’s use of swaps could create significant investment leverage.
Futures and Forwards. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. Futures contracts have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures positions also could have an adverse impact on the ability of the Master Fund to hedge a portfolio investment or to establish a substitute for a portfolio investment. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the futures contracts and the underlying investment sought to be hedged may prevent the Master Fund from achieving the intended hedging effect or expose the Master Fund to the risk of loss.
Forward contracts, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward trading is relatively unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. Disruptions can occur in any market traded by the Master Fund due to unusual trading volume, political intervention, or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Master Fund would otherwise recommend, to the possible detriment of the Master Fund. Market illiquidity or disruption could result in major losses to the Master Fund. In addition, the Master Fund will be exposed to credit risks with regard to counterparties with whom the Master Fund trades as well as risks relating to settlement or other default by its counterparties. Such risks could result in substantial losses to the Master Fund.
Derivatives Counterparty Risk. The Master Fund will be subject to credit risk with respect to the counterparties to derivative contracts (including the clearing member and clearing house through which derivatives positions are held). There can be no assurance that a counterparty will be able or willing to meet its obligations. Events that affect the ability of the Master Fund’s counterparties to comply with the terms of the derivative contracts may have an adverse effect on the Master Fund. If the counterparty defaults, the Master Fund will have contractual remedies, but there can be no assurance that the Master Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Master Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Master Fund, if any, the Master Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked‑to‑market value of the instrument. If a counterparty becomes insolvent, the Master Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may obtain a limited or no recovery of amounts due to it under the derivative contract.
Transactions in certain types of derivatives including futures and options on futures as well as some types of swaps are required to be (or are capable of being) centrally cleared. In a transaction involving such derivatives, the Master Fund’s counterparty is a clearing house so the Master Fund is subject to the credit risk of the clearing house and the member of the clearing house (the “clearing member”) through which it holds its position. Credit risk of market participants with respect to such derivatives is concentrated in a few clearing houses and clearing members, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is generally obligated to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of the Master Fund might not be fully protected in the event of the insolvency of the Master Fund’s clearing member, because the Master Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. In addition, financial difficulty, fraud or misrepresentation at any of these institutions could lead to significant losses as well as impair the operational capabilities or capital position of the Master Fund. For example, if a clearing member does not comply with applicable regulations or its agreement with the Master Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Master Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.
Legal and Regulatory Risks. Recent legal and regulatory changes, and additional legal and regulatory changes that could occur during the term of the Fund and the Master Fund, may substantially affect private equity funds and such changes may adversely impact the performance of the Fund and the Master Fund. The regulation of the U.S. and non‑U.S. securities, derivatives and futures markets and investment funds has undergone substantial change in recent years and such change may continue. Such market regulations may increase the costs of the Master Fund’s investments, may limit the availability or liquidity of certain investments, or may otherwise adversely affect the value or performance of the Master Fund’s investments. Any such developments could impair the effectiveness of the Master Fund’s investments and cause the Master Fund to lose value. Counterparty risk with respect to derivatives and certain other transactions has also been impacted by rules and regulations affecting such markets. For example, the Master Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, in the event of an insolvency of its counterparties (or their affiliates) could be stayed or eliminated under special resolution regimes adopted in the United States and various other jurisdictions.
Greater regulatory scrutiny may increase the Fund’s, the Master Fund’s and the Adviser’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund, the Master Fund and the Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.
With the passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), there have been extensive rulemaking and regulatory changes that affect private fund managers, the funds that they manage, the instruments in which funds invest (such as derivatives), and the financial industry as a whole. The Dodd-Frank Act, among other things, grants regulatory authorities broad rulemaking authority to implement various provisions of the Act. The full impact of the Dodd-Frank Act, and of follow‑on regulation, is impossible to predict. There can be no assurance that current or future regulatory actions authorized by the Dodd-Frank Act will not have a material adverse effect on the Fund, the Master Fund, and the Private Fund Investments, significantly reduce the profitability of the Fund or the Master Fund, or impair the ability of the Fund, the Master Fund, and the Private Fund Investments to achieve their investment objectives. The implementation of the Dodd-Frank Act also could adversely affect the Fund and the Master Fund by increasing transaction and/or regulatory compliance costs. In addition, greater regulatory scrutiny may increase the Fund’s, the Master Fund’s and the Adviser’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund, the Master Fund and the Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.
Rule 18f‑4 under the 1940 Act governs the classification and use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f‑4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value‑at‑risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule 18f‑4. If a fund meets certain specified conditions, Rule 18f‑4 permits a fund to enter into an unfunded commitment agreement without treating it as a senior security subject to otherwise applicable restrictions under the 1940 Act. In connection with the adoption of Rule 18f‑4, the SEC also eliminated the asset segregation framework for covering certain derivative instruments and related transactions arising from prior SEC guidance. Compliance with Rule 18f‑4 could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule 18f‑4 may limit the Fund’s and the Master Fund’s ability to use derivatives as part of their investment strategy.
The derivatives markets are also subject to various forms of regulatory oversight. Global regulations require most derivatives to be margined and reported, require certain derivatives to be cleared and in some cases also traded on an exchange, impose business conduct requirements on counterparties, and impose other regulatory requirements that impact derivatives markets. These requirements or additional future regulation of the derivatives markets may make the use of derivatives more costly, may limit the availability or reduce the liquidity of derivatives, and may impose limits or restrictions on the counterparties with which the Master Fund engages in derivative transactions.
The U.S. Commodity Futures Trading Commission (“CFTC”), certain foreign regulators and many futures exchanges have established (and continue to evaluate and revise) limits (“position limits”) on the maximum net long or net short positions which any person, or group of persons acting in concert, may hold or control in particular contracts. In addition, U.S. federal position limits apply to swaps that are economically equivalent to futures contracts on certain agricultural, metals and energy commodities. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded, unless an exemption applies. It is possible that different clients managed by the Adviser and its affiliates may be aggregated for this purpose. Therefore, the trading decisions of the Adviser (acting in its capacity as investment adviser of the Master Fund) may have to be modified and positions held by the Master Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Master Fund and, thus, the Fund. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s and the Master Fund’s investment strategy. The Fund and the Master Fund may also be affected by other regimes, including those of the European Union (“EU”) and United Kingdom (“UK”), and trading venues that impose position limits on commodity derivative contracts.
The Adviser has claimed the relief provided to fund‑of‑funds operators pursuant to CFTC No‑Action Letter 12‑38 and is therefore not subject to registration or regulation as a pool operator under the Commodity Exchange Act with respect to the Fund and the Master Fund. For the Adviser to remain eligible for the relief, the Fund and the Master Fund must comply with certain limitations, including limits on their ability to gain exposure to certain financial instruments such as futures, options on futures and certain swaps. These limitations may restrict each of the Fund’s and the Master Fund’s ability to pursue its investment objectives and strategies, increase the costs of implementing its strategies, result in higher expenses for it, and/or adversely affect its total return.
Substantial Fees and Expenses. An Investor in the Fund meeting the eligibility conditions imposed by the Private Fund Investments, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could invest directly in the Private Fund Investments. In addition, by investing in the Private Fund Investments through the Fund, an Investor in the Fund will bear a portion of the management fee and other expenses of the Fund and the Master Fund. An Investor in the Fund will also indirectly bear a portion of the asset-based fees, incentive allocations, carried interests or fees and operating expenses borne by the Master Fund as an investor in the Private Fund Investments. In addition, to the extent that the Master Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Fund Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Private Fund Investments and the Fund generally. As a result, a Private Fund Investment with positive performance may receive compensation from the Master Fund, even if the Master Fund’s overall returns are negative. The operating expenses of a Private Fund Investment may include, but are not limited to, organizational and offering expenses; the cost of investments; administrative, legal and internal and external accounting fees; and extraordinary or non‑recurring expenses (such as litigation or indemnification expenses). It is difficult to predict the future expenses of the Fund.
Investments in Non‑Voting Stock; Inability to Vote. The Master Fund may hold its interests in the Private Fund Investments in non‑voting form in order to avoid becoming (i) an “affiliated person” of any Private Fund Investment within the meaning of the 1940 Act and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. Where only voting securities are available for purchase, the Master Fund may seek to create by contract the same result as owning a non‑voting security by agreeing to relinquish the right to vote in respect of its investment. The Master Fund may irrevocably waive its rights (if any) to vote its interest in a Private Fund Investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Master Fund contractually foregoes the right to vote Investment Fund securities or its interest in a portfolio company, the Master Fund will not be able to vote on matters that may be adverse to the Master Fund’s and the Fund’s interests. As a result, the Master Fund’s influence on a Private Fund Investment could be diminished, which may consequently adversely affect the Fund and its Investors. Any such waiver arrangement should benefit the Master Fund, as it will enable the Master Fund to acquire more interests of a Private Fund Investment that the Adviser believes is desirable than the Fund would be able to if it were deemed to be an “affiliate” of the Private Fund Investment within the meaning of the 1940 Act.
Non‑Diversified Status. Each of the Fund and the Master Fund is a “non‑diversified” investment company for purposes of the 1940 Act, which means neither is subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund’s net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations. The Master Fund will not, however, invest more than 25% of its gross assets (measured at the time of investment) in any one Investment Fund.
Dilution from Subsequent Offering of Units and Master Fund Interests. The Fund may accept additional subscriptions for Units as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing Investors in the Private Fund Investments prior to such purchases, which could have an adverse impact on the existing Investors’ interests in the Fund if subsequent Private Fund Investments underperform the prior investments in the Private Fund Investments. In addition, the Master Fund generally accepts additional investments in Master Fund Interests as determined by the Master Fund Board, in its sole discretion. Such additional investments in the Master Fund may dilute the indirect interests of existing investors of the Master Fund, including the Fund, in the Private Fund Investments made prior to such purchases, which could have an adverse impact on the Master Fund Interests of the existing investors of the Master Fund, including the Fund, if subsequent Private Fund Investments underperform the prior investments in the Private Fund Investments.
Valuations Subject to Adjustment. The valuations reported by the Private Fund Investments based upon which the Master Fund determines its month‑end net asset value, the net asset value the Master Fund, and the net asset value of the Fund’s Master Fund Interest, may be subject to later adjustment or revision. For example, net asset value calculations may be revised as a result of fiscal year‑end audits or other conditions that impact the Private Fund Investments’ investments but that are unknown to the Adviser at the time of the Master Fund’s valuation estimate. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Master Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Investors who had their Units repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Investors under certain circumstances as described in “Repurchases of Units and Transfers.” As a result, to the extent that such subsequently adjusted valuations from the Private Fund Investments, direct private equity investments, the Master Fund, or the Fund adversely affect the Master Fund’s net asset value, and therefore the Fund’s net asset value, the outstanding Units may be adversely affected by prior repurchases to the benefit of Investors who had their Units repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Units and to the detriment of Investors who previously had their Units repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Units. New Investors may be affected in a similar way.
Reporting Requirements. Investors who beneficially own Units that constitute more than 5% or 10% of a Class of the Fund’s Units may be subject to certain requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Investors or to notify Investors that such reports are required to be made. Investors who may be subject to such requirements should consult with their legal advisors.
Limited Operating History of Master Fund Investments. Many of the Private Fund Investments may have limited operating histories and the information the Master Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies of such Private Fund Investments will be limited. Moreover, even to the extent a Private Fund Investment has a longer operating history, the past investment performance of any of the Master Fund Investments should not be construed as an indication of the future results of such investments, the Master Fund or the Fund, particularly as the investment professionals responsible for the performance of such Private Fund Investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser relies upon information provided to it by the Private Fund Investment that is not, and cannot be, independently verified.
Nature of Portfolio Companies. The Master Fund may make co‑investments in, and the Investment Funds will make direct and indirect investments in, various companies, ventures, and businesses (“Portfolio Companies”). This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Master Fund Investments may also include Portfolio Companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.
Co‑Investment Vehicles. The Master Fund may invest indirectly in Portfolio Companies with third party co‑investors by means of co‑investment vehicles formed to facilitate such investments (“Co‑Investment Vehicles”). It is anticipated that Co‑Investment Vehicles will be formed and managed by third-party fund managers and that neither the Adviser nor the Fund or Master Fund will be able to exercise day to day control over the Co‑Investment Vehicles. The realization of Portfolio Company investments made as co‑investments may take longer than would the realization of investments under the sole control of the Adviser or the Fund or Master Fund because the co‑investors may require an exit procedure requiring notification of the other co‑investors and possibly giving the other co‑investors a right of first refusal or a right to initiate a buy‑sell procedure (i.e., one party specifying the terms upon which it is prepared to purchase the other party’s or parties’ participation in the investment and the non‑initiating party or parties having the option of either buying the initiating party’s participation or selling its or their participation in the investment on the specified terms).
Co‑Investment Vehicles may involve risks in connection with such third-party involvement, including the possibility that a third-party may have financial difficulties, resulting in a negative impact on such investment, or that the Fund or Master Fund may in certain circumstances be held liable for the actions of such third-party co‑investor. Third-party co‑investors may also have economic or business interests or goals which are inconsistent with those of the Fund or Master Fund, or may be in a position to take or block action in a manner contrary to the Fund’s or Master Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to the Co‑Investment Vehicles, including incentive compensation arrangements, and the interests of such third parties may not be aligned with the interests of the Fund or Master Fund.
With respect to Co‑Investment Vehicles, the Fund and Master Fund will be highly dependent upon the capabilities of the private equity fund managers alongside whom the investment is made. The Fund or Master Fund may indirectly make binding commitments to Co‑Investment Vehicles without an ability to participate in their management and control and with no or limited ability to transfer its interests in such Co‑Investment Vehicles. In some cases, the Fund or Master Fund will be obligated to fund its entire investment for a Co‑Investment Vehicle up front, and in other cases the Fund or Master Fund will make commitments to fund from time to time as called by the managers of the underlying Co‑Investment Vehicles. Neither the Adviser nor the Fund or Master Fund will have control over the timing of capital calls or distributions received from Co‑Investment Vehicles, or over investment decisions made by such Co‑Investment Vehicles.
Through Co‑Investment Vehicles and co‑investments, the Fund and Master Fund also generally will not have control over any of the underlying Portfolio Companies and will not be able to direct the policies or management decisions of such Portfolio Companies. Thus, the returns to the Fund or Master Fund from any such investments will be dependent upon the performance of the particular Portfolio Company and its management and the Fund will not be able to direct the policies or management decisions of such Portfolio Companies.
Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in a private business (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. Investment in private equity involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity to obtain the required financing.
Private Fund Investments are not registered as investment companies under the 1940 Act, and, therefore, are not subject to the same restrictions and reporting requirements as the Fund. The Fund may not have transparency regarding a Private Fund Investment’s practices and holdings and the value of interests held by Private Fund Investments, which can impact the valuation of the Fund’s holdings.
Venture Capital. A Private Fund Investment may invest in venture capital. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may be at a later stage of development.
Debt Securities. An Investment Fund may invest in bonds or other debt securities. The value of a debt security may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of fixed income securities to decrease, may adversely impact the liquidity of fixed income securities, and increase the volatility of fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by an Investment Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Credit Risk. An issuer of bonds or other debt securities may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s and S&P. Actual or perceived changes in a company’s financial health will affect the valuation of its debt securities. Bonds or debt securities rated BBB/Baa by S&P/Moody’s, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.
Interest Rate Risk. Changes in interest rates can impact bond and debt security prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. Interest rate risk is generally higher for investments with longer maturities or durations. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal plus interest) for a particular bond, debt security or portfolio, and is used to evaluate such bond’s, debt security’s or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of one year would be expected to fall approximately 1% and a fund with an average duration of five years would be expected to decline by about 5%. If rates decrease by one percentage point, the share price of a fund with an average duration of one year would be expected to rise approximately 1% and the share price of a fund with an average duration of five years would be expected to rise by about 5%. Negative or very low interest rates could magnify the risks associated with changes in interest rates. During periods of increasing interest rates, an Investment Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s or the Master Fund’s assets or distributions may decline. This risk is more prevalent with respect to debt securities held by the Master Fund. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Master Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Funds. Investors’ expectation of future inflation can also impact the current value of portfolio investments, resulting in lower asset values and potential losses. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment.
Defaulted Debt Securities and Other Securities of Distressed Companies. The Investment Funds may invest in low grade or unrated debt securities (i.e., “high yield” or “junk” bonds) and Private Fund Investments may invest in securities of distressed companies. Such investments involve substantial risks. For example, high yield bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other private debt securities. Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.
Mezzanine Investments. An Investment Fund may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.
Real Estate Investments. The Master Fund may be exposed to real estate risk through its allocation to real estate investments. The residential housing sector in the United States came under considerable pressure for a prolonged period beginning in 2007 and home prices nationwide were down significantly on average. In addition, the commercial real estate sector in the United States was under pressure with prices down significantly on average. Residential and commercial mortgage delinquencies and foreclosures increased over this time period, which led to widespread selling in the mortgage-related market and put downward pressure on the prices of many securities. Accordingly, the instability in the credit markets adversely affected, and could adversely affect in the future, the price at which real estate funds can sell real estate because purchasers may not be able to obtain financing on attractive terms or at all. These developments also adversely affected, and could adversely affect in the future, the broader economy, which in turn adversely affected, and could adversely affect in the future, the real estate markets. Such developments could, in turn, reduce returns from real estate funds or reduce the number of real estate funds brought to market during the investment period, thereby reducing the Master Fund’s investment opportunities.
Real estate funds are subject to risks associated with the ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks, such as the events described above). Some real estate funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such real estate fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a real estate fund holds, which could reduce the cash flow needed to make distributions to investors. In addition, real estate funds may also be affected by tax and regulatory requirements impacting the real estate fund’s ability to qualify for preferential tax treatments or exemptions.
Small- and Medium-Capitalization Companies. Some Private Fund Investments may invest a portion of their assets in Portfolio Companies with small- to medium‑sized market capitalizations. While such investments may provide significant potential for appreciation, they may also involve higher risks than do investments in securities of larger companies. For example, the risk of bankruptcy or insolvency is higher than for larger, “blue-chip” companies.
Geographic Concentration Risks. An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of Portfolio Companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration. Other Private Fund Investments may also be disproportionally exposed to specific geographic regions.
Foreign Investments. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, diplomatic relations, embargoes, economic sanctions against a particular country or countries, organizations, entities and/or individuals, limitation on the removal of funds or assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund, the Master Fund and/or a Private Fund Investment may be subject to foreign taxation on realized capital gains, dividends or interest payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Any taxes or other charges paid or incurred by the Fund, the Master Fund and/or a Private Fund Investment in respect of its foreign securities will reduce the Fund’s yield.
Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Private Fund Investments that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit a Private Fund Investment’s ability to invest in securities of certain issuers located in those countries. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. No assurance can be given that the Private Fund Investments will satisfy applicable foreign reporting requirements at all times.
In addition, the tax laws of some foreign jurisdictions in which a Private Fund Investment may invest are unclear and interpretations of such laws can change over time. As a result, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under U.S. generally accepted accounting principles (“GAAP”), a Private Fund Investment may be required to accrue for book purposes certain foreign taxes in respect of its foreign securities or other foreign investments that it may or may not ultimately pay. Such tax accruals will reduce a Private Fund Investment’s net asset value at the time accrued, even though, in some cases, the Private Fund Investment ultimately will not pay the related tax liabilities. Conversely, a Private Fund Investment’s net asset value will be increased by any tax accruals that are ultimately reversed.
Emerging Markets. Some Private Fund Investments may invest in Portfolio Companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.
Sector Concentration. The 1940 Act requires the Fund to state the extent, if any, to which it concentrates investments in a particular industry or group of industries. While the 1940 Act does not define what constitutes “concentration” in an industry, the staff of the SEC takes the position that, in general, investments of more than 25% of a fund’s assets in an industry constitutes concentration. The Master Fund or a Private Fund Investment may concentrate its investments in specific industry sectors, which means each may invest more than 25% of its assets in a specific industry sector. This focus may constrain the liquidity and the number of Portfolio Companies available for investment by a Private Fund Investment. In addition, the investments of such a Private Fund Investment will be disproportionately exposed to the risks associated with the industry sectors of concentration.
Utilities and Energy Sectors. Energy companies may be significantly affected by outdated technology, short product cycles, falling prices and profits, market competition and risks associated with using hazardous materials. Energy companies may also be negatively affected by legislation that results in stricter government regulations and enforcement policies or specific expenditures. The Master Fund may invest a significant portion of its assets in private infrastructure fund investments and co‑investments, which may include investments with a focus on the utilities and energy sectors, thereby exposing the Master Fund to risks associated with these sectors. Additionally, an Investment Fund may invest in Portfolio Companies in the utilities and energy sectors, exposing the Investment Fund, and thereby the Master Fund, to risks associated with these sectors. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising.
Transportation Sector. Transportation infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, the effects of economic slowdowns, adverse changes in fuel prices, labor relations, insurance costs, government regulations, political changes, and other factors. The Master Fund may invest a significant portion of its assets in private infrastructure fund investments and co‑investments, which may include investments with a focus on the transportation sector, thereby exposing the Master Fund to risks associated with this sector. Additionally, an Investment Fund may invest in Portfolio Companies in the transportation sector, exposing the Investment Fund, and thereby the Master Fund, to risks associated with this sector.
Technology Sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.
Financial Sector. Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and can fluctuate as a result of increased competition or changing interest rates.
Natural Resources Sector. Investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures, and international politics. If the Master Fund has significant exposure to natural resource companies, there is the risk that the Master Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in natural resource areas) and political events (such as coups, military confrontations, or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Rising interest rates and general economic conditions may also affect the demand for natural resources.
Precious Metals Sector. Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial, and political factors. The price of precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of precious metals, changes in industrial and commercial demand, precious metals sales by governments, central banks, or international agencies, investment speculation, monetary and other economic policies of various governments, and government restrictions on private ownership of gold and other precious metals. No income is derived from holding physical gold or other precious metals, which is unlike securities that may pay dividends or make other current payments.
Currency Risk. Private Fund Investments may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Master Fund investments are denominated against the U.S. dollar may result in a decrease in the Master Fund’s and the Fund’s net asset value. Forward currency contracts and options may be utilized on behalf of the Fund and the Master Fund by Private Fund Investments to hedge against currency fluctuations, but Private Fund Investments are not required to hedge and there can be no assurance that such hedging transactions, even if undertaken, will be effective. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.
Risks Relating to Accounting, Auditing and Financial Reporting, etc. The Master Fund and certain of the Private Fund Investments may invest in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Master Fund and the Private Fund Investments may be incomplete, inaccurate and/or significantly delayed. The Master Fund and the Private Fund Investments may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the net asset value of the Fund.
Valuation of the Master Fund’s Interests in Private Fund Investments. A large percentage of the securities in which the Master Fund invests will not have a readily determinable market price and will be fair valued by the Master Fund. The valuation of the Master Fund’s interests in Private Fund Investments is ordinarily determined monthly based in part on estimated valuations provided by Investment Fund Managers and also on valuation determinations made by the Adviser, which may be based in whole or in part on information from third-party valuation services, under the general supervision of the Master Fund Board. Pursuant to Rule 2a‑5 under the 1940 Act, the Board and the Master Fund Board have designated the Adviser as the Fund’s and the Master Fund’s “Valuation Designee” to perform the Fund’s and the Master Fund’s respective fair value determinations, which are subject to Board and Master Fund Board oversight, as applicable, and certain reporting and other requirements intended to ensure that the Board and the Master Fund Board receive the information they need to oversee the Adviser’s fair value determinations.
Like the Master Fund’s investments, a large percentage of the securities in which the Investment Funds invest and the Portfolio Companies of co‑investments will not have a readily determinable market price and will be valued periodically by the Investment Fund or co‑investment. In this regard, an Investment Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Fund Manager’s compensation or its ability to raise additional funds in the future. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Private Fund Investment, the accuracy of the valuations provided by the Private Fund Investments, that the Private Fund Investments will comply with their own internal policies or procedures for keeping records or making valuations, or that the Private Fund Investments’ policies and procedures and systems will not change without notice to the Master Fund. As a result, valuations of the securities may be subjective and could subsequently prove to have been wrong, potentially by significant amounts.
The Fund’s and the Master Fund’s securities valuation and pricing services policies and procedures (the “Valuation Procedures”) provide that valuations for Private Fund Investments will be determined based in part on estimated valuations provided by Investment Fund Managers and also on valuation determinations made by the Adviser pursuant to a valuation methodology that incorporates general private equity pricing principles and information from third-party valuation services, under the general supervision of the Board and the Master Fund Board. The Adviser seeks to maintain accurate Private Fund Investment valuations by undertaking a detailed assessment of a Private Fund Investment’s valuation procedures prior to investing in the Private Fund Investment. Based on the methodology, the Adviser may adjust a Private Fund Investment’s periodic valuation, as appropriate, including through the use of a third-party valuation service, which uses fair value techniques considered by such service most applicable to the Private Fund Investment. The Fund and the Master Fund run the risk that the Adviser’s valuation techniques will fail to produce the desired results. Any imperfections, errors, or limitations in any model that is used could affect the ability of the Master Fund to accurately value Private Fund Investment assets. By necessity, models make assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include all knowable information or the most recent information about a company, security, or market factor. In addition, the Adviser may face conflicts of interest in valuing the Fund’s and the Master Fund’s investments, as the value of the Fund’s and the Master Fund’s investments will affect the Adviser’s compensation. Moreover, Private Fund Investment Managers typically provide estimated valuations on a quarterly basis whereas the Adviser will consider valuations on an ongoing basis and will determine valuations on a monthly basis. While any model that may be used would be designed to assist in confirming or adjusting valuation recommendations, the Adviser generally will not have sufficient information in order to be able to confirm with certainty the accuracy of valuations provided by a Private Fund Investment until the Funds receive the Private Fund Investment’s audited annual financial statements (and even then, the Adviser will only be able to confirm the value as of the financial statement date).
A Private Fund Investment’s information could be inaccurate due to fraudulent activity, misevaluation, or inadvertent error. In any case, the Master Fund may not uncover errors for a significant period of time, if ever. Even if the Adviser elects to cause the Master Fund to sell its interests in such a Private Fund Investment, the Master Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Private Fund Investment’s valuations of such interests could remain subject to such fraud or error, and the Adviser may, in its sole discretion, determine to discount the value of the interests or value them at zero.
Investors should be aware that situations involving uncertainties as to the valuations by Private Fund Investments could have a material adverse effect on the Fund and the Master Fund if judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.
Indemnification of Private Fund Investments, Investment Fund Managers and Others. The Master Fund may agree to indemnify certain of the Private Fund Investments and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Private Fund Investments. If the Master Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund and the Master Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.
Termination of the Master Fund’s Interest in a Private Fund Investment. A Private Fund Investment may, among other things, terminate the Master Fund’s interest in that Private Fund Investment (causing a forfeiture of all or a portion of such interest) if the Master Fund fails to satisfy any capital call by that Private Fund Investment or if the continued participation of the Master Fund in the Private Fund Investment would have a material adverse effect on the Private Fund Investment or its assets.
General Risks of Secondary Investments. The overall performance of the Master Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Master Fund may not be able to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Master Fund acquires an Investment Fund interest as a secondary investment, the Master Fund will generally not have the ability to modify or amend such Investment Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.
Contingent Liabilities Associated with Secondary Investments. Where the Master Fund acquires an Investment Fund interest as a secondary investment, the Master Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Investment Fund and, subsequently, that Investment Fund recalls any portion of such distributions, the Master Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Investment Fund. While the Master Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Investment Fund, there can be no assurance that the Master Fund would have such right or prevail in any such claim. The Adviser does not anticipate that the Master Fund will accrue contingent liabilities with respect to secondary investments often, but each secondary investment bears the risk of being subject to contingent liabilities.
Risks Relating to Secondary Investments Involving Syndicates. The Master Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Master Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.
Commitment Strategy. The Master Fund anticipates that it will maintain a sizeable cash and/or liquid assets position in anticipation of funding capital calls. The Master Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by Private Fund Investments.
Holding a sizeable cash and/or liquid assets position may result in lower returns than if the Master Fund employed a more aggressive “over-commitment” strategy. However, an inadequate cash position presents other risks to the Fund and the Master Fund, including the potential inability to fund capital contributions, to pay for repurchases of Units tendered by Investors or to meet expenses generally. Moreover, if the Master Fund defaults on its commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Private Fund Investment. Any failure by the Master Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Master Fund to pursue its investment program, (ii) force the Master Fund to borrow through a credit facility or other arrangements, (iii) indirectly cause the Fund, and, indirectly, the Investors to be subject to certain penalties from the Private Fund Investments (including the complete forfeiture of the Master Fund’s investment in a Private Fund Investment), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).
Registered Investment Companies. The Fund and the Master Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Master Fund’s investment objective and permissible under the 1940 Act or made pursuant to an exemption under the 1940 Act. Under one provision of the 1940 Act, the Master Fund may not acquire the securities of other registered investment companies if, as a result, (i) more than 10% of the Master Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Master Fund; or (iii) more than 5% of the Master Fund’s total assets would be invested in any one registered investment company. These restrictions are applicable to the Fund as well, although there is an exception for the Fund’s holding of Master Fund Interests. Pursuant to rules adopted by the SEC, the Fund or the Master Fund may invest in excess of the above limitations if the Fund or the Master Fund and the investment company in which the Fund or the Master Fund would like to invest comply with certain conditions, including limits on control and voting, required evaluations and findings, required fund investment agreements and limits on complex fund of funds structures. Other provisions of the 1940 Act are less restrictive provided that the Master Fund or Fund is able to meet certain conditions. The above limitations do not apply to the acquisition of units of any registered investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all of the assets of another registered investment company.
The Master Fund or Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.
Cash, Cash Equivalents, Investment Grade Bonds and Money Market Instruments. The Master Fund, the Fund, and Private Fund Investments may invest, including for defensive purposes, some or all of their respective assets in high quality fixed-income securities, money market instruments, money market mutual funds, and other short-term securities, or hold cash or cash equivalents in such amounts as the Adviser or Investment Fund Managers deem appropriate under the circumstances. In addition, the Master Fund, the Fund or a Private Fund Investment may invest in these instruments pending allocation of its respective offering proceeds, and the Master Fund will retain cash or cash equivalents in sufficient amounts to satisfy capital calls from Private Fund Investments. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.
These investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose credit risks that result in issuer default.
Repurchase Agreements. The Master Fund and Private Fund Investments may enter into repurchase agreements, by which the Master Fund or the Private Fund Investment, as applicable, purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price typically is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans by a fund and afford the Master Fund or the Private Fund Investment the opportunity to earn a return on temporarily available cash. The Fund and the Master Fund do not have percentage limitations on how much of their total assets may be invested in repurchase agreements. The Master Fund typically may also use repurchase agreements for cash management and temporary defensive purposes. The Master Fund may invest in a repurchase agreement that does not produce a positive return to the Master Fund if the Adviser believes it is appropriate to do so under the circumstances (for example, to help protect the Master Fund’s uninvested cash against the risk of loss during periods of market turmoil). While in some cases the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Master Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Master Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Master Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement, for example, against a counterparty undergoing financial distress.
In certain instances, the Master Fund may engage in repurchase agreement transactions that are novated to the Fixed Income Clearing Corporation (“FICC”) or another clearing house. The clearing house acts as the common counterparty to all repurchase transactions that enter its netting system and guarantees that participants will receive their cash or securities collateral (as applicable) back at the close of repurchase transaction. While this guarantee is intended to mitigate counterparty/credit risk that exists in the case of a bilateral repurchase transaction, the Master Fund is exposed to risk of delays or losses in the event of a bankruptcy or other default or nonperformance by the clearing house or the clearing house sponsoring member through which the Fund acts in connection with such transactions. Currently, the FICC is the only approved clearing house in the U.S. for clearing U.S. government security repurchase transactions.
The SEC has finalized new rules requiring the central clearing of certain repurchase transactions involving U.S. Treasuries. Compliance with these rules is expected to be required by the middle of 2027. Although the impact of these rules is difficult to predict, these rules may reduce the availability or increase the costs of such transactions and could make it more difficult for the Master Fund and the Private Fund Investments to execute certain investment strategies and may adversely affect such fund’s performance.
Control Positions. Private Fund Investments may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject a Private Fund Investment to litigation by parties interested in blocking it from taking that position. If such liabilities were to arise, or if such litigation were to be resolved in a manner that adversely affected the Private Fund Investments, those Private Fund Investments would likely incur losses on their investments.
Access to Secondary Investments. The Fund and the Master Fund are registered as investment companies under the 1940 Act and are subject to certain restrictions under the 1940 Act, and certain tax requirements, among other restrictions, that limit the Master Fund’s ability to make secondary investments, as compared to a fund that is not so registered. Such restrictions may prevent the Master Fund from participating in (or increasing its share of) certain favorable investment opportunities, or may lead to a lack of exposure to a certain type of investment for certain periods of time. The Fund’s and the Master Fund’s intention to qualify and be eligible for treatment as RICs under the Code can limit their ability to acquire or continue to hold positions in secondary investments that would otherwise be consistent with their investment strategy. The Master Fund incurs additional expenses (compared to a fund that is not registered under the 1940 Act) in determining whether an investment is permissible under the 1940 Act and in structuring investments to comply with the 1940 Act, which reduces returns to investors in the Master Fund, and correspondingly, the Fund.
Market Disruption and Geopolitical Risk. The Fund and the Master Fund are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the COVID‑19 pandemic, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non‑U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Private Fund Investments.
The impact of COVID‑19 and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crisis could cause significant market volatility and declines in global financial markets and may affect adversely the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may also exacerbate other pre‑existing political, social, and economic risks in certain countries or globally. A global pandemic or other widespread health crisis could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates, and adverse effects on the values and liquidity of securities or other assets. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The foregoing could impair the Fund’s and the Master Fund’s ability to maintain operational standards, disrupt the operations of the Fund, the Master Fund, and their service providers, adversely affect the value and liquidity of the Master Fund’s investments, and negatively impact the Fund’s and the Master Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.
Given the increasing interdependence between global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. Continuing uncertainty as to the status of the Euro and the European Monetary Union (the “EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of the Fund’s investments. The UK left the EU on January 31, 2020 (commonly referred to as “Brexit”). During an 11‑month transition period, the UK and the EU agreed to a Trade and Cooperation Agreement that sets out the agreement for certain parts of the future relationship between the EU and the UK from January 1, 2021. The Trade and Cooperation Agreement does not provide the UK with the same level of rights or access to all goods and services in the EU as the UK previously maintained as a member of the EU and during the transition period. In particular, the Trade and Cooperation Agreement does not include an agreement on financial services (and such an agreement on financial services may never be concluded). Accordingly, uncertainty remains in certain areas as to the future relationship between the UK and the EU.
Beginning on January 1, 2021, EU laws ceased to apply in the UK. Many EU laws are assimilated into UK law and continue to apply in the UK; however, the UK government has since enacted legislation that will repeal, replace or otherwise make substantial amendments to the EU laws that apply in the UK, with a view to those laws being replaced by purely domestic legislation. The process of revoking EU laws and replacing them with bespoke UK laws has already begun. It is impossible to predict the consequences of these amendments on the Fund and the Master Fund and their investments. Such changes could be materially detrimental to investors.
Although one cannot predict the full effect of Brexit, it could have a significant adverse impact on the UK, European and global macroeconomic conditions and could lead to prolonged political, legal, regulatory, tax and economic uncertainty. This uncertainty is likely to continue to impact the global economic climate and may impact opportunities, pricing, availability and cost of bank financing; regulation; values; or exit opportunities of companies or assets based, doing business, or having service or other significant relationships in, the UK or the EU, including companies or assets held or considered for prospective investment by the Master Fund.
Additionally, in March 2023, the shutdown of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.
Unexpected political, regulatory and diplomatic events within the United States and abroad, such as the U.S.-China “trade war” that intensified in 2018, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The current political climate and the renewal or escalation of a trade war between China and the United States may have an adverse effect on both the U.S. and Chinese economies, including as the result of one country’s imposition of tariffs on the other country’s products. In addition, sanctions or other investment restrictions could preclude a fund from investing in certain Chinese issuers or cause a fund to sell investments at disadvantageous times. Events such as these and their impact on the Fund and the Master Fund are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Cyber Security Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies (such as the Fund and the Master Fund) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund, the Master Fund, the Private Fund Investments, the Adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or the Investors. For instance, cyber-attacks may interfere with the processing of Investor transactions, affect the Fund’s ability to calculate its NAV, cause the release of private Investor information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks may render records of Fund or Master Fund assets and transactions, Investor ownership of Units, and other data integral to the functioning of the Fund or Master Fund inaccessible or inaccurate or incomplete. The Fund and the Master Fund may also incur substantial costs for cyber security risk management in order to prevent cyber incidents in the future. The Fund and the Investors could be negatively impacted as a result. The use of artificial intelligence (“AI”) and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. While the Adviser has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. The Fund and the Master Fund rely on third-party service providers for many of their day‑to‑day operations, and are subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Fund or the Master Fund from cyber-attack. Any problems relating to the performance and effectiveness of security procedures used by the Fund and the Master Fund or third-party service providers to protect the Fund’s and the Master Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on an investment in the Fund or the Master Fund. The Adviser does not control the cyber security plans and systems put in place by third-party service providers and such third-party service providers may have limited indemnification obligations to the Adviser or the Fund. Similar types of cyber security risks also are present for the Private Fund Investments and other issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the investments of the Private Fund Investments to lose value.
Large Shareholder Transactions Risk. To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of the Fund to conduct its investment program. For example, they could require the Fund to sell portfolio securities or purchase portfolio securities unexpectedly and incur substantial transaction costs and/or accelerate the realization of taxable income and/or gains to shareholders. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non‑redeeming shareholders who do not hold their Fund shares in an individual retirement account, 401(k) plan or other tax‑advantaged plan. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate for shareholders who hold Fund shares in a taxable account. In addition, the Fund may be required to sell its more liquid portfolio investments, if any, to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause the Fund to experience large redemptions, such as changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

Class2 Class3 Class4 Class5 [Member] | Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks
Investing in the Fund involves risks other than those associated with investments made by the Private Fund Investments. Some of these risks are described below:
Incentive Allocation Arrangements. Each Investment Fund Manager may receive a performance fee, carried interest or incentive allocation generally equal to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a clawback. These performance incentives may create an incentive for the Investment Fund Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation. Investment Fund Managers may also receive a performance fee, carried interest or incentive allocation in connection with other Investment Funds.
Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund and the Master Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities is subject to market conditions and may also be affected by the prevailing regulatory or political climate. The Fund and Master Fund will compete for attractive investments with other prospective Investors and there can be no assurance that the Adviser will be able to identify, gain access to, or complete attractive investments, that the investments which are ultimately made will satisfy all of the Fund’s or Master Fund’s objectives, or that the Fund or Master Fund will be able to fully invest its assets. Other investment vehicles managed or advised by the Adviser and its affiliates may seek investment opportunities similar to those the Master Fund may be seeking. Consistent with the Adviser’s allocation policies, the Adviser will allocate fairly between the Master Fund and such other investment vehicles any investment opportunities that may be appropriate for the Master Fund and such other investment vehicles. Similarly, identifying attractive investment opportunities for an Investment Fund is difficult and involves a high degree of uncertainty. Even if an Investment Fund Manager identifies an attractive investment opportunity, an Investment Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.
The Adviser may sell the Master Fund’s holdings of certain of its investments at different times than similar investments are sold by other investment vehicles advised by the Adviser, particularly if significant redemptions in the Fund occur, which could negatively impact the performance of the Master Fund and the Fund.
Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be proportionate to the risk of investment in the Fund. Potential Investors should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment.
Inside Information. From time to time, the Master Fund, the Fund or a Private Fund Investment or their respective affiliates may come into possession of material, non‑public information concerning an entity or issuer related to a co‑investment or in which the Master Fund or an Investment Fund has invested or may invest. The possession of such information may limit the Master Fund’s or the Private Fund Investment’s ability to buy or sell securities of the issuer.
Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Master Fund and any interest in the Private Fund Investments held by the Fund through the Master Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.
Possible Exclusion of Investors Based on Certain Detrimental Effects. The Fund may repurchase Fund Units held by an Investor or other person acquiring Units from or through an Investor, if: (i) the Units have been transferred in violation of the LLC Agreement or have vested in any person by operation of law (i.e., the result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the Investor); (ii) any transferee does not meet any investor eligibility requirements established by the Fund from time to time; (iii) ownership of the Units by the Investor or other person likely will cause the Fund to be in violation of, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction; (iv) continued ownership of the Units by the Investor or other person may be harmful or injurious to the business or reputation of the Fund, the Master Fund, the Adviser or the Sponsor, or may subject the Fund or any Investor to an undue risk of adverse tax or other fiscal or regulatory consequences; (v) any of the representations and warranties made by the Investor or other person in connection with the acquisition of the Units was not true when made or has ceased to be true; (vi) the Investor is subject to special laws or regulations, and the Fund determines that the Investor is likely to be subject to additional regulatory or compliance requirements under these special laws or regulations by virtue of continuing to hold the Units; (vii) the Investor’s investment balance falls below $25,000 or the amount the Board determines from time to time to be a minimum investment in the Fund or rises above the amount the Board determines from time to time to be a maximum investment in the Fund; or (viii) the Fund or the Board determines that the repurchase of the Units would be in the interest of the Fund. These provisions may, in effect, deprive an Investor in the Fund of an opportunity for a return that might be received by other Investors.
Potential Significant Effect of the Performance of a Limited Number of Investments or Strategies. The Adviser expects that the Fund will participate in multiple investments. The Fund may, however, make investments in a limited number of the Private Fund Investments and Investment Funds may make investments in a limited number of Portfolio Companies. In either instance, these limited numbers of investments may have a significant effect on the performance of the Fund. In addition, the Fund, through the Master Fund, may invest a substantial portion of its assets in Investment Funds that follow a particular investment strategy. In such event, the Fund would be exposed to the risks associated with that strategy to a greater extent than it would if the Master Fund’s assets were invested more broadly among Investment Funds pursuing various investment strategies.
Placement Risk. It is expected that many Investors will invest in the Fund with RIAs. When a limited number of RIAs represents a large percentage of Investors, actions recommended by the RIAs may result in significant and undesirable variability in terms of Investor subscription or tender activity. Additionally, it is possible that if a matter is put to a vote at a meeting of Investors, clients of a single RIA may vote as a block, if so recommended by the RIA.
Tax Risks. Special tax risks are associated with an investment in the Fund. Each of the Fund and the Master Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, the Fund and the Master Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its investment company taxable income and net short-term gains in the form of deductible dividends. Because the Fund will invest substantially all its assets in the Master Fund, if the Master Fund were to fail to satisfy such requirements, the Fund itself would be unable to satisfy the diversification requirement, and would thus be ineligible for treatment as a RIC.
Each of the aforementioned ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Adviser obtain information from or about the Investment Funds in which the Master Fund is invested. However, Investment Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Master Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of the Code. Ultimately this may limit the universe of Investment Funds in which the Master Fund can invest.
Investment Funds and co‑investments classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Master Fund that is not qualifying income for purposes of the 90% gross income test, described below. In order to meet the 90% gross income test, the Master Fund may structure its investments in a manner that potentially increases the taxes imposed thereon or in respect thereof. Because the Master Fund may not have timely or complete information concerning the amount or sources of such an Investment Fund’s or co‑investment’s income until such income has been earned by the Investment Fund or co‑investment or until a substantial amount of time thereafter, it may be difficult for the Master Fund to satisfy the 90% gross income test.
The Master Fund intends to invest a portion of its assets in the Corporate Subsidiary, a Delaware limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. A RIC generally does not take into account income earned by a U.S. corporation in which it invests unless and until the corporation distributes such income to the RIC as a dividend. Where, as here, the Corporate Subsidiary is organized in the U.S., the Corporate Subsidiary will be liable for an entity-level U.S. federal income tax on its income from U.S. and non‑U.S. sources, as well as any applicable state taxes, which will reduce the Master Fund’s return on its investment in the Corporate Subsidiary. If a net loss is realized by the Corporate Subsidiary, such loss is not generally available to offset the income of the Master Fund.
In the event that the Master Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non‑diversified assets. Although the Code affords the Master Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non‑diversified assets within six months, there may be constraints on the Master Fund’s ability to dispose of its interest in an Investment Fund or co‑investment that limit utilization of this cure period. See “Certain Tax Considerations – Taxation of the Fund – Qualification for and Treatment as a Regulated Investment Company.”
If the Master Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code, in which case the Fund would lose its status as a RIC. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Master Fund’s and the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Investors. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Fund’s Units.
Each of the Fund and the Master Fund must distribute at least 90% of its investment company taxable income, in a manner qualifying for the dividends-paid deduction, to qualify as a RIC, and must distribute substantially all its income in order to avoid a fund-level tax. In addition, if the Fund or the Master Fund were to fail to distribute in a calendar year a sufficient amount of its income for such year, it will be subject to an excise tax. The determination of the amount of distributions sufficient to qualify as a RIC and avoid a fund-level income or excise tax will depend on income and gain information that must be obtained from the underlying Investment Funds. The Master Fund’s investment in Investment Funds and co‑investments will make it difficult to estimate the Master Fund’s and thus the Fund’s income and gains in a timely fashion. Given the difficulty of estimating Master Fund income and gains in a timely fashion, each year the Master Fund is likely to be liable for a 4% excise tax, and it is possible that the Fund will also be liable for such tax. See “Certain Tax Considerations.”
The Master Fund may directly or indirectly invest in Investment Funds, co‑investments or Portfolio Companies located outside the United States. Such Investment Funds, co‑investments or Portfolio Companies may be subject to withholding taxes or other taxes in such jurisdictions with respect to their investments or operations, as applicable. In addition, adverse U.S. federal income tax consequences can result by virtue of certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “passive foreign investment companies” See “Certain Tax Considerations—Passive Foreign Investment Companies.”
Senior Secured Loans. Senior secured loans are of a type generally incurred by the obligors thereunder in connection with highly leveraged transactions, often (although not exclusively) to finance internal growth, acquisitions, mergers and/or stock purchases. As a result of, among other things, the additional debt incurred by the obligor in the course of such a transaction, the obligor’s creditworthiness is often judged by the rating agencies to be below investment grade. Senior secured loans are typically at the most senior level of the capital structure. Senior secured loans are generally secured on shares in certain group companies and may also be secured by specific collateral or guarantees, including but not limited to, trademarks, patents, accounts receivable, inventory, equipment, buildings, real estate, franchises and common and preferred stock of the obligor and its subsidiaries. Senior secured loans usually have shorter terms than more junior obligations and often require mandatory prepayments from excess cash flow, asset dispositions and offerings of debt and/or equity securities on a priority basis.
Although any particular senior secured loan often will share many similar features with other loans and obligations of its type, the actual terms of any particular senior secured loan will have been a matter of negotiation and will thus be unique. The types of protection afforded to creditors will therefore vary from investment to investment. Because of the unique nature of a loan agreement, and the private syndication of the loan, leveraged loans are generally not as easily purchased or sold as publicly traded securities.
An interest in a non‑investment grade loan is generally considered speculative in nature and may become a defaulted obligation for a variety of reasons. Upon any investment becoming a defaulted obligation, such defaulted obligation may become subject to either substantial workout negotiations or restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal and a substantial change in the terms, conditions and covenants with respect of such defaulted obligation. In addition, such negotiations or restructuring may be quite extensive and protracted over time, and therefore may result in uncertainty with respect to ultimate recovery on such defaulted obligation. The liquidity for defaulted obligations may be limited, and to the extent that defaulted obligations are sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon. Consequently, the fact that a loan is secured does not guarantee that a Private Fund Investment will receive principal and interest payments according to the loan’s terms, or at all, or that a Private Fund Investment will be able to collect on the loan should it be forced to enforce its remedies.
Mezzanine and Other Subordinated Debt, Unsecured Debt, Low/Unrated Debt Risks. Certain investments (or a portion thereof) may be made in certain high-yield securities known as mezzanine investments, which are subordinated debt securities that may be issued together with an equity security (e.g., with attached warrants). Mezzanine investments can be lower-rated, unsecured and generally subordinate to other obligations of the issuer.
Mezzanine investments share all of the risks of other high yield securities and are subject to greater risk of loss of principal and interest than higher-rated securities, especially in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower-rated securities, the yields and prices of those securities may tend to fluctuate more than those for higher-rated securities.
There are additional risks associated with second-lien or other subordinated loans. In the event of a loss of value of the underlying assets that collateralize the loans, the subordinate portions of the loans may suffer a loss prior to the more senior portions suffering a loss. If a borrower defaults and lacks sufficient assets to satisfy the loan, the Master Fund may directly or indirectly suffer a loss of principal or interest. If a borrower defaults on the loan or on debt senior to the loan, or in the event of the bankruptcy of a borrower, the loan will be satisfied only after all senior debt is paid in full. Similarly, in the event of default on an unsecured loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for an unsecured holder and therefore result in a direct or indirect loss of investment. Unsecured loans also generally have greater price volatility than secured loans and may be less liquid.
Equity Securities, Warrants, Convertible Securities. In addition to the Master Fund’s investment in Private Fund Investments and otherwise, the Master Fund may invest in equity securities that fall within the definition of “subordinated debt investments” or may receive equity securities or warrants rights as a result of its debt investments. As with other investments, the value of equity securities held by the Master Fund may be adversely affected by actual or perceived negative events relating to the issuer of such securities, the industry or geographic areas in which such issuer operates or the financial markets generally; however, equity securities may be even more susceptible to such events given their subordinate position in the issuer’s capital structure, thus subjecting them to greater price volatility. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options, the terms of which may limit the Master Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Master Fund would otherwise wish.
The Master Fund may also invest in convertible securities, which have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non‑convertible securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Master Fund is called for redemption, the Master Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Master Fund’s ability to achieve its investment objective.
Special Situations. The Master Fund may make investments in Private Fund Investments or with respect to an obligor involved in (or the target of) acquisition attempts or tender offers, or companies involved in spin-offs and similar transactions. In any investment opportunity involving any such type of business enterprise, there exists the risk that the transaction in which such business enterprise is involved will either be unsuccessful, take considerable time or result in a distribution of cash or a new security, the value of which will be less than the purchase price of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Master Fund may be required to sell its investment at a loss. In connection with such transactions (or otherwise), the Master Fund may purchase securities on a when-issued basis, which means that delivery and payment take place sometime after the date of the commitment to purchase and are often conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, reorganization or debt restructuring. The purchase price or interest rate receivable with respect to a when issued security is fixed when the Master Fund enters into the commitment. Such securities are subject to changes in market value prior to their delivery.

Class2 Class3 Class4 Class5 [Member] | Common Stock [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to Units

[1]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an Investor’s Units at any time prior to the day immediately preceding the one‑year anniversary of an Investor’s purchase of the Units (on a “first in‑first out” basis). An early repurchase fee payable by an Investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining Investors. See “Repurchases of Units and Transfers.”
[2]	The management fee shown is payable in part by the Master Fund and in part by each Subsidiary, but will be borne indirectly by Investors as a result of the Fund’s investment in the Master Fund. The Master Fund will pay the Adviser a management fee at the annual rate of 0.70% of the Master Fund’s net asset value (excluding the assets attributable to each Subsidiary) as of the end of each month, and each Subsidiary will pay the Adviser a management fee at the annual rate of 0.70% of such Subsidiary’s net asset value as of the end of each month. For purposes of determining the management fee payable to the Adviser for any month, net asset value is calculated prior to giving effect to the payment of such management fee and prior to the deduction of any other asset-based fees (e.g., any administration fee) payable by the Master Fund or a Subsidiary, as applicable, to either the Adviser or the Sponsor and prior to giving effect to any purchases or repurchases of interests of the Master Fund or a Subsidiary, as applicable, or any distributions by the Master Fund or a Subsidiary, as applicable, occurring as of or around the end of such month.
[3]	The Class 1 Units will pay the Distributor the Distribution and/or Service Fee at an annualized rate of 0.75% of the net assets of the Fund that are attributable to Class 1 Units, determined as of the end of each month. The Fund will also pay the Distributor an ongoing distribution and/or service fee with respect to each of the Class 2, Class 3, and Class 5 units of the Fund, which are offered in a separate prospectus. The Distribution and/or Service Fee is paid for distribution and investor services provided to Investors (such as responding to Investor inquiries and providing information regarding investments in Units of the Fund; processing purchase, exchange, and redemption requests by beneficial owners of Units; placing orders with the Fund or its service providers for Units; providing sub‑accounting with respect to Units beneficially owned by Investors; and processing dividend payments for Units of the Fund on behalf of Investors). The Distributor may pay all or a portion of the Distribution and/or Service Fee to Selling Agents that provide distribution and investor services to Investors. For purposes of determining the Distribution and/or Service Fee payable to the Distributor for any month, net asset value is calculated prior to giving effect to the payment of the Distribution and/or Service Fee and prior to the deduction of any other asset-based fees (e.g., the management fee and any administration fee).
[4]	Includes fees and expenses of the Investment Funds in which the Master Fund invests. Some or all of the Investment Funds in which the Master Fund intends to invest charge carried interests, incentive fees, or allocations based on the Investment Funds’ performance. The Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and 10% to 20% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Investment Funds in which the Master Fund invests, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The 0.90% shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Investment Funds (i.e., management fees, administration fees, and professional and other direct, fixed fees and expenses of the Investment Funds). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in‑kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
[5]	The Adviser has entered into an “Expense Limitation and Reimbursement Agreement” with the Fund, the Master Fund and each Subsidiary (for purposes of this section, the Master Fund and the Subsidiaries are referred to collectively as the “Underlying Funds”) to waive the management fees payable by the Underlying Funds and pay or reimburse the Fund’s expenses (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds) such that the Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 1.45% per annum of the Fund’s net assets as of the end of each calendar month (the “Expense Cap”). “Excluded Expenses” is defined to include (i) the Fund’s proportional share of (a) fees, expenses, allocations, carried interests, etc. of the private equity investment funds and co-investments in portfolio companies in which any Underlying Fund invests (including all acquired fund fees and expenses); (b) transaction costs, including legal costs and brokerage commissions, of any Underlying Fund associated with the acquisition and disposition of primary interests, secondary interests, co-investments, ETF investments, and other investments; (c) interest payments incurred by any Underlying Fund, (d) fees and expenses incurred in connection with any credit facilities obtained by any Underlying Fund; (e) taxes of any Underlying Fund; (f) extraordinary expenses of any Underlying Fund (as determined in the sole discretion of the Adviser), which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses; (g) fees and expenses billed directly to a Subsidiary by any accounting firm for auditing, tax and other professional services provided to the Subsidiary; and (h) fees and expenses billed directly to a Subsidiary for custody and fund administration services provided to the Subsidiary; and (ii) (a) any investment management fee paid by the Fund; (b) acquired fund fees and expenses of the Fund; (c) transaction costs, including legal costs and brokerage commissions, of the Fund; (d) interest payments incurred by the Fund; (e) fees and expenses incurred in connection with any credit facilities obtained by the Fund; (f) the Distribution and/or Service Fees (as applicable) paid by the Fund; (g) taxes of the Fund; and (h) extraordinary expenses of the Fund (as determined in the sole discretion of the Adviser), which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses. Expenses that are subject to the Expense Limitation and Reimbursement Agreement include, but are not limited to, each Underlying Fund’s investment management fee, the Funds’ administration, custody, transfer agency, recordkeeping, fund accounting and investor services fees, the Funds’ professional fees (outside of professional fees related to transactions), and fees and expenses of Fund Directors. To the extent that the Fund’s total annual operating expenses for any month exceed the Expense Cap, the Adviser will pay or reimburse the Fund for expenses and/or waive the management fee payable by any of the Underlying Funds to the extent necessary to eliminate such excess. The Fund, or, with respect to the waived management fee, the applicable Underlying Funds, will be obligated to pay the Adviser all such amounts paid, waived, or reimbursed by the Adviser pursuant to the Expense Cap, provided that (A) the amount of such additional payment in any year, together with all expenses of the Fund (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds), in the aggregate, would not cause the Fund’s total annual operating expenses, whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds, exclusive of Excluded Expenses, in any such year to exceed the lesser of any expense limitation in place at the time of payment or the expense limitation in place at the time of waiver or reimbursement, (B) the amount of such additional payment shall be borne pro rata by all Fund Investors or, with respect to each Underlying Fund, by all such Underlying Fund’s unitholders, as applicable, and (C) no such additional payments by the Fund, or, with respect to any waived management fees, the applicable Underlying Fund, will be made with respect to amounts paid, waived, or reimbursed by the Adviser more than thirty-six (36) months after the date such amounts are paid, waived, or reimbursed by the Adviser. The Expense Limitation and Reimbursement Agreement shall remain in effect until such time that the Adviser ceases to be the investment adviser of the Fund or upon mutual agreement among the Adviser and the Board of the Fund.
[6]	“Other Expenses” are estimated for the current fiscal year and include fees and expenses incurred in connection with the Master Fund’s credit facility, professional fees and other expenses, including, without limitation, administration fees, custody fees, trustee fees, insurance costs, financing costs, Corporate Subsidiary tax expenses and other expenses that the Fund bears directly and indirectly through the Master Fund.
[7]	Prior to July 31, 2020, Class 1 was known as the Brokerage Class.
[8]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an Investor’s Units at any time prior to the day immediately preceding the one‑year anniversary of an Investor’s purchase of the Units (on a “first in‑first out” basis). An early repurchase fee payable by an Investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining Investors. See “Repurchases of Units and Transfers.”
[9]	The management fee shown is payable in part by the Master Fund and in part by each Subsidiary, but will be borne indirectly by Investors as a result of the Fund’s investment in the Master Fund. The Master Fund will pay the Adviser a management fee at the annual rate of 0.70% of the Master Fund’s net asset value (excluding the assets attributable to each Subsidiary) as of the end of each month, and each Subsidiary will pay the Adviser a management fee at the annual rate of 0.70% of such Subsidiary’s net asset value as of the end of each month. For purposes of determining the management fee payable to the Adviser for any month, net asset value is calculated prior to giving effect to the payment of such management fee and prior to the deduction of any other asset-based fees (e.g., any administration fee) payable by the Master Fund or a Subsidiary, as applicable, to either the Adviser or the Sponsor and prior to giving effect to any purchases or repurchases of interests of the Master Fund or a Subsidiary, as applicable, or any distributions by the Master Fund or a Subsidiary, as applicable, occurring as of or around the end of such month.
[10]	The Class 2, Class 3 and Class 5 Units will pay the Distributor the Distribution and/or Service Fee at an annualized rate of 0.50% of the net assets of the Fund that are attributable to Class 2 Units, 0.25% of the net assets of the Fund that are attributable to Class 3 Units and 1.00% of the net assets of the Fund that are attributable to Class 5 Units, in each case determined as of the end of each month. The Fund will also pay the Distributor an ongoing distribution and/or service fee with respect to the Class 1 units of the Fund, which are offered in a separate prospectus. These Distribution and/or Service Fees are paid for distribution and investor services provided to Investors (such as responding to Investor inquiries and providing information regarding investments in Units of the Fund; processing purchase, exchange, and redemption requests by beneficial owners of Units; placing orders with the Fund or its service providers for Units; providing sub‑accounting with respect to Units beneficially owned by Investors; and processing dividend payments for Units of the Fund on behalf of Investors). The Distributor may pay all or a portion of the Distribution and/or Service Fee to Selling Agents that provide distribution and investor services to Investors. For purposes of determining the Distribution and/or Service Fee payable to the Distributor for any month, net asset value is calculated prior to giving effect to the payment of the Distribution and/or Service Fee and prior to the deduction of any other asset-based fees (e.g., the management fee and any administration fee).
[11]	Includes fees and expenses of the Investment Funds in which the Master Fund invests. Some or all of the Investment Funds in which the Master Fund intends to invest charge carried interests, incentive fees, or allocations based on the Investment Funds’ performance. The Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and 10% to 20% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Investment Funds in which the Master Fund invests, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The 0.90% shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Investment Funds (i.e., management fees, administration fees, and professional and other direct, fixed fees and expenses of the Investment Funds). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in‑kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
[12]	The Adviser has entered into an “Expense Limitation and Reimbursement Agreement” with the Fund, the Master Fund and each Subsidiary (for purposes of this section, the Master Fund and the Subsidiaries are referred to collectively as the “Underlying Funds”) to waive the management fees payable by the Underlying Funds and pay or reimburse the Fund’s expenses (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds) such that the Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 1.45% per annum of the Fund’s net assets as of the end of each calendar month (the “Expense Cap”). “Excluded Expenses” is defined to include (i) the Fund’s proportional share of (a) fees, expenses, allocations, carried interests, etc. of the private equity investment funds and co-investments in portfolio companies in which any Underlying Fund invests (including all acquired fund fees and expenses); (b) transaction costs, including legal costs and brokerage commissions, of any Underlying Fund associated with the acquisition and disposition of primary interests, secondary interests, co-investments, ETF investments, and other investments; (c) interest payments incurred by any Underlying Fund, (d) fees and expenses incurred in connection with any credit facilities obtained by any Underlying Fund; (e) taxes of any Underlying Fund; (f) extraordinary expenses of any Underlying Fund (as determined in the sole discretion of the Adviser), which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses; (g) fees and expenses billed directly to a Subsidiary by any accounting firm for auditing, tax and other professional services provided to the Subsidiary; and (h) fees and expenses billed directly to a Subsidiary for custody and fund administration services provided to the Subsidiary; and (ii) (a) any investment management fee paid by the Fund; (b) acquired fund fees and expenses of the Fund; (c) transaction costs, including legal costs and brokerage commissions, of the Fund; (d) interest payments incurred by the Fund; (e) fees and expenses incurred in connection with any credit facilities obtained by the Fund; (f) the Distribution and/or Service Fees (as applicable) paid by the Fund; (g) taxes of the Fund; and (h) extraordinary expenses of the Fund (as determined in the sole discretion of the Adviser), which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses. Expenses that are subject to the Expense Limitation and Reimbursement Agreement include, but are not limited to, each Underlying Fund’s investment management fee, the Funds’ administration, custody, transfer agency, recordkeeping, fund accounting and investor services fees, the Funds’ professional fees (outside of professional fees related to transactions), and fees and expenses of Fund Directors. To the extent that the Fund’s total annual operating expenses for any month exceed the Expense Cap, the Adviser will pay or reimburse the Fund for expenses and/or waive the management fee payable by any of the Underlying Funds to the extent necessary to eliminate such excess. The Fund, or, with respect to the waived management fee, the applicable Underlying Funds, will be obligated to pay the Adviser all such amounts paid, waived, or reimbursed by the Adviser pursuant to the Expense Cap, provided that (A) the amount of such additional payment in any year, together with all expenses of the Fund (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds), in the aggregate, would not cause the Fund’s total annual operating expenses, whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds, exclusive of Excluded Expenses, in any such year to exceed the lesser of any expense limitation in place at the time of payment or the expense limitation in place at the time of waiver or reimbursement, (B) the amount of such additional payment shall be borne pro rata by all Fund Investors or, with respect to each Underlying Fund, by all such Underlying Fund’s unitholders, as applicable, and (C) no such additional payments by the Fund, or, with respect to any waived management fees, the applicable Underlying Fund, will be made with respect to amounts paid, waived, or reimbursed by the Adviser more than thirty-six (36) months after the date such amounts are paid, waived, or reimbursed by the Adviser. The Expense Limitation and Reimbursement Agreement shall remain in effect until such time that the Adviser ceases to be the investment adviser of the Fund or upon mutual agreement among the Adviser and the Board of the Fund.
[13]	“Other Expenses” are estimated for the current fiscal year and include fees and expenses incurred in connection with the Master Fund’s credit facility, professional fees and other expenses, including, without limitation, administration fees, custody fees, trustee fees, insurance costs, financing costs, Corporate Subsidiary tax expenses and other expenses that the Fund bears directly and indirectly through the Master Fund.
[14]	Prior to July 31, 2020, Class 2 was known as the Advisory Class.
[15]	Prior to July 31, 2020, Class 3 was known as the Institutional Class.
[16]	Prior to July 31, 2020, Class 4 was known as the Institutional Plus Class. Prior to October 1, 2015, the Institutional Plus Class was known as the Advisory Class.
[17]	Investors purchasing Class 5 Units may be charged a sales load of up to 3.50% of the Investor’s subscription. The table assumes the maximum sales load is charged. Investments will be subject to a sales load in the amounts set forth below: Investment Amount Sales Load Less than $250,000 3.50% $250,000 – $499,999 2.50% $500,000 – $999,999 2.00% $1,000,000 or more 0.00 % See “Management of the Fund—The Distributor and Distribution Arrangements.” The Distributor may elect to reduce, otherwise modify or waive the sales load with respect to certain investors. See “Application for Investment.”
[18]	Class 5 commenced operations on July 31, 2020.